UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Plus Fund

December 31, 2013

Core Plus - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 33.3%

AEROSPACE AND DEFENSE — 0.4%
L-3 Communications Corp., 4.75%, 7/15/20	200,000	207,599
Lockheed Martin Corp., 7.65%, 5/1/16	50,000	57,703
Lockheed Martin Corp., 4.25%, 11/15/19	210,000	225,978
United Technologies Corp., 6.125%, 2/1/19	80,000	94,489
United Technologies Corp., 6.05%, 6/1/36	95,000	111,576
United Technologies Corp., 5.70%, 4/15/40	60,000	68,174

		765,519

AUTOMOBILES — 0.8%
American Honda Finance Corp., 2.50%, 9/21/15(1)	190,000	195,895
American Honda Finance Corp., 1.50%, 9/11/17(1)	100,000	98,571
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	220,000	221,377
Daimler Finance North America LLC, 2.625%, 9/15/16(1)	80,000	82,776
Ford Motor Co., 4.75%, 1/15/43	50,000	45,104
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	190,000	204,966
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	125,073
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	306,187
Volkswagen International Finance NV, 1.625%, 3/22/15(1)	180,000	182,086

		1,462,035

BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	100,000	104,175
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	481,000	600,953
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	200,000	229,585
PepsiCo, Inc., 3.00%, 8/25/21	120,000	118,371
Pernod-Ricard SA, 2.95%, 1/15/17(1)	190,000	196,292
SABMiller Holdings, Inc., 2.45%, 1/15/17(1)	400,000	409,755

		1,659,131

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 5.85%, 6/1/17	90,000	102,157
Amgen, Inc., 4.10%, 6/15/21	120,000	125,083
Amgen, Inc., 5.375%, 5/15/43	120,000	123,234
Celgene Corp., 3.25%, 8/15/22	100,000	94,707
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	106,826

		552,007

CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	100,000	112,856
Ameriprise Financial, Inc., 4.00%, 10/15/23	100,000	99,739
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	343,000	398,254
Jefferies Group, Inc., 5.125%, 4/13/18	80,000	86,834

		697,683

CHEMICALS — 0.4%
Dow Chemical Co. (The), 4.25%, 11/15/20	120,000	128,042
Eastman Chemical Co., 2.40%, 6/1/17	190,000	192,120
Ecolab, Inc., 3.00%, 12/8/16	90,000	94,353
Ecolab, Inc., 4.35%, 12/8/21	170,000	176,331

LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	222,264

		813,110

COMMERCIAL BANKS — 2.0%
Bank of America N.A., 5.30%, 3/15/17	300,000	330,799
Bank of America N.A., 6.00%, 10/15/36	250,000	286,973
Bank of Nova Scotia, 2.55%, 1/12/17	180,000	186,753
BB&T Corp., MTN, 5.70%, 4/30/14	20,000	20,347
BB&T Corp., MTN, 3.20%, 3/15/16	55,000	57,540
Capital One Financial Corp., 2.15%, 3/23/15	130,000	132,195
Capital One Financial Corp., 1.00%, 11/6/15	100,000	100,002
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	250,000	242,328
Fifth Third Bancorp, 4.30%, 1/16/24	80,000	78,383
HBOS plc, MTN, 6.75%, 5/21/18(1)	100,000	113,563
ING Bank NV, 2.00%, 9/25/15(1)	200,000	203,400
Intesa Sanpaolo SpA, 3.875%, 1/16/18	100,000	102,449
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	370,000	410,574
PNC Funding Corp., 3.625%, 2/8/15	60,000	62,082
PNC Funding Corp., 4.375%, 8/11/20	50,000	53,468
Regions Bank, 7.50%, 5/15/18	250,000	296,447
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	280,000	298,954
Standard Chartered plc, 5.20%, 1/26/24(1)	200,000	199,668
SunTrust Banks, Inc., 3.60%, 4/15/16	33,000	34,777
Toronto-Dominion Bank (The), 2.375%, 10/19/16	80,000	83,108
Toronto-Dominion Bank (The), MTN, 2.50%, 7/14/16	80,000	83,027
U.S. Bancorp., 3.44%, 2/1/16	90,000	93,920
U.S. Bancorp., MTN, 2.95%, 7/15/22	70,000	65,060
Wells Fargo & Co., 3.68%, 6/15/16	100,000	106,530
Wells Fargo & Co., 5.625%, 12/11/17	100,000	114,675
Wells Fargo & Co., MTN, 4.60%, 4/1/21	130,000	142,549

		3,899,571

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	190,000	183,263
Waste Management, Inc., 4.75%, 6/30/20	70,000	76,138

		259,401

COMMUNICATIONS EQUIPMENT — 0.3%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	190,000	188,286
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	160,000	149,828
Crown Castle International Corp., 5.25%, 1/15/23	200,000	197,000

		535,114

COMPUTERS AND PERIPHERALS — 0.4%
Dell, Inc., 2.30%, 9/10/15	295,000	297,581
Dell, Inc., 3.10%, 4/1/16	155,000	157,131
Hewlett-Packard Co., 4.30%, 6/1/21	100,000	101,384
Seagate HDD Cayman, 4.75%, 6/1/23(1)	130,000	122,200

		678,296

CONSTRUCTION MATERIALS — 0.2%
Covanta Holding Corp., 7.25%, 12/1/20	200,000	219,259
Owens Corning, 4.20%, 12/15/22	140,000	133,734

		352,993

CONSUMER FINANCE — 0.9%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	350,000	401,726
American Express Credit Corp., MTN, 2.375%, 3/24/17	140,000	143,963
CIT Group, Inc., 5.00%, 5/15/17	300,000	321,750
Equifax, Inc., 3.30%, 12/15/22	170,000	156,985
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(1)	190,000	190,475
PNC Bank N.A., 6.00%, 12/7/17	200,000	228,018
SLM Corp., MTN, 6.25%, 1/25/16	271,000	293,696

		1,736,613

CONTAINERS AND PACKAGING — 0.2%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)	290,000	313,200
Ball Corp., 6.75%, 9/15/20	150,000	163,875

		477,075

DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	50,000	48,486
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	90,916
Johns Hopkins University, 4.08%, 7/1/53	55,000	47,242

		186,644

DIVERSIFIED FINANCIAL SERVICES — 4.7%
Ally Financial, Inc., 8.30%, 2/12/15	270,000	290,925
Bank of America Corp., 3.75%, 7/12/16	310,000	329,744
Bank of America Corp., 6.50%, 8/1/16	60,000	67,782
Bank of America Corp., 5.75%, 12/1/17	230,000	261,891
Bank of America Corp., 5.625%, 7/1/20	350,000	400,048
Citigroup, Inc., 4.75%, 5/19/15	109,000	114,734
Citigroup, Inc., 4.45%, 1/10/17	700,000	758,949
Citigroup, Inc., 5.50%, 2/15/17	170,000	187,385
Citigroup, Inc., 6.125%, 11/21/17	340,000	392,106
Citigroup, Inc., 1.75%, 5/1/18	10,000	9,838
Citigroup, Inc., 4.05%, 7/30/22	80,000	79,134
Citigroup, Inc., 3.875%, 10/25/23	140,000	137,678
Deutsche Bank AG, VRN, 4.30%, 5/24/23	200,000	181,128
General Electric Capital Corp., 2.25%, 11/9/15	180,000	185,594
General Electric Capital Corp., MTN, 5.00%, 1/8/16	100,000	108,118
General Electric Capital Corp., MTN, 5.625%, 9/15/17	50,000	56,906
General Electric Capital Corp., MTN, 6.00%, 8/7/19	680,000	798,371
General Electric Capital Corp., MTN, 4.65%, 10/17/21	250,000	272,442
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	170,000	177,625
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	310,000	315,659
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	230,000	258,984
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	160,000	178,042
Goldman Sachs Group, Inc. (The), MTN, 3.70%, 8/1/15	110,000	114,586
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	230,000	255,851
HSBC Holdings plc, 4.00%, 3/30/22	60,000	61,690
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	50,000	51,063
JPMorgan Chase & Co., 6.00%, 1/15/18	210,000	241,928
JPMorgan Chase & Co., 4.625%, 5/10/21	530,000	571,501
Morgan Stanley, 4.75%, 3/22/17	360,000	393,033
Morgan Stanley, 5.75%, 1/25/21	150,000	169,734
Morgan Stanley, 5.00%, 11/24/25	260,000	260,881
Morgan Stanley, MTN, 6.00%, 4/28/15	300,000	319,613

Morgan Stanley, MTN, 6.625%, 4/1/18	350,000	409,740
Morgan Stanley, MTN, 5.625%, 9/23/19	100,000	113,744
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	150,000	153,610
UBS AG, 7.625%, 8/17/22	400,000	458,258

		9,138,315

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc., 3.875%, 8/15/21	480,000	486,431
AT&T, Inc., 2.625%, 12/1/22	70,000	63,180
AT&T, Inc., 6.55%, 2/15/39	70,000	79,487
AT&T, Inc., 4.30%, 12/15/42	240,000	203,626
British Telecommunications plc, 5.95%, 1/15/18	300,000	343,208
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	100,000	106,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)	110,000	111,613
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	200,000	237,204
Orange SA, 4.375%, 7/8/14	80,000	81,522
Orange SA, 4.125%, 9/14/21	100,000	101,271
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	33,375
Telefonica Emisiones SAU, 5.88%, 7/15/19	80,000	89,359
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	105,637
Verizon Communications, Inc., 3.65%, 9/14/18	390,000	413,080
Verizon Communications, Inc., 4.50%, 9/15/20	90,000	96,381
Verizon Communications, Inc., 5.15%, 9/15/23	240,000	257,774
Verizon Communications, Inc., 6.40%, 9/15/33	330,000	379,609
Verizon Communications, Inc., 7.35%, 4/1/39	110,000	136,646
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	56,104
Verizon Communications, Inc., 6.55%, 9/15/43	80,000	93,617
Virgin Media Finance plc, 8.375%, 10/15/19	134,000	146,730
Windstream Corp., 7.875%, 11/1/17	275,000	315,563

		3,937,417

ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	12,000	14,160

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	194,225

ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16	70,000	73,118
Ensco plc, 4.70%, 3/15/21	130,000	137,544
Transocean, Inc., 5.05%, 12/15/16	50,000	55,267
Transocean, Inc., 6.50%, 11/15/20	80,000	91,378
Transocean, Inc., 6.375%, 12/15/21	60,000	67,442
Weatherford International Ltd., 9.625%, 3/1/19	60,000	77,136

		501,885

FOOD AND STAPLES RETAILING — 0.5%
Delhaize Group SA, 4.125%, 4/10/19	100,000	102,869
Dollar General Corp., 4.125%, 7/15/17	100,000	106,219
Kroger Co. (The), 6.40%, 8/15/17	100,000	114,624
Safeway, Inc., 4.75%, 12/1/21	120,000	120,535
Wal-Mart Stores, Inc., 5.875%, 4/5/27	95,000	112,520
Wal-Mart Stores, Inc., 4.875%, 7/8/40	90,000	91,777
Wal-Mart Stores, Inc., 5.625%, 4/15/41	130,000	147,646

Walgreen Co., 3.10%, 9/15/22	110,000	103,159

		899,349

FOOD PRODUCTS — 0.3%
Kraft Foods Group, Inc., 6.125%, 8/23/18	22,000	25,658
Kraft Foods Group, Inc., 5.375%, 2/10/20	41,000	46,267
Kraft Foods Group, Inc., 5.00%, 6/4/42	110,000	108,463
Mondelez International, Inc., 6.50%, 2/9/40	90,000	107,573
Tyson Foods, Inc., 6.60%, 4/1/16	100,000	111,679
Tyson Foods, Inc., 4.50%, 6/15/22	230,000	234,249

		633,889

GAS UTILITIES — 1.4%
El Paso Corp., 6.875%, 6/15/14	50,000	51,494
El Paso Corp., 7.25%, 6/1/18	120,000	137,536
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	200,000	211,353
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	160,000	184,350
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	69,867
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	75,159
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	84,248
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	37,054
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	150,497
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	200,000	221,195
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	80,000	95,116
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	66,204
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	100,000	97,478
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	142,552
Magellan Midstream Partners LP, 6.55%, 7/15/19	170,000	201,297
Magellan Midstream Partners LP, 5.15%, 10/15/43	130,000	128,170
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	30,000	31,561
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	160,000	157,249
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	211,407
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	113,503
Williams Partners LP, 4.125%, 11/15/20	280,000	287,125

		2,754,415

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Biomet, Inc., 6.50%, 8/1/20	100,000	105,500

HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Aetna, Inc., 2.75%, 11/15/22	60,000	55,288
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	282,000	291,870
Express Scripts Holding Co., 2.65%, 2/15/17	200,000	206,218
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	121,373
HCA, Inc., 7.875%, 2/15/20	140,000	150,675
HCA, Inc., 7.69%, 6/15/25	50,000	52,500
NYU Hospitals Center, 4.43%, 7/1/42	100,000	83,492
Tenet Healthcare Corp., 6.25%, 11/1/18	280,000	311,150
UnitedHealth Group, Inc., 4.25%, 3/15/43	100,000	89,765
Universal Health Services, Inc., 7.125%, 6/30/16	200,000	226,250
WellPoint, Inc., 3.125%, 5/15/22	110,000	103,200
WellPoint, Inc., 3.30%, 1/15/23	80,000	74,683

		1,766,464

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	50,000	55,375
Wyndham Worldwide Corp., 2.95%, 3/1/17	150,000	152,197

		207,572

HOUSEHOLD DURABLES — 0.4%
Lennar Corp., 4.75%, 12/15/17	300,000	315,750
Mohawk Industries, Inc., 3.85%, 2/1/23	100,000	95,500
Toll Brothers Finance Corp., 4.00%, 12/31/18	250,000	255,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	90,000	103,275

		769,525

HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 6.125%, 11/15/22	150,000	161,250

INDUSTRIAL CONGLOMERATES — 0.4%
Bombardier, Inc., 7.50%, 3/15/18(1)	265,000	302,763
General Electric Co., 5.25%, 12/6/17	220,000	249,147
General Electric Co., 4.125%, 10/9/42	100,000	92,409
SPX Corp., 7.625%, 12/15/14	50,000	52,875

		697,194

INSURANCE — 1.7%
Allstate Corp. (The), VRN, 5.75%, 8/15/23	120,000	121,125
American International Group, Inc., 6.40%, 12/15/20	260,000	307,363
American International Group, Inc., MTN, 5.85%, 1/16/18	122,000	140,136
American International Group, Inc., VRN, 8.18%, 5/15/38	60,000	72,900
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	130,000	138,187
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	200,000	191,794
Berkshire Hathaway, Inc., 4.50%, 2/11/43	40,000	36,987
Genworth Holdings, Inc., 7.20%, 2/15/21	50,000	58,143
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	110,000	122,292
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	60,000	66,661
ING U.S., Inc., 5.50%, 7/15/22	150,000	163,174
ING U.S., Inc., 5.70%, 7/15/43	90,000	94,053
ING U.S., Inc., VRN, 5.65%, 5/15/23	100,000	97,275
International Lease Finance Corp., 8.75%, 3/15/17	50,000	59,125
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	110,000	113,776
Liberty Mutual Group, Inc., 6.50%, 5/1/42(1)	100,000	109,768
Lincoln National Corp., 6.25%, 2/15/20	160,000	184,495
Markel Corp., 4.90%, 7/1/22	212,000	220,952
Markel Corp., 3.625%, 3/30/23	50,000	47,076
MetLife, Inc., 6.75%, 6/1/16	100,000	113,761
MetLife, Inc., 1.76%, 12/15/17	110,000	108,889
MetLife, Inc., 4.125%, 8/13/42	110,000	95,682
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	140,000	130,482
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	115,000	141,272
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	110,000	124,405
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	48,350
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	90,000	97,016
WR Berkley Corp., 4.625%, 3/15/22	100,000	101,176

		3,306,315

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	140,000	143,150

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	49,567
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	59,451

		109,018

MEDIA — 1.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	220,000	262,260
CBS Corp., 4.85%, 7/1/42	90,000	81,113
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	93,875
Comcast Corp., 5.90%, 3/15/16	200,000	220,981
Comcast Corp., 6.40%, 5/15/38	80,000	92,399
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	120,000	123,593
Discovery Communications LLC, 5.625%, 8/15/19	200,000	224,716
DISH DBS Corp., 7.125%, 2/1/16	260,000	288,600
DISH DBS Corp., 4.625%, 7/15/17	110,000	115,500
NBCUniversal Media LLC, 5.15%, 4/30/20	180,000	201,243
NBCUniversal Media LLC, 4.375%, 4/1/21	470,000	497,597
Qwest Corp., 7.50%, 10/1/14	80,000	83,986
SBA Telecommunications, Inc., 8.25%, 8/15/19	65,000	70,037
Time Warner Cable, Inc., 6.75%, 7/1/18	230,000	258,066
Time Warner Cable, Inc., 4.50%, 9/15/42	120,000	90,928
Time Warner, Inc., 7.70%, 5/1/32	100,000	128,419
Time Warner, Inc., 5.375%, 10/15/41	200,000	202,346
Viacom, Inc., 4.50%, 3/1/21	140,000	146,523
Viacom, Inc., 3.125%, 6/15/22	50,000	46,205

		3,228,387

METALS AND MINING — 0.8%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	50,000	46,950
ArcelorMittal, 5.75%, 8/5/20	75,000	79,875
Barrick Gold Corp., 4.10%, 5/1/23	60,000	54,252
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	77,049
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	50,000	49,719
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)	290,000	309,575
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	60,000	56,758
Newmont Mining Corp., 3.50%, 3/15/22	30,000	25,543
Newmont Mining Corp., 6.25%, 10/1/39	80,000	70,775
Southern Copper Corp., 5.25%, 11/8/42	70,000	56,942
Steel Dynamics, Inc., 7.625%, 3/15/20	100,000	108,875
Teck Resources Ltd., 5.375%, 10/1/15	50,000	53,638
Teck Resources Ltd., 3.15%, 1/15/17	70,000	72,504
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	185,177
Vale Overseas Ltd., 4.625%, 9/15/20	240,000	246,719
Xstrata Canada Financial Corp., 4.95%, 11/15/21(1)	130,000	131,719

		1,626,070

MULTI-UTILITIES — 2.4%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	98,528
CMS Energy Corp., 4.25%, 9/30/15	50,000	52,701
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	97,077
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	138,369
Consumers Energy Co., 2.85%, 5/15/22	50,000	47,655
Dominion Gas Holdings LLC, 3.55%, 11/1/23(1)	40,000	38,543
Dominion Resources, Inc., 2.25%, 9/1/15	200,000	205,047

Dominion Resources, Inc., 6.40%, 6/15/18	120,000	140,017
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	120,318
Dominion Resources, Inc., 4.90%, 8/1/41	220,000	211,210
DPL, Inc., 6.50%, 10/15/16	230,000	250,125
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	50,000	60,959
Duke Energy Corp., 3.95%, 9/15/14	150,000	153,586
Duke Energy Corp., 1.625%, 8/15/17	180,000	178,947
Duke Energy Corp., 3.55%, 9/15/21	380,000	380,207
Duke Energy Florida, Inc., 6.35%, 9/15/37	70,000	85,899
Edison International, 3.75%, 9/15/17	100,000	104,849
Exelon Generation Co. LLC, 5.20%, 10/1/19	110,000	118,623
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	74,694
FirstEnergy Corp., 2.75%, 3/15/18	90,000	88,478
FirstEnergy Corp., 4.25%, 3/15/23	130,000	121,220
GenOn Energy, Inc., 7.875%, 6/15/17	300,000	331,500
Georgia Power Co., 4.30%, 3/15/42	70,000	62,988
Ipalco Enterprises, Inc., 5.00%, 5/1/18	100,000	105,250
Nisource Finance Corp., 4.45%, 12/1/21	60,000	60,812
Nisource Finance Corp., 5.65%, 2/1/45	80,000	81,966
Northern States Power Co., 3.40%, 8/15/42	100,000	80,419
NRG Energy, Inc., 7.625%, 1/15/18	270,000	309,150
PacifiCorp, 6.00%, 1/15/39	110,000	127,458
Progress Energy, Inc., 3.15%, 4/1/22	80,000	77,054
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	30,307
San Diego Gas & Electric Co., 3.00%, 8/15/21	70,000	69,006
Sempra Energy, 6.50%, 6/1/16	88,000	99,068
Sempra Energy, 9.80%, 2/15/19	30,000	39,654
Sempra Energy, 2.875%, 10/1/22	130,000	119,735
Southern Power Co., 5.15%, 9/15/41	40,000	39,169
Wisconsin Electric Power Co., 2.95%, 9/15/21	150,000	147,441
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	58,441

		4,606,470

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	38,000	42,649
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	150,000	147,897
Target Corp., 4.00%, 7/1/42	80,000	69,410

		259,956

OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	90,000	92,431

OIL, GAS AND CONSUMABLE FUELS — 2.3%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	340,000	294,950
Anadarko Petroleum Corp., 5.95%, 9/15/16	180,000	200,645
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	89,852
Apache Corp., 4.75%, 4/15/43	40,000	38,807
BP Capital Markets plc, 2.25%, 11/1/16	160,000	165,679
BP Capital Markets plc, 1.85%, 5/5/17	100,000	101,048
BP Capital Markets plc, 4.50%, 10/1/20	80,000	86,456
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	250,000	263,125
ConocoPhillips, 5.75%, 2/1/19	160,000	184,875
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	139,213
Denbury Resources, Inc., 8.25%, 2/15/20	100,000	110,625

Devon Energy Corp., 5.60%, 7/15/41	50,000	52,117
EOG Resources, Inc., 5.625%, 6/1/19	60,000	68,900
Hess Corp., 6.00%, 1/15/40	40,000	43,255
Marathon Petroleum Corp., 3.50%, 3/1/16	60,000	62,682
Newfield Exploration Co., 6.875%, 2/1/20	120,000	129,150
Noble Energy, Inc., 4.15%, 12/15/21	220,000	226,283
Peabody Energy Corp., 6.00%, 11/15/18	100,000	107,000
Peabody Energy Corp., 6.50%, 9/15/20	5,000	5,288
Pemex Project Funding Master Trust, 6.625%, 6/15/35	100,000	105,750
Petro-Canada, 6.80%, 5/15/38	110,000	131,681
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	180,000	185,916
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	220,000	219,165
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	117,180
Petroleos Mexicanos, 4.875%, 1/24/22	200,000	206,000
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	73,500
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	73,400
Phillips 66, 4.30%, 4/1/22	260,000	264,298
Pioneer Natural Resources Co., 3.95%, 7/15/22	150,000	150,622
Shell International Finance BV, 2.375%, 8/21/22	160,000	146,557
Statoil ASA, 2.45%, 1/17/23	220,000	200,604
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	150,000	161,250
Talisman Energy, Inc., 7.75%, 6/1/19	105,000	125,832

		4,531,705

PAPER AND FOREST PRODUCTS — 0.3%
Domtar Corp., 4.40%, 4/1/22	190,000	181,974
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	290,573
International Paper Co., 6.00%, 11/15/41	70,000	76,033

		548,580

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc., 7.375%, 3/15/21	300,000	328,500

PHARMACEUTICALS — 0.6%
AbbVie, Inc., 1.20%, 11/6/15	80,000	80,850
Actavis, Inc., 1.875%, 10/1/17	110,000	108,905
Actavis, Inc., 3.25%, 10/1/22	100,000	93,303
Actavis, Inc., 4.625%, 10/1/42	70,000	63,701
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	77,676
Merck & Co., Inc., 2.40%, 9/15/22	290,000	264,987
Merck & Co., Inc., 3.60%, 9/15/42	30,000	24,856
Mylan, Inc., 3.125%, 1/15/23(1)	140,000	127,091
Roche Holdings, Inc., 6.00%, 3/1/19(1)	337,000	394,609
Roche Holdings, Inc., 7.00%, 3/1/39(1)	10,000	13,116

		1,249,094

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.5%
American Tower Corp., 4.70%, 3/15/22	200,000	199,969
Boston Properties LP, 5.00%, 6/1/15	150,000	158,758
BRE Properties, Inc., 3.375%, 1/15/23	60,000	55,113
DDR Corp., 4.75%, 4/15/18	240,000	259,033
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	72,835
Essex Portfolio LP, 3.625%, 8/15/22	170,000	159,451
Essex Portfolio LP, 3.25%, 5/1/23	50,000	45,275
HCP, Inc., 3.75%, 2/1/16	250,000	262,819

Health Care REIT, Inc., 2.25%, 3/15/18	70,000	69,243
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	56,416
Health Care REIT, Inc., 4.50%, 1/15/24	80,000	79,016
Host Hotels & Resorts LP, 6.00%, 10/1/21	165,000	179,704
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	92,751
Kilroy Realty LP, 3.80%, 1/15/23	230,000	214,559
ProLogis LP, 4.25%, 8/15/23	110,000	108,702
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	108,410
Simon Property Group LP, 5.75%, 12/1/15	240,000	260,063
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	115,000	135,141
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	70,000	72,833
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	150,000	157,715
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	80,000	83,952
WEA Finance LLC, 4.625%, 5/10/21(1)	70,000	73,895

		2,905,653

ROAD AND RAIL — 0.8%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	127,000	128,867
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	200,000	197,216
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	108,832
CSX Corp., 4.25%, 6/1/21	150,000	156,673
CSX Corp., 3.70%, 11/1/23	140,000	135,486
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	125,389
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	126,005
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(1)	200,000	201,654
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	80,000	82,001
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	50,323
Union Pacific Corp., 4.875%, 1/15/15	200,000	208,967
Union Pacific Corp., 4.75%, 9/15/41	110,000	106,641

		1,628,054

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.2%
Intel Corp., 1.35%, 12/15/17	170,000	168,104
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	300,000	308,250

		476,354

SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17	220,000	246,076
Oracle Corp., 5.75%, 4/15/18	100,000	115,617

		361,693

SPECIALTY RETAIL — 0.6%
Hertz Corp. (The), 6.75%, 4/15/19	300,000	324,750
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	197,427
Staples, Inc., 4.375%, 1/12/23	150,000	145,359
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	100,000	103,500
United Rentals North America, Inc., 5.75%, 7/15/18	290,000	311,388

		1,082,424

TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	269,000	295,227
L Brands, Inc., 6.90%, 7/15/17	250,000	288,750
Phillips-Van Heusen Corp., 7.375%, 5/15/20	50,000	55,313

PVH Corp., 4.50%, 12/15/22	140,000	133,350

		772,640

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19	36,000	47,452
Altria Group, Inc., 2.85%, 8/9/22	190,000	174,996
Philip Morris International, Inc., 4.125%, 5/17/21	120,000	124,822

		347,270

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Alltel Corp., 7.875%, 7/1/32	10,000	13,021
America Movil SAB de CV, 5.00%, 3/30/20	100,000	108,687
America Movil SAB de CV, 3.125%, 7/16/22	110,000	101,668
Sprint Communications, 6.00%, 12/1/16	285,000	311,719
Vodafone Group plc, 5.625%, 2/27/17	140,000	156,677

		691,772

TOTAL CORPORATE BONDS (Cost $63,127,563)		64,151,888

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 28.6%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.4%
FHLMC, VRN, 1.76%, 1/15/14	262,914	264,978
FHLMC, VRN, 1.84%, 1/15/14	470,330	475,970
FHLMC, VRN, 1.97%, 1/15/14	297,559	303,479
FHLMC, VRN, 1.98%, 1/15/14	294,550	299,868
FHLMC, VRN, 2.07%, 1/15/14	805,354	807,652
FHLMC, VRN, 2.36%, 1/15/14	603,105	592,961
FHLMC, VRN, 2.57%, 1/15/14	185,878	195,097
FHLMC, VRN, 2.89%, 1/15/14	348,007	351,630
FHLMC, VRN, 3.23%, 1/15/14	136,417	144,836
FHLMC, VRN, 3.29%, 1/15/14	480,838	499,285
FHLMC, VRN, 3.81%, 1/15/14	474,951	497,426
FHLMC, VRN, 4.05%, 1/15/14	236,898	250,496
FHLMC, VRN, 5.23%, 1/15/14	323,583	343,642
FHLMC, VRN, 5.36%, 1/15/14	124,571	130,271
FHLMC, VRN, 5.76%, 1/15/14	490,389	506,553
FHLMC, VRN, 5.96%, 1/15/14	513,097	540,296
FHLMC, VRN, 6.12%, 1/15/14	183,255	193,394
FNMA, VRN, 1.94%, 1/25/14	190,679	202,501
FNMA, VRN, 2.70%, 1/25/14	613,947	619,655
FNMA, VRN, 3.36%, 1/25/14	162,241	173,306
FNMA, VRN, 3.81%, 1/25/14	375,791	394,907
FNMA, VRN, 3.92%, 1/25/14	290,069	304,871
FNMA, VRN, 5.33%, 1/25/14	297,024	319,321

		8,412,395

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.2%
FHLMC, 4.50%, 6/1/21	52,501	55,884
FHLMC, 5.50%, 1/1/38	34,233	37,374
FHLMC, 5.50%, 4/1/38	176,316	192,493
FHLMC, 4.00%, 4/1/41	1,347,618	1,391,725

FHLMC, 6.50%, 7/1/47	2,227	2,401
FNMA, 5.00%, 7/1/20	111,009	119,634
FNMA, 5.00%, 7/1/31	1,118,993	1,239,930
FNMA, 4.50%, 10/1/33	571,918	609,188
FNMA, 5.00%, 11/1/33	1,177,942	1,285,458
FNMA, 6.00%, 12/1/33	803,575	903,521
FNMA, 5.50%, 4/1/34	304,125	335,798
FNMA, 5.50%, 4/1/34	943,465	1,041,349
FNMA, 5.00%, 8/1/34	151,658	165,082
FNMA, 5.50%, 8/1/34	327,858	361,528
FNMA, 5.00%, 4/1/35	774,536	842,526
FNMA, 5.00%, 8/1/35	54,011	58,688
FNMA, 4.50%, 9/1/35	66,777	70,947
FNMA, 5.50%, 7/1/36	58,809	64,662
FNMA, 5.50%, 12/1/36	108,842	119,773
FNMA, 6.00%, 7/1/37	248,525	275,098
FNMA, 6.00%, 8/1/37	175,471	195,159
FNMA, 6.50%, 8/1/37	22,018	23,758
FNMA, 6.00%, 9/1/37	224,905	249,222
FNMA, 6.00%, 11/1/37	275,995	306,188
FNMA, 5.00%, 3/1/38	346,933	377,242
FNMA, 6.50%, 9/1/38	328,441	367,476
FNMA, 5.50%, 1/1/39	461,061	507,066
FNMA, 5.00%, 2/1/39	720,498	787,632
FNMA, 4.50%, 4/1/39	203,802	216,759
FNMA, 4.50%, 5/1/39	506,317	541,924
FNMA, 6.50%, 5/1/39	13,164	14,642
FNMA, 4.50%, 6/1/39	1,217,055	1,295,711
FNMA, 4.50%, 10/1/39	782,036	833,249
FNMA, 4.00%, 10/1/40	727,649	749,410
FNMA, 4.50%, 11/1/40	692,712	736,576
FNMA, 4.00%, 8/1/41	1,036,144	1,067,226
FNMA, 4.50%, 9/1/41	737,507	783,792
FNMA, 3.50%, 5/1/42	855,969	851,754
FNMA, 3.50%, 6/1/42	926,292	921,969
FNMA, 3.50%, 9/1/42	912,361	907,817
FNMA, 3.00%, 1/1/44(3)	2,000,000	1,899,219
FNMA, 3.50%, 1/1/44(3)	500,000	496,836
FNMA, 4.00%, 1/1/44(3)	4,950,000	5,096,953
FNMA, 4.50%, 1/1/44(3)	2,750,000	2,914,678
FNMA, 5.00%, 1/1/44(3)	2,500,000	2,715,430
FNMA, 5.50%, 1/1/44(3)	2,000,000	2,200,235
FNMA, 6.50%, 8/1/47	4,548	4,923
FNMA, 6.50%, 8/1/47	4,266	4,622
FNMA, 6.50%, 9/1/47	14,793	16,008
FNMA, 6.50%, 9/1/47	549	594
FNMA, 6.50%, 9/1/47	1,624	1,758
FNMA, 6.50%, 9/1/47	5,000	5,411
FNMA, 6.50%, 9/1/47	1,575	1,704
GNMA, 5.50%, 12/15/32	272,124	302,073
GNMA, 6.00%, 9/20/38	121,101	136,397
GNMA, 5.50%, 12/20/38	295,966	326,397
GNMA, 4.50%, 6/15/39	1,220,209	1,316,046

GNMA, 4.50%, 1/15/40		756,174	810,111
GNMA, 4.50%, 4/15/40		792,246	854,755
GNMA, 4.00%, 11/20/40		1,746,621	1,819,814
GNMA, 3.50%, 6/20/42		2,954,229	2,985,829
GNMA, 3.50%, 7/20/42		1,928,208	1,948,835

			46,766,259

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $55,401,392)			55,178,654

U.S. TREASURY SECURITIES — 19.7%

U.S. Treasury Bonds, 5.375%, 2/15/31		1,850,000	2,261,914
U.S. Treasury Bonds, 2.75%, 11/15/42		1,700,000	1,338,750
U.S. Treasury Bonds, 3.125%, 2/15/43		1,900,000	1,620,343
U.S. Treasury Notes, 0.50%, 10/15/14		6,000,000	6,017,346
U.S. Treasury Notes, 0.375%, 11/15/15(4)		600,000	600,434
U.S. Treasury Notes, 0.375%, 1/15/16		1,000,000	999,688
U.S. Treasury Notes, 0.50%, 6/15/16		500,000	499,511
U.S. Treasury Notes, 1.50%, 7/31/16		2,100,000	2,147,989
U.S. Treasury Notes, 0.875%, 1/31/17		5,500,000	5,506,017
U.S. Treasury Notes, 0.875%, 2/28/17		3,500,000	3,499,454
U.S. Treasury Notes, 0.75%, 6/30/17		1,000,000	989,492
U.S. Treasury Notes, 0.50%, 7/31/17		3,000,000	2,936,484
U.S. Treasury Notes, 2.375%, 7/31/17		500,000	522,402
U.S. Treasury Notes, 0.75%, 10/31/17		950,000	932,633
U.S. Treasury Notes, 0.875%, 1/31/18		2,600,000	2,549,828
U.S. Treasury Notes, 1.375%, 7/31/18		1,500,000	1,485,879
U.S. Treasury Notes, 1.375%, 9/30/18		2,600,000	2,566,993
U.S. Treasury Notes, 1.25%, 10/31/18		1,140,000	1,117,067
U.S. Treasury Notes, 1.25%, 11/30/18		400,000	391,234

TOTAL U.S. TREASURY SECURITIES (Cost $38,692,215)			37,983,458

SOVEREIGN GOVERNMENTS AND AGENCIES — 7.8%

BELGIUM — 1.3%
Belgium Government Bond, 4.25%, 9/28/22	EUR	1,615,000	2,550,507

BRAZIL — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21		$190,000	201,400

CANADA — 0.2%
Province of Ontario Canada, 5.45%, 4/27/16		$100,000	110,705
Province of Ontario Canada, 1.60%, 9/21/16		$200,000	203,955

			314,660

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		$120,000	117,900
Chile Government International Bond, 3.625%, 10/30/42		$100,000	79,050

			196,950

COLOMBIA — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21		$330,000	341,550

ITALY†
Italy Government International Bond, 6.875%, 9/27/23		$80,000	95,631

MEXICO — 0.5%
Mexico Government International Bond, 5.625%, 1/15/17		$70,000	78,400
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$250,000	289,375
Mexico Government International Bond, 5.125%, 1/15/20		$470,000	521,935
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$100,000	90,625

			980,335

NORWAY — 1.5%
Norway Government Bond, 3.75%, 5/25/21	NOK	16,000,000	2,815,227

PERU — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		$150,000	151,500

PHILIPPINES — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		$200,000	208,000
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	119,250

			327,250

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15		$40,000	41,952
Poland Government International Bond, 5.125%, 4/21/21		$60,000	65,325
Poland Government International Bond, 3.00%, 3/17/23		$100,000	91,300

			198,577

PORTUGAL — 1.1%
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23(1)	EUR	1,630,000	2,074,247

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		$110,000	117,078
Korea Development Bank (The), 3.25%, 3/9/16		$100,000	104,367
Korea Development Bank (The), 4.00%, 9/9/16		$70,000	74,644

			296,089

SWEDEN — 1.2%
Sweden Government Bond, 3.50%, 6/1/22	SEK	14,300,000	2,424,171

TURKEY — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$200,000	165,500

UNITED KINGDOM — 1.0%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	985,000	1,888,120

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	62,200

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $15,130,291)			15,083,914

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 5.9%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37		157,684	117,431
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34		370,626	379,295
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		81,596	83,697
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35		440,039	451,439
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37		406,946	369,938

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 1/1/14	238,333	234,837
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.38%, 1/1/14	421,604	418,100
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	61,551	60,114
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.26%, 1/1/14	349,234	343,215
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	341,036	352,279
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	5,839	5,734
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	32,346	31,982
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.51%, 1/1/14	59,148	58,528
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.22%, 1/1/14	283,996	279,400
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 1/1/14	461,778	459,813
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.76%, 1/1/14	243,959	244,131
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.70%, 1/1/14	812,284	779,162
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.89%, 1/1/14	97,151	98,786
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 1/1/14	283,132	290,652
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/14	191,806	191,194
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	162,958	172,038
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	173,898	183,473
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.74%, 1/1/14	230,924	232,030
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	171,248	163,019
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	57,231	58,738
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	608,183	629,227
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	686,536	665,224
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	163,144	156,599
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	36,332	36,345
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/14	204,971	182,640
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	197,217	191,483
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	480,827	457,165
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	581,343	580,846
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	207,919	216,621
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	278,320	291,341

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	544,476	560,698
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	51,680	53,431
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.05%, 1/1/14	203,033	200,733

		10,281,378

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLMC, Series 2684, Class FP, VRN, 0.67%, 1/15/14	273,482	273,765
FHLMC, Series 3397, Class GF, VRN, 0.67%, 1/15/14	295,377	297,175
FNMA, Series 2006-43, Class FM, VRN, 0.46%, 1/25/14	99,495	99,479
FNMA, Series 2007-36, Class FB, VRN, 0.56%, 1/25/14	466,451	467,916

		1,138,335

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,346,049)		11,419,713

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 5.7%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	12,018	12,043
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/14	200,000	213,535
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	200,000	187,691
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	675,000	620,642
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	11,994	11,988
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	230,000	228,888
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.22%, 1/1/14	110,777	111,777
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	57,231	57,237
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/1/14	171,237	171,561
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/14	300,000	307,926
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 1/1/14	664,000	686,657
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/14	581,087	587,091
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	673,001	697,758
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	937,720	971,911
GS Mortgage Securities Corp. Trust 2012-ALOHA, Series 2012-ALOH, Class C, VRN, 4.13%, 1/1/14(1)	300,000	293,807
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/14(1)	350,000	328,914
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	300,000	309,384

LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	141,465	144,816
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	213,344	213,730
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.49%, 1/11/14	93,756	94,400
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/11/14	75,000	77,350
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	159,027	160,806
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	180,823	188,017
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/14	700,000	742,012
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 1/11/14	576,000	617,667
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	62,727	62,744
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	771,630	789,541
VNO Mortgage Trust, Series 2013-PENN, Class D, VRN, 3.95%, 1/1/14(1)	300,000	287,152
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.29%, 1/1/14	535,850	540,781
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	56,721	57,184
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,185,000	1,212,240

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,240,452)		10,987,250

MUNICIPAL SECURITIES — 3.6%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	65,000	67,060
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	150,000	182,667
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	150,000	183,904
California GO, (Building Bonds), 6.65%, 3/1/22	40,000	46,769
California GO, (Building Bonds), 7.55%, 4/1/39	130,000	169,021
California GO, (Building Bonds), 7.30%, 10/1/39	10,000	12,617
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	33,115
Illinois GO, 5.88%, 3/1/19	55,000	59,930
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	220,000	205,735
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	25,000	26,435
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	45,000	44,460
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	150,000	190,315
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	10,000	11,053
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	50,000	54,222
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	80,000	94,762
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	50,000	60,017
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.45%, 5/1/33	50,000	54,433
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	240,000	321,072

New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	40,000	51,425
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42	80,000	92,910
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	75,000	87,802
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	81,409
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	40,000	46,193
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	175,000	187,777
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	70,809
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	1,720,000	1,075,224
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	1,200,000	723,852
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	1,300,000	850,850
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	1,195,000	764,525
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	475,000	290,591
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	193,261
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	150,000	162,301
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	85,000	86,210
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	59,695
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	56,471
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	109,651
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	93,160

TOTAL MUNICIPAL SECURITIES (Cost $7,196,010)		6,901,703

U.S. GOVERNMENT AGENCY SECURITIES — 1.7%

FHLMC, 2.375%, 1/13/22	1,270,000	1,214,468
FNMA, 6.625%, 11/15/30	1,620,000	2,107,733

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,416,268)		3,322,201

ASSET-BACKED SECURITIES(2) — 0.9%

CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	1,150,000	1,149,923
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.72%, 1/10/14(1)	450,000	450,081
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25	100,000	97,250

TOTAL ASSET-BACKED SECURITIES (Cost $1,701,564)		1,697,254

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $177,166), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $173,742)		173,742
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $212,701), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $208,490)		208,490

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $77,967), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $76,446)		76,446
SSgA U.S. Government Money Market Fund	1,313,579	1,313,579

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,772,257)		1,772,257

TOTAL INVESTMENT SECURITIES — 108.1% (Cost $209,024,061)		208,498,292

OTHER ASSETS AND LIABILITIES(5) — (8.1)%		(15,560,936)

TOTAL NET ASSETS — 100.0%		$192,937,356

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	240,000	USD	218,913	Barclays Bank plc	1/23/14	(4,898)
AUD	400,000	USD	353,396	Westpac Group	1/23/14	3,297
AUD	400,000	USD	357,276	Westpac Group	1/23/14	(583)
USD	283,594	AUD	320,000	UBS AG	1/23/14	(1,760)
BRL	906,680	USD	380,000	Barclays Bank plc	1/23/14	2,369
CAD	555,516	USD	520,000	Deutsche Bank	1/23/14	2,700
CAD	699,623	USD	660,000	Deutsche Bank	1/23/14	(1,706)
CAD	638,956	USD	600,000	Deutsche Bank	1/23/14	1,211
CAD	232,813	USD	220,000	UBS AG	1/23/14	(940)
CAD	702,983	USD	660,000	UBS AG	1/23/14	1,455
USD	720,000	CAD	756,785	Deutsche Bank	1/23/14	7,921
USD	360,000	CAD	383,368	Deutsche Bank	1/23/14	(721)
USD	1,020,000	CAD	1,088,513	Deutsche Bank	1/23/14	(4,212)
USD	660,000	CAD	700,913	Deutsche Bank	1/23/14	492
USD	380,000	CAD	402,884	Deutsche Bank	1/23/14	915
USD	460,000	CAD	486,022	UBS AG	1/23/14	2,689
USD	580,000	CAD	620,626	UBS AG	1/23/14	(3,964)
CHF	218,030	USD	240,000	UBS AG	1/23/14	4,450
USD	380,000	CHF	346,403	Deutsche Bank	1/23/14	(8,377)
CLP	555,464,000	USD	1,040,000	Barclays Bank plc	1/23/14	14,692
USD	740,000	CLP	396,196,000	Barclays Bank plc	1/23/14	(12,281)
USD	302,410	CLP	159,672,480	Barclays Bank plc	1/23/14	(770)
USD	360,000	CLP	190,440,000	Barclays Bank plc	1/23/14	(1,600)
COP	1,161,000,000	USD	600,000	Barclays Bank plc	1/23/14	1,302
COP	582,420,000	USD	300,000	Barclays Bank plc	1/23/14	1,645
USD	891,821	COP	1,746,185,518	Barclays Bank plc	1/23/14	(12,559)
CZK	4,858,565	USD	240,000	Barclays Bank plc	1/23/14	4,696
USD	240,000	CZK	4,834,747	Deutsche Bank	1/23/14	(3,497)
EUR	340,000	USD	462,422	Barclays Bank plc	1/23/14	5,311
EUR	1,100,000	USD	1,490,957	Barclays Bank plc	1/23/14	22,299
EUR	1,160,000	USD	1,599,791	Barclays Bank plc	1/23/14	(3,994)
EUR	460,000	USD	632,923	Barclays Bank plc	1/23/14	(107)
EUR	460,000	USD	632,463	Barclays Bank plc	1/23/14	353
EUR	220,000	USD	303,233	Barclays Bank plc	1/23/14	(582)
EUR	200,000	USD	272,277	HSBC Holdings plc	1/23/14	2,860
EUR	180,000	USD	243,500	UBS AG	1/23/14	4,124
USD	703,593	EUR	520,000	Barclays Bank plc	1/23/14	(11,764)

USD	967,356	EUR	720,000	Barclays Bank plc	1/23/14	(23,138)
USD	760,262	EUR	561,086	Barclays Bank plc	1/23/14	(11,616)
USD	297,201	EUR	220,000	Barclays Bank plc	1/23/14	(5,450)
USD	765,354	EUR	566,348	Barclays Bank plc	1/23/14	(13,763)
USD	2,872,611	EUR	2,120,000	Barclays Bank plc	1/23/14	(43,845)
USD	632,541	EUR	460,000	Barclays Bank plc	1/23/14	(274)
USD	2,537,430	EUR	1,883,848	Deutsche Bank	1/23/14	(54,154)
USD	532,039	EUR	395,466	Deutsche Bank	1/23/14	(11,999)
GBP	200,000	USD	325,876	Barclays Bank plc	1/23/14	5,270
GBP	120,000	USD	195,685	Barclays Bank plc	1/23/14	3,002
GBP	160,000	USD	261,288	Barclays Bank plc	1/23/14	3,629
GBP	140,000	USD	225,621	Deutsche Bank	1/23/14	6,181
GBP	140,000	USD	229,240	HSBC Holdings plc	1/23/14	2,563
USD	387,180	GBP	240,000	Barclays Bank plc	1/23/14	(10,196)
USD	237,114	GBP	145,173	Barclays Bank plc	1/23/14	(3,254)
USD	1,917,205	GBP	1,193,271	HSBC Holdings plc	1/23/14	(58,531)
USD	327,472	GBP	200,000	UBS AG	1/23/14	(3,674)
IDR	2,607,000,000	USD	220,000	Westpac Group	1/23/14	(7,027)
ILS	1,340,496	USD	380,000	Barclays Bank plc	1/23/14	5,940
ILS	1,489,740	USD	420,000	Barclays Bank plc	1/23/14	8,909
ILS	1,328,366	USD	380,000	Barclays Bank plc	1/23/14	2,448
ILS	1,330,454	USD	380,000	Barclays Bank plc	1/23/14	3,050
USD	400,000	ILS	1,402,181	Barclays Bank plc	1/23/14	(3,700)
USD	580,000	ILS	2,018,110	Barclays Bank plc	1/23/14	(1,032)
INR	36,795,000	USD	600,000	Barclays Bank plc	1/23/14	(7,459)
INR	16,377,920	USD	260,000	Westpac Group	1/23/14	3,748
USD	260,000	INR	16,302,000	Westpac Group	1/23/14	(2,525)
JPY	47,119,318	USD	460,000	Barclays Bank plc	1/23/14	(12,532)
JPY	65,896,320	USD	640,000	Barclays Bank plc	1/23/14	(14,216)
JPY	26,680,420	USD	260,000	Deutsche Bank	1/23/14	(6,630)
USD	500,000	JPY	50,089,250	Barclays Bank plc	1/23/14	24,328
USD	280,000	JPY	28,262,640	Barclays Bank plc	1/23/14	11,604
USD	260,000	JPY	26,412,074	UBS AG	1/23/14	9,178
USD	1,280,000	JPY	131,276,032	Westpac Group	1/23/14	33,338
KRW	68,554,774	USD	63,760	Westpac Group	1/23/14	1,293
KRW	690,998,236	USD	642,669	Westpac Group	1/23/14	13,030
KRW	1,125,720,000	USD	1,060,000	Westpac Group	1/23/14	8,214
KRW	360,740,000	USD	340,000	Westpac Group	1/23/14	2,312
KRW	424,800,000	USD	400,000	Westpac Group	1/23/14	3,100
USD	1,060,000	KRW	1,130,702,000	Westpac Group	1/23/14	(12,941)
USD	760,000	KRW	806,740,000	Westpac Group	1/23/14	(5,529)
MXN	4,163,298	USD	320,000	Barclays Bank plc	1/23/14	(1,647)
MYR	1,291,000	USD	400,000	Westpac Group	1/23/14	(6,288)
USD	220,000	MYR	711,898	Westpac Group	1/23/14	2,895
USD	2,667,764	NOK	16,471,706	Deutsche Bank	1/23/14	(45,932)
USD	240,000	NOK	1,460,243	UBS AG	1/23/14	(573)
NZD	480,000	USD	392,408	Barclays Bank plc	1/23/14	1,872
NZD	500,000	USD	407,825	Deutsche Bank	1/23/14	2,883
PEN	1,448,720	USD	520,000	Barclays Bank plc	1/23/14	(3,776)
USD	518,994	PEN	1,452,405	Barclays Bank plc	1/23/14	1,457
PHP	26,634,000	USD	600,000	Westpac Group	1/23/14	1,859
USD	240,000	PHP	10,435,152	Westpac Group	1/23/14	4,193
USD	640,000	PHP	28,320,000	Westpac Group	1/23/14	42

PLN	1,057,339	USD	340,000	Barclays Bank plc	1/23/14	9,549
RUB	14,520,000	USD	440,000	Barclays Bank plc	1/23/14	159
RUB	62,171,600	USD	1,880,000	Barclays Bank plc	1/23/14	4,670
USD	620,000	RUB	20,792,320	Barclays Bank plc	1/23/14	(10,298)
USD	340,000	RUB	11,169,986	Barclays Bank plc	1/23/14	1,393
USD	220,000	RUB	7,276,500	HSBC Holdings plc	1/23/14	(580)
USD	500,000	RUB	16,682,500	Westpac Group	1/23/14	(5,713)
USD	320,000	RUB	10,716,800	Westpac Group	1/23/14	(4,869)
SEK	1,588,497	USD	240,000	Deutsche Bank	1/23/14	6,889
SEK	1,929,967	USD	300,000	Deutsche Bank	1/23/14	(39)
USD	2,418,683	SEK	16,105,717	Deutsche Bank	1/23/14	(84,513)
USD	223,706	SEK	1,459,952	Deutsche Bank	1/23/14	(3,204)
SGD	774,609	USD	620,000	Barclays Bank plc	1/23/14	(6,184)
SGD	771,137	USD	620,000	Deutsche Bank	1/23/14	(8,935)
SGD	1,126,829	USD	900,000	Deutsche Bank	1/23/14	(7,078)
SGD	775,076	USD	620,000	Deutsche Bank	1/23/14	(5,814)
USD	620,000	SGD	775,696	Barclays Bank plc	1/23/14	5,323
USD	878,370	SGD	1,114,862	Barclays Bank plc	1/23/14	(5,070)
USD	1,240,000	SGD	1,558,183	Westpac Group	1/23/14	5,264
THB	34,957,452	USD	1,083,616	Westpac Group	1/23/14	(20,809)
USD	280,000	THB	8,971,200	Westpac Group	1/23/14	7,250
USD	800,000	THB	25,944,000	Westpac Group	1/23/14	11,228
TRY	1,541,048	USD	760,000	UBS AG	1/23/14	(45,940)
USD	600,617	TRY	1,238,293	Deutsche Bank	1/23/14	26,842
USD	260,000	TRY	547,534	Deutsche Bank	1/23/14	6,295
USD	600,000	TWD	18,015,000	Westpac Group	1/23/14	(4,072)
ZAR	3,110,790	USD	300,000	Deutsche Bank	1/23/14	(4,298)
ZAR	3,310,560	USD	320,000	HSBC Holdings plc	1/23/14	(5,308)
USD	299,460	ZAR	3,108,065	Deutsche Bank	1/23/14	4,017
USD	314,842	ZAR	3,306,565	Deutsche Bank	1/23/14	530
						(328,212)

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
91	U.S. Treasury 10-Year Notes	March 2014	11,197,266	212,496
14	U.S. Treasury Long Bonds	March 2014	1,796,375	30,007
23	U.S. Treasury Ultra Long Bonds	March 2014	3,133,750	47,774
			16,127,391	290,277

Notes to Schedule of Investments
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association

GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $9,561,543, which represented 5.0% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $280,202.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Corporate Bonds	—	64,151,888	—
U.S. Government Agency Mortgage-Backed Securities	—	55,178,654	—
U.S. Treasury Securities	—	37,983,458	—
Sovereign Governments and Agencies	—	15,083,914	—
Collateralized Mortgage Obligations	—	11,419,713	—
Commercial Mortgage-Backed Securities	—	10,987,250	—
Municipal Securities	—	6,901,703	—
U.S. Government Agency Securities	—	3,322,201	—
Asset-Backed Securities	—	1,697,254	—
Temporary Cash Investments	1,313,579	458,678	—

Total Value of Investment Securities	1,313,579	207,184,713	—

Other Financial Instruments
Futures Contracts	290,277	—	—
Forward Foreign Currency Exchange Contracts	—	(328,212)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	290,277	(328,212)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$209,046,512
Gross tax appreciation of investments	$3,574,980
Gross tax depreciation of investments	(4,123,200)
Net tax appreciation (depreciation) of investments	$(548,220)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Diversified Bond Fund

December 31, 2013

Diversified Bond - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 28.5%

U.S. Treasury Bonds, 10.625%, 8/15/15	19,570,000	22,832,691
U.S. Treasury Bonds, 6.75%, 8/15/26	6,000,000	8,147,814
U.S. Treasury Bonds, 6.125%, 11/15/27	13,206,000	17,148,202
U.S. Treasury Bonds, 5.50%, 8/15/28	8,000,000	9,841,248
U.S. Treasury Bonds, 5.25%, 2/15/29	12,500,000	15,013,675
U.S. Treasury Bonds, 5.375%, 2/15/31	30,100,000	36,801,946
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	23,016,406
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	26,165,341
U.S. Treasury Bonds, 4.375%, 5/15/41	11,500,000	12,434,375
U.S. Treasury Bonds, 2.75%, 11/15/42	19,500,000	15,356,250
U.S. Treasury Bonds, 3.125%, 2/15/43	52,300,000	44,602,068
U.S. Treasury Bonds, 2.875%, 5/15/43	6,000,000	4,843,596
U.S. Treasury Notes, 1.25%, 2/15/14	12,000,000	12,017,112
U.S. Treasury Notes, 1.25%, 3/15/14	40,000,000	40,096,080
U.S. Treasury Notes, 2.25%, 1/31/15	60,000,000	61,342,980
U.S. Treasury Notes, 0.25%, 7/31/15	27,000,000	27,000,000
U.S. Treasury Notes, 0.375%, 11/15/15(1)	10,000,000	10,007,230
U.S. Treasury Notes, 2.125%, 12/31/15	4,000,000	4,137,968
U.S. Treasury Notes, 0.50%, 6/15/16	50,000,000	49,951,150
U.S. Treasury Notes, 1.50%, 6/30/16	40,000,000	40,925,000
U.S. Treasury Notes, 1.50%, 7/31/16	71,000,000	72,622,492
U.S. Treasury Notes, 0.875%, 11/30/16	33,500,000	33,609,914
U.S. Treasury Notes, 0.625%, 12/15/16	22,800,000	22,706,474
U.S. Treasury Notes, 0.875%, 1/31/17	41,000,000	41,044,854
U.S. Treasury Notes, 0.875%, 2/28/17	60,000,000	59,990,640
U.S. Treasury Notes, 0.75%, 6/30/17	34,000,000	33,642,728
U.S. Treasury Notes, 0.50%, 7/31/17	93,000,000	91,031,004
U.S. Treasury Notes, 2.375%, 7/31/17	59,000,000	61,643,495
U.S. Treasury Notes, 0.75%, 10/31/17	7,550,000	7,411,979
U.S. Treasury Notes, 1.875%, 10/31/17	53,600,000	54,940,000
U.S. Treasury Notes, 0.875%, 1/31/18	77,000,000	75,514,131
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	8,078,986
U.S. Treasury Notes, 1.00%, 5/31/18	57,640,000	56,365,637
U.S. Treasury Notes, 1.375%, 6/30/18	15,360,000	15,239,393
U.S. Treasury Notes, 1.25%, 10/31/18	75,000,000	73,491,225
U.S. Treasury Notes, 1.25%, 11/30/18	56,900,000	55,653,093
U.S. Treasury Notes, 1.375%, 11/30/18	35,000,000	34,461,315

TOTAL U.S. TREASURY SECURITIES (Cost $1,293,508,729)		1,279,128,492

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 27.4%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.2%
FHLMC, VRN, 1.76%, 1/15/14	5,539,458	5,582,942
FHLMC, VRN, 1.84%, 1/15/14	9,406,606	9,519,390
FHLMC, VRN, 1.97%, 1/15/14	7,226,424	7,370,211
FHLMC, VRN, 1.98%, 1/15/14	8,100,114	8,246,354
FHLMC, VRN, 2.07%, 1/15/14	13,422,571	13,460,868

FHLMC, VRN, 2.36%, 1/15/14	13,917,817	13,683,708
FHLMC, VRN, 2.41%, 1/15/14	2,538,649	2,702,850
FHLMC, VRN, 2.57%, 1/15/14	2,478,378	2,601,297
FHLMC, VRN, 2.89%, 1/15/14	2,349,046	2,373,501
FHLMC, VRN, 3.23%, 1/15/14	3,086,138	3,276,602
FHLMC, VRN, 3.29%, 1/15/14	7,452,989	7,738,920
FHLMC, VRN, 3.59%, 1/15/14	2,954,227	3,143,881
FHLMC, VRN, 3.76%, 1/15/14	3,325,840	3,471,521
FHLMC, VRN, 3.81%, 1/15/14	6,649,318	6,963,970
FHLMC, VRN, 4.05%, 1/15/14	4,264,161	4,508,919
FHLMC, VRN, 4.39%, 1/15/14	5,259,751	5,450,815
FHLMC, VRN, 4.68%, 1/15/14	1,614,196	1,731,373
FHLMC, VRN, 5.12%, 1/15/14	1,663,941	1,727,524
FHLMC, VRN, 5.23%, 1/15/14	2,966,179	3,150,055
FHLMC, VRN, 5.36%, 1/15/14	3,737,138	3,908,116
FHLMC, VRN, 5.76%, 1/15/14	10,207,256	10,543,703
FHLMC, VRN, 5.96%, 1/15/14	10,707,029	11,274,602
FHLMC, VRN, 6.12%, 1/15/14	3,665,188	3,867,988
FNMA, VRN, 1.90%, 1/25/14	2,057,458	2,174,581
FNMA, VRN, 1.94%, 1/25/14	8,171,959	8,678,610
FNMA, VRN, 2.45%, 1/25/14	986,192	1,045,997
FNMA, VRN, 2.70%, 1/25/14	11,114,731	11,218,052
FNMA, VRN, 3.08%, 1/25/14	3,180,964	3,296,026
FNMA, VRN, 3.32%, 1/25/14	2,229,290	2,296,197
FNMA, VRN, 3.36%, 1/25/14	3,549,026	3,791,073
FNMA, VRN, 3.81%, 1/25/14	4,729,850	4,970,461
FNMA, VRN, 3.92%, 1/25/14	6,443,928	6,772,757
FNMA, VRN, 5.33%, 1/25/14	5,782,804	6,216,919
FNMA, VRN, 6.05%, 1/25/14	1,049,969	1,145,193

		187,904,976

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 23.2%
FHLMC, 7.00%, 6/1/14	1,158	1,170
FHLMC, 6.50%, 6/1/16	24,027	24,992
FHLMC, 6.50%, 6/1/16	11,602	12,177
FHLMC, 5.00%, 11/1/17	216,747	229,890
FHLMC, 4.50%, 1/1/19	34,423	36,549
FHLMC, 5.00%, 1/1/21	2,301,662	2,480,474
FHLMC, 5.00%, 4/1/21	527,208	560,708
FHLMC, 7.00%, 9/1/27	4,823	5,479
FHLMC, 6.50%, 1/1/28	7,684	8,760
FHLMC, 7.00%, 2/1/28	1,273	1,466
FHLMC, 6.50%, 3/1/29	44,129	50,073
FHLMC, 6.50%, 6/1/29	38,360	42,707
FHLMC, 7.00%, 8/1/29	4,592	5,174
FHLMC, 5.00%, 4/1/31	8,833,641	9,793,328
FHLMC, 5.00%, 5/1/31	9,940,974	11,024,012
FHLMC, 6.50%, 5/1/31	1,052	1,173
FHLMC, 6.50%, 5/1/31	26,508	29,565
FHLMC, 6.50%, 6/1/31	653	728
FHLMC, 6.50%, 6/1/31	724	807
FHLMC, 6.50%, 6/1/31	109	122
FHLMC, 6.50%, 6/1/31	1,358	1,515

FHLMC, 6.50%, 6/1/31	2,991	3,335
FHLMC, 5.50%, 12/1/33	621,514	695,239
FHLMC, 6.00%, 9/1/35	10,240,251	11,475,820
FHLMC, 5.50%, 12/1/37	687,222	750,274
FHLMC, 5.50%, 1/1/38	1,907,293	2,082,285
FHLMC, 6.00%, 2/1/38	6,786,564	7,500,727
FHLMC, 5.50%, 4/1/38	2,203,952	2,406,163
FHLMC, 6.00%, 8/1/38	256,215	284,173
FHLMC, 4.00%, 4/1/41	38,503,358	39,763,559
FHLMC, 6.50%, 7/1/47	53,095	57,240
FNMA, 6.00%, 1/1/14	2	2
FNMA, 3.00%, 1/13/14(3)	45,000,000	42,732,423
FNMA, 3.50%, 1/13/14(3)	35,000,000	34,778,516
FNMA, 4.00%, 1/13/14(3)	79,000,000	81,345,312
FNMA, 4.50%, 1/13/14(3)	5,000,000	5,299,414
FNMA, 5.00%, 1/13/14(3)	96,000,000	104,272,522
FNMA, 5.50%, 1/13/14(3)	37,000,000	40,704,344
FNMA, 6.00%, 2/1/14	201	201
FNMA, 6.00%, 4/1/14	839	844
FNMA, 5.50%, 12/1/16	102,584	109,785
FNMA, 5.50%, 12/1/16	26,935	28,653
FNMA, 5.00%, 6/1/18	2,141,533	2,285,421
FNMA, 4.50%, 5/1/19	661,007	704,819
FNMA, 6.50%, 1/1/26	31,129	34,891
FNMA, 7.00%, 12/1/27	5,845	6,554
FNMA, 6.50%, 1/1/28	4,710	5,244
FNMA, 7.50%, 4/1/28	22,553	25,597
FNMA, 7.00%, 5/1/28	21,716	23,270
FNMA, 7.00%, 6/1/28	832	928
FNMA, 6.50%, 1/1/29	6,871	7,676
FNMA, 6.50%, 4/1/29	19,040	21,216
FNMA, 7.00%, 7/1/29	25,764	29,006
FNMA, 7.50%, 7/1/29	61,702	70,323
FNMA, 7.50%, 9/1/30	15,178	17,397
FNMA, 5.00%, 6/1/31	7,722,454	8,490,570
FNMA, 5.00%, 7/1/31	12,779,836	14,161,030
FNMA, 7.00%, 9/1/31	85,035	95,674
FNMA, 6.50%, 1/1/32	43,188	48,094
FNMA, 6.50%, 8/1/32	114,656	129,062
FNMA, 6.50%, 8/1/32	4,612	5,139
FNMA, 5.50%, 2/1/33	6,533,863	7,207,739
FNMA, 5.00%, 6/1/33	6,871,146	7,499,757
FNMA, 5.50%, 6/1/33	337,926	374,870
FNMA, 5.50%, 7/1/33	2,227,671	2,459,230
FNMA, 5.00%, 8/1/33	1,087,662	1,186,029
FNMA, 5.50%, 8/1/33	780,810	860,241
FNMA, 5.50%, 9/1/33	1,077,574	1,201,465
FNMA, 5.00%, 11/1/33	4,044,187	4,413,315
FNMA, 6.00%, 12/1/33	3,148,213	3,539,778
FNMA, 5.50%, 1/1/34	1,000,955	1,104,758
FNMA, 5.50%, 2/1/34	3,702,640	4,124,362
FNMA, 5.00%, 3/1/34	2,374,508	2,587,218
FNMA, 4.50%, 1/1/35	14,339,490	15,279,243

FNMA, 5.00%, 4/1/35	6,067,195	6,599,786
FNMA, 5.00%, 6/1/35	4,511,659	4,909,528
FNMA, 5.00%, 7/1/35	8,407,336	9,155,378
FNMA, 5.00%, 8/1/35	278,969	303,125
FNMA, 4.50%, 9/1/35	1,130,307	1,200,895
FNMA, 5.00%, 10/1/35	2,561,498	2,785,815
FNMA, 5.50%, 12/1/35	12,649,747	13,937,007
FNMA, 5.00%, 2/1/36	1,608,352	1,748,578
FNMA, 5.50%, 4/1/36	1,833,191	2,018,637
FNMA, 5.50%, 5/1/36	3,706,717	4,081,702
FNMA, 5.50%, 7/1/36	916,123	1,007,291
FNMA, 5.50%, 2/1/37	520,797	573,252
FNMA, 5.50%, 5/1/37	1,151,203	1,267,547
FNMA, 6.00%, 8/1/37	1,597,666	1,776,935
FNMA, 6.50%, 8/1/37	524,880	566,359
FNMA, 6.00%, 9/1/37	6,742,639	7,471,653
FNMA, 6.00%, 11/1/37	9,849,135	10,926,624
FNMA, 5.50%, 12/1/37	4,722,109	5,198,789
FNMA, 5.50%, 2/1/38	1,090,417	1,198,930
FNMA, 5.50%, 6/1/38	1,791,524	1,968,033
FNMA, 6.00%, 9/1/38	361,449	390,311
FNMA, 6.00%, 11/1/38	187,000	201,773
FNMA, 5.50%, 12/1/38	3,852,591	4,265,633
FNMA, 5.00%, 1/1/39	2,492,289	2,702,184
FNMA, 5.50%, 1/1/39	21,735,742	23,904,552
FNMA, 4.50%, 2/1/39	3,811,125	4,045,355
FNMA, 5.00%, 2/1/39	8,624,151	9,427,731
FNMA, 4.50%, 4/1/39	5,931,613	6,308,720
FNMA, 4.50%, 5/1/39	14,951,732	16,003,229
FNMA, 6.50%, 5/1/39	5,137,833	5,714,413
FNMA, 4.50%, 6/1/39	29,417,930	31,319,165
FNMA, 5.00%, 8/1/39	7,682,765	8,403,978
FNMA, 4.50%, 10/1/39	23,092,310	24,604,552
FNMA, 4.00%, 10/1/40	21,335,671	21,973,738
FNMA, 4.50%, 11/1/40	20,479,869	21,776,718
FNMA, 4.00%, 8/1/41	20,195,079	20,800,894
FNMA, 4.50%, 9/1/41	14,223,341	15,115,982
FNMA, 3.50%, 10/1/41	24,838,027	24,746,115
FNMA, 3.50%, 6/1/42	43,893,795	43,688,934
FNMA, 6.50%, 8/1/47	108,423	117,355
FNMA, 6.50%, 8/1/47	101,685	110,174
FNMA, 6.50%, 9/1/47	352,635	381,605
FNMA, 6.50%, 9/1/47	13,085	14,165
FNMA, 6.50%, 9/1/47	38,718	41,917
FNMA, 6.50%, 9/1/47	119,190	128,979
FNMA, 6.50%, 9/1/47	37,553	40,620
GNMA, 7.00%, 11/15/22	14,141	15,489
GNMA, 7.00%, 4/20/26	4,790	5,599
GNMA, 7.50%, 8/15/26	9,356	11,092
GNMA, 8.00%, 8/15/26	4,727	5,453
GNMA, 7.50%, 5/15/27	8,651	9,752
GNMA, 8.00%, 6/15/27	12,000	12,647
GNMA, 7.50%, 11/15/27	1,928	1,997

GNMA, 7.00%, 2/15/28	4,144	4,242
GNMA, 7.50%, 2/15/28	3,700	3,815
GNMA, 6.50%, 3/15/28	12,832	14,341
GNMA, 7.00%, 4/15/28	2,170	2,187
GNMA, 6.50%, 5/15/28	1,205	1,345
GNMA, 6.50%, 5/15/28	34,702	38,722
GNMA, 7.00%, 12/15/28	6,941	7,278
GNMA, 7.00%, 5/15/31	44,690	52,722
GNMA, 4.50%, 8/15/33	2,971,615	3,208,189
GNMA, 6.00%, 9/20/38	2,664,231	3,000,730
GNMA, 5.50%, 11/15/38	4,622,190	5,175,069
GNMA, 5.50%, 11/15/38	2,609,246	2,936,686
GNMA, 6.00%, 1/20/39	749,781	836,951
GNMA, 5.00%, 3/20/39	5,027,837	5,457,508
GNMA, 4.50%, 4/15/39	7,686,201	8,225,942
GNMA, 4.50%, 11/15/39	35,395,672	38,185,544
GNMA, 4.50%, 1/15/40	3,780,870	4,050,555
GNMA, 4.00%, 7/15/40	6,713,378	6,997,351
GNMA, 4.00%, 11/20/40	51,144,247	53,287,451
GNMA, 4.50%, 12/15/40	10,928,204	11,785,350
GNMA, 4.50%, 7/20/41	16,668,242	17,853,313
GNMA, 3.50%, 6/20/42	16,796,900	16,976,570
GNMA, 3.50%, 7/20/42	25,709,439	25,984,474

		1,045,674,636

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,226,306,049)		1,233,579,612

CORPORATE BONDS — 26.8%

AEROSPACE AND DEFENSE — 0.3%
L-3 Communications Corp., 4.75%, 7/15/20	2,490,000	2,584,612
Lockheed Martin Corp., 7.65%, 5/1/16	1,700,000	1,961,909
Lockheed Martin Corp., 4.25%, 11/15/19	1,990,000	2,141,407
United Technologies Corp., 6.125%, 2/1/19	2,660,000	3,141,753
United Technologies Corp., 6.05%, 6/1/36	1,027,000	1,206,196
United Technologies Corp., 4.50%, 6/1/42	2,010,000	1,952,363

		12,988,240

AUTOMOBILES — 0.6%
American Honda Finance Corp., 2.50%, 9/21/15(4)	4,960,000	5,113,884
American Honda Finance Corp., 1.50%, 9/11/17(4)	1,530,000	1,508,139
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	4,520,000	4,548,286
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	3,000,000	3,104,112
Ford Motor Co., 4.75%, 1/15/43	1,440,000	1,299,001
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	3,010,000	3,247,098
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,210,000	1,348,546
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,500,000	4,377,541
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	3,310,000	3,753,620

		28,300,227

BEVERAGES — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	7,430,000	9,282,908
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	3,000,000	3,443,775
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	3,340,000	3,090,435

PepsiCo, Inc., 3.00%, 8/25/21	1,000,000	986,422
Pernod-Ricard SA, 2.95%, 1/15/17(4)	3,870,000	3,998,163
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	5,180,000	5,306,330

		26,108,033

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17	1,060,000	1,073,882
Amgen, Inc., 5.85%, 6/1/17	2,560,000	2,905,794
Amgen, Inc., 4.10%, 6/15/21	2,310,000	2,407,852
Amgen, Inc., 5.375%, 5/15/43	3,170,000	3,255,441
Celgene Corp., 3.25%, 8/15/22	1,540,000	1,458,488
Gilead Sciences, Inc., 4.40%, 12/1/21	3,170,000	3,386,384

		14,487,841

CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	1,900,000	2,144,260
Ameriprise Financial, Inc., 4.00%, 10/15/23	1,410,000	1,406,324
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	8,977,000	10,423,105
Jefferies Group, Inc., 5.125%, 4/13/18	2,860,000	3,104,324

		17,078,013

CHEMICALS — 0.4%
Ashland, Inc., 4.75%, 8/15/22	2,270,000	2,167,850
Dow Chemical Co. (The), 2.50%, 2/15/16	2,020,000	2,083,844
Dow Chemical Co. (The), 4.25%, 11/15/20	2,200,000	2,347,433
Eastman Chemical Co., 2.40%, 6/1/17	1,830,000	1,850,423
Eastman Chemical Co., 3.60%, 8/15/22	1,910,000	1,834,311
Ecolab, Inc., 3.00%, 12/8/16	2,340,000	2,453,167
Ecolab, Inc., 4.35%, 12/8/21	3,104,000	3,219,599
LyondellBasell Industries NV, 5.00%, 4/15/19	3,470,000	3,856,280

		19,812,907

COMMERCIAL BANKS — 2.0%
Bank of America N.A., 5.30%, 3/15/17	8,840,000	9,747,532
Bank of America N.A., 6.00%, 10/15/36	2,580,000	2,961,561
Bank of Montreal, MTN, 1.45%, 4/9/18	1,720,000	1,675,777
Bank of Nova Scotia, 2.55%, 1/12/17	3,300,000	3,423,809
Barclays Bank plc, 5.14%, 10/14/20	1,760,000	1,874,655
BB&T Corp., MTN, 3.20%, 3/15/16	1,040,000	1,088,034
BB&T Corp., MTN, 2.05%, 6/19/18	1,000,000	990,599
Capital One Financial Corp., 2.15%, 3/23/15	2,910,000	2,959,144
Capital One Financial Corp., 1.00%, 11/6/15	2,140,000	2,140,041
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	4,280,000	4,304,657
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	1,270,000	1,231,024
HBOS plc, MTN, 6.75%, 5/21/18(4)	1,530,000	1,737,506
HSBC Bank plc, 3.50%, 6/28/15(4)	2,450,000	2,554,632
ING Bank NV, 2.00%, 9/25/15(4)	2,040,000	2,074,678
Intesa Sanpaolo SpA, 3.875%, 1/16/18	1,340,000	1,372,821
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	8,185,000	9,082,559
KeyCorp, MTN, 2.30%, 12/13/18	1,230,000	1,221,839
Northern Trust Co. (The), MTN, 6.50%, 8/15/18	2,480,000	2,925,011
PNC Funding Corp., 3.625%, 2/8/15	2,800,000	2,897,174
PNC Funding Corp., 4.375%, 8/11/20	1,720,000	1,839,291
Regions Bank, 7.50%, 5/15/18	2,300,000	2,727,308
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	5,070,000	5,413,204

Standard Chartered plc, 5.20%, 1/26/24(4)	2,370,000	2,366,068
SunTrust Banks, Inc., 3.60%, 4/15/16	1,141,000	1,202,423
Toronto-Dominion Bank (The), 2.375%, 10/19/16	3,900,000	4,051,534
U.S. Bancorp., 3.44%, 2/1/16	2,760,000	2,880,212
U.S. Bancorp., MTN, 3.00%, 3/15/22	1,310,000	1,267,138
U.S. Bancorp., MTN, 2.95%, 7/15/22	1,310,000	1,217,559
Wachovia Bank N.A., 5.00%, 8/15/15	1,000,000	1,066,838
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	1,800,000	1,972,152
Wells Fargo & Co., 3.68%, 6/15/16	3,300,000	3,515,503
Wells Fargo & Co., 5.625%, 12/11/17	550,000	630,711
Wells Fargo & Co., 5.61%, 1/15/44(4)	2,790,000	2,898,604
Wells Fargo & Co., MTN, 4.60%, 4/1/21	2,100,000	2,302,715

		91,614,313

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Republic Services, Inc., 3.55%, 6/1/22	4,170,000	4,022,144
Waste Management, Inc., 2.60%, 9/1/16	3,400,000	3,511,398
Waste Management, Inc., 4.75%, 6/30/20	1,120,000	1,218,205

		8,751,747

COMMUNICATIONS EQUIPMENT — 0.2%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	3,870,000	3,835,093
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	3,010,000	2,818,633
Crown Castle International Corp., 5.25%, 1/15/23	1,050,000	1,034,250

		7,687,976

COMPUTERS AND PERIPHERALS — 0.2%
Dell, Inc., 2.30%, 9/10/15	2,040,000	2,057,850
Dell, Inc., 3.10%, 4/1/16	820,000	831,275
Hewlett-Packard Co., 4.30%, 6/1/21	2,200,000	2,230,437
Seagate HDD Cayman, 4.75%, 6/1/23(4)	3,660,000	3,440,400

		8,559,962

CONSTRUCTION MATERIALS — 0.1%
Owens Corning, 4.20%, 12/15/22	2,830,000	2,703,341

CONSUMER FINANCE — 0.8%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	6,240,000	7,162,204
American Express Credit Corp., MTN, 2.75%, 9/15/15	4,800,000	4,969,387
American Express Credit Corp., MTN, 2.375%, 3/24/17	2,180,000	2,241,709
Capital One Bank USA N.A., 3.375%, 2/15/23	2,150,000	1,999,500
Discover Bank, 2.00%, 2/21/18	5,031,000	4,943,883
Equifax, Inc., 3.30%, 12/15/22	2,420,000	2,234,720
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(4)	3,600,000	3,609,000
HSBC Bank USA N.A., 5.875%, 11/1/34	1,760,000	1,935,210
PNC Bank N.A., 6.00%, 12/7/17	3,215,000	3,665,386
PNC Bank N.A., 3.80%, 7/25/23	1,100,000	1,067,200

		33,828,199

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	1,660,000	1,813,550
Ball Corp., 4.00%, 11/15/23	1,300,000	1,170,000

		2,983,550

DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	1,065,000	1,032,760

Catholic Health Initiatives, 2.95%, 11/1/22	2,420,000	2,200,163
Johns Hopkins University, 4.08%, 7/1/53	1,030,000	884,706

		4,117,629

DIVERSIFIED FINANCIAL SERVICES — 4.0%
Bank of America Corp., 3.75%, 7/12/16	7,620,000	8,105,325
Bank of America Corp., 6.50%, 8/1/16	6,910,000	7,806,192
Bank of America Corp., 5.75%, 12/1/17	6,390,000	7,276,012
Bank of America Corp., 5.625%, 7/1/20	5,080,000	5,806,415
Bank of America Corp., 5.70%, 1/24/22	1,530,000	1,732,246
BNP Paribas SA, MTN, 2.70%, 8/20/18	1,310,000	1,335,342
Citigroup, Inc., 4.75%, 5/19/15	670,000	705,246
Citigroup, Inc., 4.45%, 1/10/17	4,880,000	5,290,959
Citigroup, Inc., 5.50%, 2/15/17	4,112,000	4,532,506
Citigroup, Inc., 6.125%, 11/21/17	6,850,000	7,899,783
Citigroup, Inc., 4.50%, 1/14/22	5,530,000	5,861,971
Citigroup, Inc., 4.05%, 7/30/22	1,660,000	1,642,029
Citigroup, Inc., 3.875%, 10/25/23	2,740,000	2,694,552
Deutsche Bank AG, VRN, 4.30%, 5/24/23	2,800,000	2,535,792
General Electric Capital Corp., 2.25%, 11/9/15	5,220,000	5,382,232
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,000,000	1,081,178
General Electric Capital Corp., MTN, 5.625%, 9/15/17	5,480,000	6,236,870
General Electric Capital Corp., MTN, 6.00%, 8/7/19	13,350,000	15,673,901
General Electric Capital Corp., MTN, 4.65%, 10/17/21	4,180,000	4,555,234
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	3,520,000	3,677,883
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	3,280,000	3,294,170
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	9,430,000	9,602,135
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	4,820,000	5,427,402
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	2,570,000	2,859,793
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	7,120,000	7,920,245
HSBC Holdings plc, 4.00%, 3/30/22	170,000	174,789
JPMorgan Chase & Co., 6.00%, 1/15/18	1,948,000	2,244,174
JPMorgan Chase & Co., 4.625%, 5/10/21	6,700,000	7,224,630
JPMorgan Chase & Co., 3.25%, 9/23/22	2,520,000	2,415,778
Morgan Stanley, 4.75%, 3/22/17	5,200,000	5,677,147
Morgan Stanley, 5.75%, 1/25/21	840,000	950,511
Morgan Stanley, 5.00%, 11/24/25	3,650,000	3,662,370
Morgan Stanley, MTN, 6.00%, 4/28/15	6,310,000	6,722,523
Morgan Stanley, MTN, 6.625%, 4/1/18	9,070,000	10,618,131
Morgan Stanley, MTN, 5.625%, 9/23/19	4,780,000	5,436,978
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	2,370,000	2,427,036
UBS AG (Stamford Branch), 5.875%, 12/20/17	2,247,000	2,579,736

		179,069,216

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,202,335
AT&T, Inc., 6.55%, 2/15/39	4,053,000	4,602,303
AT&T, Inc., 4.30%, 12/15/42	4,420,000	3,750,114
British Telecommunications plc, 5.95%, 1/15/18	6,030,000	6,898,483
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	3,300,000	3,498,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	2,220,000	2,252,550
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	3,800,000	4,506,884
Orange SA, 4.125%, 9/14/21	2,200,000	2,227,964
Telecom Italia Capital SA, 7.00%, 6/4/18	1,160,000	1,290,500

Telefonica Emisiones SAU, 5.88%, 7/15/19	2,690,000	3,004,695
Telefonica Emisiones SAU, 5.46%, 2/16/21	3,030,000	3,200,789
Verizon Communications, Inc., 3.65%, 9/14/18	9,750,000	10,326,995
Verizon Communications, Inc., 5.15%, 9/15/23	5,470,000	5,875,108
Verizon Communications, Inc., 6.40%, 9/15/33	4,210,000	4,842,893
Verizon Communications, Inc., 7.35%, 4/1/39	2,600,000	3,229,824
Verizon Communications, Inc., 4.75%, 11/1/41	1,890,000	1,767,269
Verizon Communications, Inc., 6.55%, 9/15/43	1,950,000	2,281,925
Windstream Corp., 7.875%, 11/1/17	1,110,000	1,273,725

		68,032,356

ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	266,000	313,880

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	3,484,000	3,980,470
Jabil Circuit, Inc., 5.625%, 12/15/20	690,000	719,325

		4,699,795

ENERGY EQUIPMENT AND SERVICES — 0.4%
Ensco plc, 3.25%, 3/15/16	2,580,000	2,694,916
Ensco plc, 4.70%, 3/15/21	3,067,000	3,244,978
Schlumberger Investment SA, 3.65%, 12/1/23	2,290,000	2,270,899
Transocean, Inc., 5.05%, 12/15/16	150,000	165,803
Transocean, Inc., 2.50%, 10/15/17	2,150,000	2,173,828
Transocean, Inc., 6.50%, 11/15/20	2,190,000	2,501,477
Transocean, Inc., 6.375%, 12/15/21	1,030,000	1,157,753
Weatherford International Ltd., 9.625%, 3/1/19	2,400,000	3,085,433

		17,295,087

FOOD AND STAPLES RETAILING — 0.4%
Delhaize Group SA, 4.125%, 4/10/19	2,170,000	2,232,264
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,292,484
Kroger Co. (The), 5.15%, 8/1/43	370,000	361,021
Safeway, Inc., 4.75%, 12/1/21	2,220,000	2,229,899
Wal-Mart Stores, Inc., 2.55%, 4/11/23	2,500,000	2,285,010
Wal-Mart Stores, Inc., 5.875%, 4/5/27	1,060,000	1,255,489
Wal-Mart Stores, Inc., 4.875%, 7/8/40	2,440,000	2,488,173
Wal-Mart Stores, Inc., 5.00%, 10/25/40	1,150,000	1,203,404
Walgreen Co., 1.80%, 9/15/17	1,240,000	1,249,191
Walgreen Co., 3.10%, 9/15/22	3,790,000	3,554,273

		19,151,208

FOOD PRODUCTS — 0.3%
Kellogg Co., 4.45%, 5/30/16	1,000,000	1,079,341
Kraft Foods Group, Inc., 6.125%, 8/23/18	2,071,000	2,415,339
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,000,000	986,023
Mondelez International, Inc., 6.50%, 2/9/40	3,010,000	3,597,717
Tyson Foods, Inc., 6.60%, 4/1/16	2,580,000	2,881,305
Tyson Foods, Inc., 4.50%, 6/15/22	2,060,000	2,098,061

		13,057,786

GAS UTILITIES — 1.4%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	1,450,000	1,406,500
El Paso Corp., 7.25%, 6/1/18	4,040,000	4,630,385

El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	3,360,000	3,871,358
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,876,197
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,084,437
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,695,486
Energy Transfer Partners LP, 3.60%, 2/1/23	1,530,000	1,417,320
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	2,020,955
Enterprise Products Operating LLC, 6.30%, 9/15/17	1,525,000	1,756,355
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	3,530,000	3,904,099
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	2,030,000	2,413,579
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,340,000	2,581,956
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	3,851,000	3,753,862
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,270,000	3,585,722
Magellan Midstream Partners LP, 6.55%, 7/15/19	3,450,000	4,085,138
Magellan Midstream Partners LP, 5.15%, 10/15/43	3,090,000	3,046,493
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	2,560,000	2,412,800
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	1,880,000	1,977,848
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,017,218
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	4,630,000	4,255,706
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,440,613
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,104,868

		61,338,895

HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,419,062
Express Scripts Holding Co., 2.65%, 2/15/17	3,000,000	3,093,270
Express Scripts Holding Co., 7.25%, 6/15/19	4,040,000	4,903,453
HCA, Inc., 7.875%, 2/15/20	4,980,000	5,359,725
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	1,820,119
UnitedHealth Group, Inc., 2.875%, 3/15/23	2,460,000	2,289,859
UnitedHealth Group, Inc., 4.25%, 3/15/43	1,770,000	1,588,846
Universal Health Services, Inc., 7.125%, 6/30/16	4,140,000	4,683,375
WellPoint, Inc., 3.125%, 5/15/22	2,120,000	1,988,946

		27,146,655

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	3,630,000	3,648,150
Wyndham Worldwide Corp., 2.95%, 3/1/17	2,340,000	2,374,279

		6,022,429

HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18	2,690,000	2,740,437
D.R. Horton, Inc., 5.75%, 8/15/23	2,020,000	2,059,138
Lennar Corp., 4.75%, 12/15/17	2,100,000	2,210,250
Mohawk Industries, Inc., 3.85%, 2/1/23	1,360,000	1,298,800
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	3,006,450

		11,315,075

INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(4)	750,000	748,125
General Electric Co., 5.25%, 12/6/17	4,251,000	4,814,206
General Electric Co., 4.125%, 10/9/42	2,140,000	1,977,557

		7,539,888

INSURANCE — 1.5%
Allstate Corp. (The), VRN, 5.75%, 8/15/23	1,000,000	1,009,375

American International Group, Inc., 6.40%, 12/15/20	5,270,000	6,230,004
American International Group, Inc., 4.875%, 6/1/22	3,310,000	3,558,766
American International Group, Inc., MTN, 5.85%, 1/16/18	1,455,000	1,671,299
American International Group, Inc., VRN, 8.18%, 5/15/38	1,230,000	1,494,450
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	2,770,000	2,944,444
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,030,000	1,946,707
Berkshire Hathaway, Inc., 4.50%, 2/11/43	2,460,000	2,274,691
Genworth Holdings, Inc., 7.20%, 2/15/21	1,680,000	1,953,613
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	2,070,000	2,301,308
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	1,190,000	1,322,117
ING U.S., Inc., 5.50%, 7/15/22	3,250,000	3,535,434
ING U.S., Inc., 5.70%, 7/15/43	2,500,000	2,612,582
ING U.S., Inc., VRN, 5.65%, 5/15/23	700,000	680,925
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	440,000	455,103
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	1,590,000	1,745,318
Lincoln National Corp., 6.25%, 2/15/20	4,240,000	4,889,119
Markel Corp., 4.90%, 7/1/22	4,070,000	4,241,852
Markel Corp., 3.625%, 3/30/23	1,000,000	941,526
MetLife, Inc., 1.76%, 12/15/17	2,250,000	2,227,273
MetLife, Inc., 4.125%, 8/13/42	2,140,000	1,861,455
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	2,870,000	2,674,889
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	3,690,000	4,532,977
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,000,000	1,130,953
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,369,924
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	1,640,000	1,767,836
Travelers Cos., Inc. (The), 4.60%, 8/1/43	2,050,000	2,003,467
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,478,822

		65,856,229

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,520,000	2,576,700
Fidelity National Information Services, Inc., 3.50%, 4/15/23	1,300,000	1,185,378
International Business Machines Corp., 1.95%, 7/22/16	4,290,000	4,409,768

		8,171,846

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,030,000	1,021,075
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,440,000	1,426,837
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	500,000	505,706

		2,953,618

MEDIA — 1.6%
21st Century Fox America, Inc., 3.00%, 9/15/22	1,070,000	1,006,196
21st Century Fox America, Inc., 6.90%, 8/15/39	3,110,000	3,707,409
CBS Corp., 3.375%, 3/1/22	1,030,000	983,347
CBS Corp., 4.85%, 7/1/42	1,240,000	1,117,559
Comcast Corp., 5.90%, 3/15/16	5,857,000	6,471,423
Comcast Corp., 6.40%, 5/15/38	3,970,000	4,585,287
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	2,630,000	2,708,747
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	2,340,000	2,458,853
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,149,389
DISH DBS Corp., 7.125%, 2/1/16	5,130,000	5,694,300
DISH DBS Corp., 4.625%, 7/15/17	2,300,000	2,415,000
NBCUniversal Media LLC, 5.15%, 4/30/20	3,950,000	4,416,175

NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	4,901,855
Qwest Corp., 7.50%, 10/1/14	800,000	839,859
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,797,000	1,936,268
Time Warner Cable, Inc., 6.75%, 7/1/18	3,650,000	4,095,402
Time Warner Cable, Inc., 4.50%, 9/15/42	1,590,000	1,204,792
Time Warner, Inc., 3.15%, 7/15/15	1,390,000	1,440,571
Time Warner, Inc., 4.875%, 3/15/20	3,450,000	3,782,394
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,518,672
Time Warner, Inc., 5.375%, 10/15/41	1,120,000	1,133,139
Time Warner, Inc., 5.35%, 12/15/43	1,750,000	1,772,691
Viacom, Inc., 4.375%, 9/15/14	1,690,000	1,734,378
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,616,480
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,561,715
Virgin Media Secured Finance plc, 6.50%, 1/15/18	4,700,000	4,882,125

		74,134,026

METALS AND MINING — 0.6%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	865,000	812,236
ArcelorMittal, 5.75%, 8/5/20	1,110,000	1,182,150
Barrick Gold Corp., 4.10%, 5/1/23	1,000,000	904,196
Barrick North America Finance LLC, 4.40%, 5/30/21	2,750,000	2,648,564
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	1,170,000	1,106,781
Newmont Mining Corp., 3.50%, 3/15/22	450,000	383,151
Newmont Mining Corp., 6.25%, 10/1/39	2,140,000	1,893,224
Southern Copper Corp., 5.25%, 11/8/42	1,290,000	1,049,367
Teck Resources Ltd., 5.375%, 10/1/15	1,589,000	1,704,622
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,713,707
Vale Overseas Ltd., 5.625%, 9/15/19	5,950,000	6,481,174
Vale Overseas Ltd., 4.625%, 9/15/20	3,010,000	3,094,268
Xstrata Canada Financial Corp., 2.85%, 11/10/14(4)	1,000,000	1,014,068
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	2,560,000	2,593,859

		27,581,367

MULTI-UTILITIES — 1.7%
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,275,365
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,265,058
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,791,504
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	2,873,818
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,000,748
Dominion Gas Holdings LLC, 3.55%, 11/1/23(4)	870,000	838,310
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	5,075,632
Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,564,134
Dominion Resources, Inc., 4.90%, 8/1/41	3,320,000	3,187,346
DPL, Inc., 6.50%, 10/15/16	2,520,000	2,740,500
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	1,300,000	1,584,926
Duke Energy Corp., 3.95%, 9/15/14	4,010,000	4,105,871
Duke Energy Corp., 1.625%, 8/15/17	2,120,000	2,107,592
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,687,464
Duke Energy Florida, Inc., 6.35%, 9/15/37	1,307,000	1,603,849
Edison International, 3.75%, 9/15/17	2,920,000	3,061,582
Exelon Generation Co. LLC, 5.20%, 10/1/19	3,000,000	3,235,185
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,409,855
FirstEnergy Corp., 2.75%, 3/15/18	1,967,000	1,933,736
FirstEnergy Corp., 4.25%, 3/15/23	2,730,000	2,545,627

Florida Power Corp., 3.85%, 11/15/42	2,670,000	2,338,805
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,430,727
Ipalco Enterprises, Inc., 5.00%, 5/1/18	2,400,000	2,526,000
Nisource Finance Corp., 4.45%, 12/1/21	1,600,000	1,621,662
Nisource Finance Corp., 5.65%, 2/1/45	1,760,000	1,803,259
Northern States Power Co., 3.40%, 8/15/42	1,580,000	1,270,620
Pacific Gas & Electric Co., 4.45%, 4/15/42	1,130,000	1,060,212
PacifiCorp, 6.00%, 1/15/39	2,340,000	2,711,389
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,590,927
Public Service Company of Colorado, 4.75%, 8/15/41	100,000	101,022
San Diego Gas & Electric Co., 3.00%, 8/15/21	1,470,000	1,449,130
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,352,864
Sempra Energy, 9.80%, 2/15/19	1,840,000	2,432,090
Sempra Energy, 2.875%, 10/1/22	1,070,000	985,511
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,077,134
Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,373,364

		77,012,818

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	2,400,000	2,366,350
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	1,200,000	1,204,931
Target Corp., 4.00%, 7/1/42	1,570,000	1,362,171

		4,933,452

OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	1,670,000	1,715,107

OIL, GAS AND CONSUMABLE FUELS — 2.0%
Anadarko Petroleum Corp., 5.95%, 9/15/16	2,650,000	2,953,936
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,763,350
Apache Corp., 4.75%, 4/15/43	1,000,000	970,181
BP Capital Markets plc, 2.25%, 11/1/16	4,290,000	4,442,274
Chevron Corp., 2.43%, 6/24/20	1,500,000	1,460,058
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	500,000	446,751
ConocoPhillips, 5.75%, 2/1/19	2,200,000	2,542,030
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,390,673
Continental Resources, Inc., 5.00%, 9/15/22	2,650,000	2,756,000
Denbury Resources, Inc., 4.625%, 7/15/23	2,770,000	2,513,775
Devon Energy Corp., 1.875%, 5/15/17	1,000,000	1,007,714
Devon Energy Corp., 5.60%, 7/15/41	1,870,000	1,949,155
EOG Resources, Inc., 5.625%, 6/1/19	1,800,000	2,067,010
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,497,268
Hess Corp., 6.00%, 1/15/40	1,150,000	1,243,578
Marathon Petroleum Corp., 3.50%, 3/1/16	1,660,000	1,734,214
Newfield Exploration Co., 6.875%, 2/1/20	3,570,000	3,842,213
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,196,521
Peabody Energy Corp., 7.375%, 11/1/16	1,580,000	1,785,400
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,510,000	1,596,825
Petro-Canada, 6.80%, 5/15/38	2,340,000	2,801,219
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	4,120,000	4,255,412
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	3,830,000	3,815,465
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	4,017,600
Petroleos Mexicanos, 4.875%, 1/24/22	1,090,000	1,122,700
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,848,000
Petroleos Mexicanos, 5.50%, 6/27/44	1,620,000	1,486,350

Phillips 66, 4.30%, 4/1/22	4,730,000	4,808,182
Pioneer Natural Resources Co., 3.95%, 7/15/22	3,190,000	3,203,226
Shell International Finance BV, 2.375%, 8/21/22	2,100,000	1,923,564
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,489,132
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,551,183
Statoil ASA, 2.45%, 1/17/23	3,670,000	3,346,445
Statoil ASA, 3.95%, 5/15/43	1,060,000	927,416
Statoil ASA, 4.80%, 11/8/43	1,070,000	1,081,279
Talisman Energy, Inc., 7.75%, 6/1/19	2,130,000	2,552,581
Tesoro Corp., 5.375%, 10/1/22	1,620,000	1,648,350
Total Capital SA, 2.125%, 8/10/18	2,550,000	2,561,391

		88,598,421

PAPER AND FOREST PRODUCTS — 0.2%
Domtar Corp., 4.40%, 4/1/22	3,030,000	2,902,001
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	4,410,000	4,928,567
International Paper Co., 6.00%, 11/15/41	2,370,000	2,574,275

		10,404,843

PHARMACEUTICALS — 0.7%
AbbVie, Inc., 1.20%, 11/6/15	1,590,000	1,606,892
AbbVie, Inc., 1.75%, 11/6/17	5,390,000	5,383,440
Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,346,416
Actavis, Inc., 3.25%, 10/1/22	1,430,000	1,334,234
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,292,223
Bristol-Myers Squibb Co., 3.25%, 8/1/42	2,100,000	1,631,192
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,230,000	1,160,450
Merck & Co., Inc., 2.40%, 9/15/22	5,330,000	4,870,277
Merck & Co., Inc., 3.60%, 9/15/42	220,000	182,274
Mylan, Inc., 3.125%, 1/15/23(4)	1,840,000	1,670,345
Mylan, Inc., 5.40%, 11/29/43	560,000	564,650
Perrigo Co. plc, 4.00%, 11/15/23(4)	1,900,000	1,864,751
Roche Holdings, Inc., 6.00%, 3/1/19(4)	5,447,000	6,378,143

		30,285,287

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
American Tower Corp., 5.05%, 9/1/20	2,090,000	2,210,679
American Tower Corp., 4.70%, 3/15/22	1,240,000	1,239,810
Boston Properties LP, 5.00%, 6/1/15	1,500,000	1,587,583
BRE Properties, Inc., 3.375%, 1/15/23	1,430,000	1,313,518
DDR Corp., 4.75%, 4/15/18	5,930,000	6,400,261
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	894,825
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	2,926,392
Essex Portfolio LP, 3.25%, 5/1/23	1,010,000	914,555
HCP, Inc., 3.75%, 2/1/16	4,600,000	4,835,870
Health Care REIT, Inc., 2.25%, 3/15/18	960,000	949,614
Health Care REIT, Inc., 3.75%, 3/15/23	2,590,000	2,435,281
Health Care REIT, Inc., 4.50%, 1/15/24	1,800,000	1,777,862
Host Hotels & Resorts LP, 6.00%, 10/1/21	1,370,000	1,492,089
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,450,000	1,344,895
Kilroy Realty LP, 3.80%, 1/15/23	5,200,000	4,850,908
ProLogis LP, 4.25%, 8/15/23	2,730,000	2,697,786
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,799,599

SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	2,805,000	3,296,273
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	2,960,000	3,079,797
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	3,030,000	3,185,845
WEA Finance LLC, 4.625%, 5/10/21(4)	2,040,000	2,153,520

		51,386,962

ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	4,310,000	4,373,378
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,468,369
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,780,000	2,741,300
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,387,606
CSX Corp., 4.25%, 6/1/21	1,400,000	1,462,283
CSX Corp., 3.70%, 11/1/23	1,840,000	1,780,667
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,918,147
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	1,938,544
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(4)	3,420,000	3,505,524
Union Pacific Corp., 4.00%, 2/1/21	2,030,000	2,118,831
Union Pacific Corp., 4.75%, 9/15/41	1,020,000	988,856

		24,683,505

SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,730,229
Oracle Corp., 2.50%, 10/15/22	1,880,000	1,722,558
Oracle Corp., 3.625%, 7/15/23	570,000	565,623

		8,018,410

SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	4,320,177
Staples, Inc., 4.375%, 1/12/23	2,000,000	1,938,124
United Rentals North America, Inc., 5.75%, 7/15/18	3,360,000	3,607,800

		9,866,101

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	1,280,000	1,404,800
L Brands, Inc., 6.90%, 7/15/17	1,830,000	2,113,650
PVH Corp., 4.50%, 12/15/22	2,670,000	2,543,175

		6,061,625

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19	781,000	1,029,453
Altria Group, Inc., 2.85%, 8/9/22	5,270,000	4,853,823
Philip Morris International, Inc., 4.125%, 5/17/21	4,240,000	4,410,380

		10,293,656

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32	600,000	781,281
America Movil SAB de CV, 5.00%, 3/30/20	1,200,000	1,304,239
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,122,177
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,715,488

		9,923,185

TOTAL CORPORATE BONDS (Cost $1,175,222,361)		1,205,884,706

SOVEREIGN GOVERNMENTS AND AGENCIES — 7.7%

BELGIUM — 1.2%
Belgium Government Bond, 4.25%, 9/28/22	EUR	35,260,000	55,684,764

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19		$4,030,000	4,533,750
Brazilian Government International Bond, 4.875%, 1/22/21		$1,780,000	1,886,800

			6,420,550

CANADA — 0.2%
Province of Ontario Canada, 5.45%, 4/27/16		$3,630,000	4,018,573
Province of Ontario Canada, 1.60%, 9/21/16		$3,900,000	3,977,127

			7,995,700

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		$2,580,000	2,534,850
Chile Government International Bond, 3.625%, 10/30/42		$1,500,000	1,185,750

			3,720,600

COLOMBIA — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21		$5,510,000	5,702,850
Colombia Government International Bond, 6.125%, 1/18/41		$1,000,000	1,077,500

			6,780,350

ITALY — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		$1,920,000	2,295,137

MEXICO — 0.4%
Mexico Government International Bond, 5.625%, 1/15/17		$2,435,000	2,727,200
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$7,100,000	8,218,250
Mexico Government International Bond, 5.125%, 1/15/20		$3,290,000	3,653,545
Mexico Government International Bond, 6.05%, 1/11/40		$1,480,000	1,616,900
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$2,840,000	2,573,750

			18,789,645

NORWAY — 1.8%
Norway Government Bond, 3.75%, 5/25/21	NOK	453,000,000	79,706,131

PERU — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$680,000	785,400
Peruvian Government International Bond, 5.625%, 11/18/50		$2,640,000	2,666,400

			3,451,800

PHILIPPINES — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$4,170,000	4,336,800
Philippine Government International Bond, 6.375%, 10/23/34		$1,320,000	1,574,100

			5,910,900

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15		$1,260,000	1,321,488
Poland Government International Bond, 5.125%, 4/21/21		$2,400,000	2,613,000
Poland Government International Bond, 3.00%, 3/17/23		$1,290,000	1,177,770

			5,112,258

PORTUGAL — 1.0%
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23(4)	EUR	36,749,000	46,764,717

SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		$3,690,000	3,927,455
Korea Development Bank (The), 3.25%, 3/9/16		$3,480,000	3,631,968
Korea Development Bank (The), 4.00%, 9/9/16		$2,470,000	2,633,855

			10,193,278

SWEDEN — 1.2%
Sweden Government Bond, 3.50%, 6/1/22	SEK	312,000,000	52,891,006

TURKEY — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$2,450,000	2,027,375

UNITED KINGDOM — 0.8%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	19,660,000	37,685,723

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$1,630,000	1,267,325

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $346,459,540)			346,697,259

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 5.3%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39		1,407,712	1,406,917
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42		114,460	114,697
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/14		4,550,000	4,857,912
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)		8,400,000	7,883,034
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)		14,750,000	13,562,182
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41		318,438	318,292
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21		4,890,000	4,866,347
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.22%, 1/1/14		2,806,350	2,831,687
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 1/1/14		4,500,000	4,818,616
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39		1,234,545	1,234,673
Commercial Mortgage Trust, Series 2004-GG1, Class A7 SEQ, VRN, 5.32%, 1/1/14		2,692,600	2,707,217
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/1/14		2,582,724	2,587,610
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/14		8,600,000	8,827,212
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 1/1/14		4,050,000	4,188,192
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/14		9,975,325	10,078,400
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39		17,891,331	18,549,473
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39		13,093,538	13,570,948
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)		9,192,000	9,057,539

Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/14(4)	16,175,000	15,200,505
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	7,225,000	7,451,009
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	3,200,655	3,276,451
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	4,469,004	4,477,075
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.49%, 1/11/14	1,781,367	1,793,586
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/11/14	2,875,000	2,965,075
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	4,435,003	4,484,638
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/1/14	15,000,000	15,900,262
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	1,693,637	1,694,097
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	13,249,016	13,556,552
Morgan Stanley Capital I, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	18,400,000	19,307,755
VNO Mortgage Trust, Series 2013-PENN, Class C, VRN, 3.95%, 1/1/14(4)	4,300,000	4,285,492
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.29%, 1/1/14	10,764,465	10,863,520
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	472,675	476,531
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	20,850,000	21,329,289

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $243,047,763)		238,522,785

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 4.6%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,886,263	1,404,741
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	2,280,543	2,339,261
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	6,845,058	7,022,382
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 1/1/14	6,101,328	6,011,828
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	412,388	402,765
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	2,229,732	2,291,492
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.30%, 1/1/14	1,497,192	1,510,288
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.26%, 1/1/14	3,333,975	3,276,511
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	834,964	862,127
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	4,547,141	4,697,058
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,755,577	1,826,504
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	251,094	246,550

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	1,136,999	1,124,201
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.51%, 1/1/14	1,182,959	1,170,568
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.22%, 1/1/14	4,733,266	4,656,670
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.56%, 1/1/14	3,290,544	3,231,979
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 1/1/14	10,774,816	10,728,969
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	1,197,497	1,209,658
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 1/1/14	4,133,155	4,232,411
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.76%, 1/1/14	3,439,821	3,442,253
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.70%, 1/1/14	5,952,081	5,709,379
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.79%, 1/1/14	5,504,523	5,504,479
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/14(4)	5,160,962	5,009,426
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 1/1/14	4,044,740	4,152,168
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 1/1/14	7,306,199	7,207,302
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 1/1/14	2,500,129	2,596,234
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/14	2,429,540	2,421,785
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 1/1/14(4)	4,950,288	4,989,386
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,731,582	1,843,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.30%, 1/1/14	1,672,510	1,685,442
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.74%, 1/1/14	1,649,459	1,657,355
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 1/1/14	11,430,931	11,559,723
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	977,845	1,003,603
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	4,328,112	4,447,100
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.63%, 1/1/14	2,779,162	2,813,109
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 1/1/14	2,459,718	2,525,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.66%, 1/1/14	1,906,075	1,937,434
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	7,506,257	7,765,989
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	6,288,126	6,396,014
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	2,973,270	2,853,985
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	205,665	205,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	2,569,088	2,641,156
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/14	1,842,142	1,641,446

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	3,115,576	3,112,912
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	6,377,789	6,644,694
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	3,757,324	3,933,103
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,447,050	1,496,077
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	3,830,531	3,914,873
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.05%, 1/1/14	4,205,673	4,158,037
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	6,854,045	7,066,294

		180,581,968

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLB, Series 00-1239, Class 1, 4.81%, 8/20/15	432,657	454,856
FHLMC, Series 2684, Class FP, VRN, 0.67%, 1/15/14	5,792,851	5,798,849
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15	731,819	740,777
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,355,168	1,476,109
FHLMC, Series 3397, Class GF, VRN, 0.67%, 1/15/14	2,756,848	2,773,630
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	7,313	8,261
FNMA, Series 2006-43, Class FM, VRN, 0.46%, 1/25/14	3,240,691	3,240,184
FNMA, Series 2007-36, Class FB, VRN, 0.56%, 1/25/14	6,472,004	6,492,330
GNMA, Series 2007-5, Class FA, VRN, 0.31%, 1/20/14	6,315,161	6,285,783

		27,270,779

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $205,488,586)		207,852,747

U.S. GOVERNMENT AGENCY SECURITIES — 1.7%

FHLMC, 2.375%, 1/13/22	28,300,000	27,062,554
FNMA, 6.625%, 11/15/30	38,280,000	49,804,960

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $79,424,263)		76,867,514

MUNICIPAL SECURITIES — 1.5%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	2,100,000	2,557,338
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	1,694,000	2,076,895
California GO, (Building Bonds), 6.65%, 3/1/22	1,660,000	1,940,905
California GO, (Building Bonds), 7.55%, 4/1/39	1,325,000	1,722,712
California GO, (Building Bonds), 7.30%, 10/1/39	2,230,000	2,813,546
California GO, (Building Bonds), 7.60%, 11/1/40	1,055,000	1,397,443
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	5,602,000	5,238,766
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, 2.61%, 3/15/14(5)	7,700,000	7,736,267
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	1,665,000	1,645,037
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	1,600,000	2,030,032
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	620,000	685,298

Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27	1,000,000	1,115,690
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	795,000	862,122
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	2,235,000	2,647,402
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	1,470,000	1,764,515
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	2,050,000	2,231,774
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	680,000	909,704
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	1,000,000	1,285,620
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	2,830,000	2,879,836
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,639,844
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	1,385,000	1,486,119
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,000,000	1,888,240
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	852,400
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	3,695,000	4,080,573
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,580,594
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	2,657,283
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,029,647
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	2,682,396
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,278,565

TOTAL MUNICIPAL SECURITIES (Cost $61,084,504)		66,716,563

ASSET-BACKED SECURITIES(2) — 0.8%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	3,651,619	3,680,195
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	18,550,000	18,548,757
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.72%, 1/10/14(4)	10,000,000	10,001,800
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25	3,279,000	3,188,828

TOTAL ASSET-BACKED SECURITIES (Cost $35,512,060)		35,419,580

TEMPORARY CASH INVESTMENTS — 2.0%

CRC Funding LLC, 0.01%, 1/2/14(4)	7,500,000	7,499,954
Govco LLC, 0.01%, 1/2/14(4)	17,100,000	17,100,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $10,615,610), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $10,410,436)		10,410,436

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $12,744,831), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $12,492,523)		12,492,523
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $4,671,698), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $4,580,592)		4,580,592
SSgA U.S. Government Money Market Fund	36,604,224	36,604,224

TOTAL TEMPORARY CASH INVESTMENTS (Cost $88,687,768)		88,687,729

TOTAL INVESTMENT SECURITIES — 106.3% (Cost $4,754,741,623)		4,779,356,987

OTHER ASSETS AND LIABILITIES(6) — (6.3)%		(284,240,867)

TOTAL NET ASSETS — 100.0%		$4,495,116,120

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	17,232,643	EUR	12,717,977	Barclays Bank plc	1/23/14	(263,306)
USD	17,203,363	EUR	12,730,172	Barclays Bank plc	1/23/14	(309,362)
USD	55,399,273	EUR	41,129,726	Deutsche Bank	1/23/14	(1,182,334)
USD	11,955,202	EUR	8,886,340	Deutsche Bank	1/23/14	(269,616)
USD	36,250,915	GBP	22,562,623	HSBC Holdings plc	1/23/14	(1,106,709)
USD	78,040,173	NOK	481,847,341	Deutsche Bank	1/23/14	(1,343,664)
USD	52,771,255	SEK	351,397,453	Deutsche Bank	1/23/14	(1,843,917)
						(6,318,908)

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
2,181	U.S. Treasury 10-Year Notes	March 2014	268,365,234	4,717,542
581	U.S. Treasury Ultra Long Bonds	March 2014	79,161,250	1,265,378
			347,526,484	5,982,920

Notes to Schedule of Investments
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $5,774,172.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)

Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $216,436,909, which represented 4.8% of total net assets.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.
(6)	Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	1,279,128,492	—
U.S. Government Agency Mortgage-Backed Securities	—	1,233,579,612	—
Corporate Bonds	—	1,205,884,706	—
Sovereign Governments and Agencies	—	346,697,259	—
Commercial Mortgage-Backed Securities	—	238,522,785	—
Collateralized Mortgage Obligations	—	207,852,747	—
U.S. Government Agency Securities	—	76,867,514	—
Municipal Securities	—	66,716,563	—
Asset-Backed Securities	—	35,419,580	—
Temporary Cash Investments	36,604,224	52,083,505	—

Total Value of Investment Securities	36,604,224	4,742,752,763	—

Other Financial Instruments
Futures Contracts	5,982,920	—	—
Forward Foreign Currency Exchange Contracts	—	(6,318,908)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	5,982,920	(6,318,908)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,754,815,141
Gross tax appreciation of investments	$103,448,235
Gross tax depreciation of investments	(78,906,389)
Net tax appreciation (depreciation) of investments	$24,541,846

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Fund

December 31, 2013

High-Yield - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 93.6%

AEROSPACE AND DEFENSE — 0.3%
B/E Aerospace, Inc., 5.25%, 4/1/22	2,000,000	2,040,000

AIRLINES†
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	261,875

AUTO COMPONENTS — 1.2%
Allison Transmission, Inc., 7.125%, 5/15/19(1)	700,000	757,750
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	533,750
Dana Holding Corp., 6.75%, 2/15/21	975,000	1,053,000
Delphi Corp., 5.875%, 5/15/19	1,725,000	1,832,812
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	750,000	841,875
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,567,813
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	241,000	265,100
UCI International, Inc., 8.625%, 2/15/19	1,250,000	1,256,250
Visteon Corp., 6.75%, 4/15/19	648,000	691,740

		8,800,090

AUTOMOBILES — 0.9%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,900,000	3,219,000
General Motors Co., 3.50%, 10/2/18(1)	1,750,000	1,798,125
General Motors Financial Co., Inc., 3.25%, 5/15/18(1)	1,250,000	1,253,125
Jaguar Land Rover Automotive plc, 8.125%, 5/15/21(1)	250,000	285,625

		6,555,875

BEVERAGES — 0.1%
Constellation Brands, Inc., 7.25%, 9/1/16	750,000	855,000

BUILDING PRODUCTS — 0.5%
Masco Corp., 6.125%, 10/3/16	1,000,000	1,125,000
Masco Corp., 5.95%, 3/15/22	1,200,000	1,275,000
Masonite International Corp., 8.25%, 4/15/21(1)	250,000	276,250
USG Corp., 8.375%, 10/15/18(1)	800,000	874,000
USG Corp., 7.875%, 3/30/20(1)	250,000	282,500

		3,832,750

CAPITAL MARKETS — 0.6%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,500,000	2,600,000
E*TRADE Financial Corp., 6.75%, 6/1/16	250,000	272,500
E*TRADE Financial Corp., 6.00%, 11/15/17	700,000	747,250
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(1)	1,000,000	1,001,250

		4,621,000

CHEMICALS — 1.4%
Ashland, Inc., 4.75%, 8/15/22	2,250,000	2,148,750
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,450,000	1,513,437
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	1,500,000	1,545,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	1,000,000	1,002,500
Huntsman International LLC, 8.625%, 3/15/21	500,000	567,500
Ineos Finance plc, 8.375%, 2/15/19(1)	600,000	669,750
Ineos Finance plc, 7.50%, 5/1/20(1)	950,000	1,046,188
Momentive Performance Materials, Inc., 9.00%, 1/15/21	1,000,000	882,500

Rockwood Specialties Group, Inc., 4.625%, 10/15/20	475,000	487,469

		9,863,094

COMMERCIAL BANKS — 2.1%
Barclays Bank plc, 7.625%, 11/21/22	1,000,000	1,067,500
KBC Bank NV, VRN, 8.00%, 1/25/18	1,200,000	1,320,660
LBG Capital No.1 plc, 7.875%, 11/1/20(1)	1,000,000	1,086,212
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(1)	1,000,000	1,071,246
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	2,681,250
Regions Bank, 6.45%, 6/26/37	2,500,000	2,649,407
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	3,100,000	3,053,500
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	1,750,000	1,846,250

		14,776,025

COMMERCIAL SERVICES AND SUPPLIES — 1.3%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	446,625
ADT Corp. (The), 6.25%, 10/15/21(1)	2,000,000	2,102,500
Ceridian Corp., 8.875%, 7/15/19(1)	1,600,000	1,848,000
Clean Harbors, Inc., 5.25%, 8/1/20	1,100,000	1,138,500
Emergency Medical Services Corp., 8.125%, 6/1/19	1,463,000	1,592,841
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	216,875
Iron Mountain, Inc., 8.375%, 8/15/21	274,000	296,605
Iron Mountain, Inc., 5.75%, 8/15/24	1,500,000	1,398,750
ServiceMaster Co., 8.00%, 2/15/20	600,000	615,000

		9,655,696

COMMUNICATIONS EQUIPMENT — 1.4%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	1,000,000	1,041,250
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	890,890
Avaya, Inc., 7.00%, 4/1/19(1)	1,450,000	1,428,250
CommScope, Inc., 8.25%, 1/15/19(1)	917,000	1,009,846
Crown Castle International Corp., 5.25%, 1/15/23	2,500,000	2,462,500
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20(1)	1,100,000	1,168,750
Nokia Oyj, 5.375%, 5/15/19	700,000	729,750
SBA Communications Corp., 5.625%, 10/1/19	1,000,000	1,035,000

		9,766,236

COMPUTERS AND PERIPHERALS — 0.3%
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,265,625
NCR Corp., 5.00%, 7/15/22	500,000	478,125
Seagate HDD Cayman, 4.75%, 6/1/23(1)	500,000	470,000
Seagate Technology HDD Holdings, 6.80%, 10/1/16	86,000	97,610

		2,311,360

CONSTRUCTION AND ENGINEERING — 0.2%
Tutor Perini Corp., 7.625%, 11/1/18	1,000,000	1,075,000

CONSTRUCTION MATERIALS — 1.4%
Associated Materials LLC, 9.125%, 11/1/17	950,000	1,018,875
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	1,000,000	1,047,500
Building Materials Corp. of America, 6.75%, 5/1/21(1)	1,060,000	1,150,100
Covanta Holding Corp., 7.25%, 12/1/20	1,050,000	1,151,108
Headwaters, Inc., 7.625%, 4/1/19	500,000	541,250
Interline Brands, Inc., PIK, 10.00%, 11/15/18	1,100,000	1,207,250
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	447,000
Nortek, Inc., 8.50%, 4/15/21	500,000	556,250

Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	1,000,000	1,105,000
USG Corp., 5.875%, 11/1/21(1)	1,100,000	1,145,375
Vulcan Materials Co., 7.00%, 6/15/18	800,000	914,000

		10,283,708

CONSUMER FINANCE — 3.5%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(1)	1,750,000	1,828,750
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(1)	1,500,000	1,545,000
CIT Group, Inc., 4.75%, 2/15/15(1)	1,225,000	1,272,469
CIT Group, Inc., 5.00%, 5/15/17	550,000	589,875
CIT Group, Inc., 4.25%, 8/15/17	3,500,000	3,657,500
CIT Group, Inc., 5.50%, 2/15/19(1)	1,500,000	1,616,250
CIT Group, Inc., 5.00%, 8/15/22	1,000,000	979,163
CIT Group, Inc., 5.00%, 8/1/23	1,250,000	1,209,375
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(1)	1,000,000	1,002,500
Interactive Data Corp., 10.25%, 8/1/18	250,000	275,312
National Money Mart Co., 10.375%, 12/15/16	700,000	712,250
RSI Home Products, Inc., 6.875%, 3/1/18(1)	100,000	105,250
SLM Corp., 5.50%, 1/25/23	5,250,000	4,978,874
SLM Corp., MTN, 6.00%, 1/25/17	1,000,000	1,086,250
Springleaf Finance Corp., 7.75%, 10/1/21	200,000	217,000
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	500,000	521,250
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	2,250,000	2,470,500
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	1,000,000	1,080,000
Wolverine World Wide, Inc., 6.125%, 10/15/20	250,000	268,750

		25,416,318

CONTAINERS AND PACKAGING — 1.7%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,133,000
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)	1,400,000	1,512,000
Ardagh Packaging Finance plc, 9.125%, 10/15/20(1)	1,200,000	1,314,000
Ball Corp., 5.00%, 3/15/22	1,450,000	1,442,750
Ball Corp., 4.00%, 11/15/23	500,000	450,000
Berry Plastics Corp., 9.75%, 1/15/21	600,000	697,500
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(1)	1,200,000	1,218,000
BWAY Holding Co., 10.00%, 6/15/18	1,000,000	1,087,500
Consolidated Container Co., 10.125%, 7/15/20(1)	350,000	374,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,100,000	1,034,000
Packaging Dynamics Corp., 8.75%, 2/1/16(1)	1,100,000	1,133,687

		12,396,937

DIVERSIFIED CONSUMER SERVICES — 0.3%
Laureate Education, Inc., 9.25%, 9/1/19(1)	750,000	819,375
Service Corp. International/US, 5.375%, 1/15/22(1)	1,000,000	1,017,500

		1,836,875

DIVERSIFIED FINANCIAL SERVICES — 3.8%
Ally Financial, Inc., 8.30%, 2/12/15	4,090,000	4,406,975
Ally Financial, Inc., 4.625%, 6/26/15	1,000,000	1,043,256
Ally Financial, Inc., 5.50%, 2/15/17	2,500,000	2,718,750
Ally Financial, Inc., 6.25%, 12/1/17	2,150,000	2,405,312
Ally Financial, Inc., 4.75%, 9/10/18	1,200,000	1,260,000
Ally Financial, Inc., 8.00%, 3/15/20	2,000,000	2,407,500
Ally Financial, Inc., 8.00%, 11/1/31	750,000	900,938

Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	2,250,000	2,458,125
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)	750,000	745,313
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21(1)	1,000,000	1,032,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	950,000	970,187
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	950,000	990,375
Serta Simmons Holdings LLC, 8.125%, 10/1/20(1)	2,300,000	2,512,750
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	1,049,644
UBS AG, MTN, VRN, 7.25%, 2/22/17	1,000,000	1,098,867
UPCB Finance III Ltd., 6.625%, 7/1/20(1)	1,500,000	1,601,250

		27,601,742

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.9%
CenturyLink, Inc., 5.625%, 4/1/20	3,000,000	3,067,500
CenturyLink, Inc., 7.65%, 3/15/42	1,250,000	1,121,875
Cincinnati Bell, Inc., 8.75%, 3/15/18	2,000,000	2,110,000
Frontier Communications Corp., 7.125%, 3/15/19	2,275,000	2,462,687
Frontier Communications Corp., 8.50%, 4/15/20	500,000	562,500
Frontier Communications Corp., 7.125%, 1/15/23	1,250,000	1,246,875
Hughes Satellite Systems Corp., 6.50%, 6/15/19	1,000,000	1,087,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	2,860,000	3,103,100
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,950,000	2,142,563
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	500,000	517,500
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	500,000	538,125
Level 3 Financing, Inc., 7.00%, 6/1/20	1,000,000	1,065,000
Level 3 Financing, Inc., 8.625%, 7/15/20	3,350,000	3,768,750
Softbank Corp., 4.50%, 4/15/20(1)	1,500,000	1,470,000
Sprint Capital Corp., 6.90%, 5/1/19	2,600,000	2,853,500
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	1,077,500
Telecom Italia Capital SA, 7.00%, 6/4/18	2,200,000	2,447,500
Telecom Italia Capital SA, 7.72%, 6/4/38	1,000,000	1,005,000
Virgin Media Finance plc, 8.375%, 10/15/19	902,000	987,690
Windstream Corp., 7.875%, 11/1/17	250,000	286,875
Windstream Corp., 7.75%, 10/15/20	1,200,000	1,279,500
Windstream Corp., 6.375%, 8/1/23	1,000,000	940,000

		35,141,540

ELECTRIC UTILITIES — 0.8%
AES Corp. (The), 8.00%, 10/15/17	211,000	248,980
AES Corp. (The), 4.875%, 5/15/23	2,750,000	2,585,000
Atlantic Power Corp., 9.00%, 11/15/18	2,500,000	2,618,750

		5,452,730

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Jabil Circuit, Inc., 5.625%, 12/15/20	750,000	781,875
Sanmina Corp., 7.00%, 5/15/19(1)	2,650,000	2,832,188
Viasystems, Inc., 7.875%, 5/1/19(1)	700,000	760,375

		4,374,438

ENERGY EQUIPMENT AND SERVICES — 1.2%
Basic Energy Services, Inc., 7.75%, 2/15/19	2,200,000	2,310,000
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	1,500,000	1,477,500
Offshore Group Investment Ltd., 7.125%, 4/1/23	1,250,000	1,281,250
Pacific Drilling SA, 5.375%, 6/1/20(1)	500,000	505,000
Parker Drilling Co., 9.125%, 4/1/18	500,000	532,500

Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,000,000	1,070,000
Pioneer Drilling Co., 9.875%, 3/15/18	775,000	825,375
SESI LLC, 6.375%, 5/1/19	750,000	804,375

		8,806,000

FOOD AND STAPLES RETAILING — 1.4%
Alphabet Holding Co., Inc., PIK, 7.75%, 11/1/17(1)	900,000	929,813
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(1)	2,500,000	2,775,000
Rite Aid Corp., 9.25%, 3/15/20	1,700,000	1,959,250
Rite Aid Corp., 6.75%, 6/15/21	1,500,000	1,580,625
SUPERVALU, Inc., 8.00%, 5/1/16	2,340,000	2,600,325

		9,845,013

FOOD PRODUCTS — 1.7%
ARAMARK Corp., 5.75%, 3/15/20(1)	700,000	735,000
Del Monte Corp., 7.625%, 2/15/19	1,800,000	1,874,250
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20(1)	1,750,000	1,697,500
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	1,035,500
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	785,625
Michael Foods Group, Inc., 9.75%, 7/15/18	1,603,000	1,751,278
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21(1)	1,000,000	950,000
Post Holdings, Inc., 7.375%, 2/15/22	2,400,000	2,580,000
Smithfield Foods, Inc., 6.625%, 8/15/22	750,000	798,750

		12,207,903

GAS UTILITIES — 2.6%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	1,000,000	1,070,000
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20	750,000	787,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(1)	1,500,000	1,436,250
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	1,000,000	1,075,000
El Paso Corp., 7.25%, 6/1/18	700,000	802,294
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(1)	3,100,000	3,411,014
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	295,000	321,550
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	325,000	345,313
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	500,000	506,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	800,000	754,000
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	682,500
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	250,000	245,625
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	1,500,000	1,372,500
Rockies Express Pipeline LLC, 3.90%, 4/15/15(1)	1,000,000	1,002,500
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21(1)	1,000,000	982,500
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22(1)	1,000,000	993,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	597,125
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23(1)	2,436,000	2,192,400

		18,578,071

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Alere, Inc., 6.50%, 6/15/20	1,250,000	1,284,375
Biomet, Inc., 6.50%, 8/1/20	2,400,000	2,532,000
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	250,000	255,625
Hologic, Inc., 6.25%, 8/1/20	250,000	265,000
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	2,402,000	2,774,310

Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	650,000	737,750

		7,849,060

HEALTH CARE PROVIDERS AND SERVICES — 5.4%
Capella Healthcare, Inc., 9.25%, 7/1/17	1,100,000	1,174,250
Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	250,000	255,000
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	820,000	848,700
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,635,000
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	700,000	727,125
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	650,000	683,719
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	850,000	915,875
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,350,000	1,373,625
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,431,000
Gentiva Health Services, Inc., 11.50%, 9/1/18	1,498,000	1,554,175
HCA Holdings, Inc., 7.75%, 5/15/21	1,500,000	1,642,500
HCA, Inc., 6.50%, 2/15/16	1,350,000	1,479,938
HCA, Inc., 8.50%, 4/15/19	1,500,000	1,593,750
HCA, Inc., 7.875%, 2/15/20	210,000	226,013
HCA, Inc., 7.25%, 9/15/20	1,000,000	1,092,500
HCA, Inc., 7.50%, 2/15/22	2,250,000	2,475,000
HCA, Inc., 5.875%, 3/15/22	500,000	517,500
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,520,000
Health Management Associates, Inc., 7.375%, 1/15/20	1,450,000	1,629,437
Healthsouth Corp., 8.125%, 2/15/20	700,000	770,875
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,950,000	3,141,750
LifePoint Hospitals, Inc., 5.50%, 12/1/21(1)	2,200,000	2,213,750
Radiation Therapy Services, Inc., 8.875%, 1/15/17	1,200,000	1,218,000
Radiation Therapy Services, Inc., 9.875%, 4/15/17	305,000	269,925
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,742,000
Tenet Healthcare Corp., 6.00%, 10/1/20(1)	2,100,000	2,195,812
Tenet Healthcare Corp., 4.50%, 4/1/21	500,000	475,625
Tenet Healthcare Corp., 8.125%, 4/1/22	1,250,000	1,350,000
Universal Health Services, Inc., 7.00%, 10/1/18	1,300,000	1,394,250

		38,547,094

HOTELS, RESTAURANTS AND LEISURE — 4.6%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18	1,000,000	1,075,000
Boyd Gaming Corp., 9.125%, 12/1/18	1,600,000	1,748,000
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	2,750,000	2,805,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	1,900,000	921,500
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	3,500,000	3,379,687
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	750,000	781,875
Dave & Buster's, Inc., 11.00%, 6/1/18	700,000	770,875
DineEquity, Inc., 9.50%, 10/30/18	1,000,000	1,115,000
Graton Economic Development Authority, 9.625%, 9/1/19(1)	1,100,000	1,281,500
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	1,100,000	1,143,312
Marina District Finance Co., Inc., 9.875%, 8/15/18	350,000	380,188
MCE Finance Ltd., 5.00%, 2/15/21(1)	1,750,000	1,710,625
MGM Resorts International, 6.625%, 7/15/15	500,000	538,750
MGM Resorts International, 7.625%, 1/15/17	3,350,000	3,827,375
MGM Resorts International, 8.625%, 2/1/19	750,000	883,125
MGM Resorts International, 7.75%, 3/15/22	250,000	280,625
Pinnacle Entertainment, 7.50%, 4/15/21	3,100,000	3,379,000

Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	950,000	1,071,125
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	800,000	804,000
Station Casinos LLC, 7.50%, 3/1/21	1,700,000	1,819,000
Wyndham Worldwide Corp., 5.625%, 3/1/21	500,000	534,037
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	1,100,000	1,240,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	750,000	761,250
Wynn Macau Ltd., 5.25%, 10/15/21(1)	1,100,000	1,104,125

		33,355,224

HOUSEHOLD DURABLES — 2.2%
Beazer Homes USA, Inc., 8.125%, 6/15/16	750,000	840,000
Beazer Homes USA, Inc., 7.25%, 2/1/23	209,000	210,045
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	750,000	757,500
KB Home, 8.00%, 3/15/20	500,000	555,000
Lennar Corp., 6.95%, 6/1/18	800,000	904,000
Lennar Corp., Series B, 5.60%, 5/31/15	500,000	527,500
Lennar Corp., Series B, 6.50%, 4/15/16	500,000	547,500
Libbey Glass, Inc., 6.875%, 5/15/20	225,000	244,125
Meritage Homes Corp., 7.00%, 4/1/22	750,000	796,875
Ryland Group, Inc. (The), 5.375%, 10/1/22	500,000	477,500
Standard Pacific Corp., 8.375%, 5/15/18	2,750,000	3,245,000
Taylor Morrison, Inc., 7.75%, 4/15/20(1)	1,079,000	1,192,295
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,250,000	1,275,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	780,300
WCI Communities, Inc., 6.875%, 8/15/21(1)	2,000,000	1,995,000
William Lyon Homes, Inc., 8.50%, 11/15/20	1,000,000	1,087,500

		15,435,140

HOUSEHOLD PRODUCTS — 1.6%
American Achievement Corp., 10.875%, 4/15/16(1)	1,000,000	1,055,000
Central Garden and Pet Co., 8.25%, 3/1/18	2,220,000	2,170,050
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18	1,250,000	1,325,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	400,000	428,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	1,000,000	1,077,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	975,000	1,082,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	1,450,000	1,620,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,537,500
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(1)	600,000	642,000
Spectrum Brands, Inc., 6.75%, 3/15/20	625,000	675,781

		11,613,456

INDUSTRIAL CONGLOMERATES — 1.3%
Bombardier, Inc., 7.50%, 3/15/18(1)	900,000	1,028,250
Bombardier, Inc., 5.75%, 3/15/22(1)	1,000,000	997,500
Harland Clarke Holdings Corp., 9.50%, 5/15/15	330,000	331,856
Harland Clarke Holdings Corp., VRN, 6.00%, 2/15/14	250,000	250,625
HD Supply, Inc., 8.125%, 4/15/19	950,000	1,062,813

HD Supply, Inc., 7.50%, 7/15/20	2,700,000	2,922,750
Jack Cooper Finance Co., 9.25%, 6/1/20(1)	1,100,000	1,189,375
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	105,500
Schaeffler Finance BV, 7.75%, 2/15/17(1)	750,000	855,000
SPX Corp., 7.625%, 12/15/14	650,000	687,375

		9,431,044

INSURANCE — 2.5%
AIG Life Holdings, Inc., 7.57%, 12/1/45(1)	500,000	567,500
Aircastle Ltd., 6.75%, 4/15/17	1,225,000	1,372,000
American International Group, Inc., VRN, 8.18%, 5/15/38	1,000,000	1,215,000
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(1)	1,250,000	1,368,750
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	1,400,000	1,244,250
ING U.S., Inc., VRN, 5.65%, 5/15/23	750,000	729,562
International Lease Finance Corp., 5.75%, 5/15/16	2,500,000	2,684,375
International Lease Finance Corp., 8.75%, 3/15/17	2,200,000	2,601,500
International Lease Finance Corp., 6.25%, 5/15/19	1,250,000	1,359,375
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,484,000
Onex USI Aquisition Corp., 7.75%, 1/15/21(1)	500,000	513,750
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)	500,000	517,865
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(1)	1,000,000	1,062,000

		17,719,927

INTERNET AND CATALOG RETAIL — 0.1%
Netflix, Inc., 5.375%, 2/1/21(1)	500,000	508,750

INTERNET SOFTWARE AND SERVICES — 0.4%
Equinix, Inc., 4.875%, 4/1/20	500,000	500,000
Equinix, Inc., 7.00%, 7/15/21	500,000	548,125
IAC/InterActiveCorp, 4.75%, 12/15/22	1,000,000	937,500
VeriSign, Inc., 4.625%, 5/1/23	500,000	480,000
Zayo Group LLC / Zayo Capital, Inc., 8.125%, 1/1/20	250,000	275,000

		2,740,625

IT SERVICES — 1.9%
First Data Corp., 11.25%, 3/31/16	1,063,000	1,068,315
First Data Corp., 7.375%, 6/15/19(1)	2,500,000	2,675,000
First Data Corp., 8.875%, 8/15/20(1)	1,000,000	1,111,250
First Data Corp., 8.25%, 1/15/21(1)	4,499,000	4,808,306
First Data Corp., 12.625%, 1/15/21	349,000	411,384
First Data Corp., 11.75%, 8/15/21(1)	1,000,000	1,060,000
First Data Corp., 11.75%, 8/15/21(1)(2)	1,100,000	1,166,000
j2 Global, Inc., 8.00%, 8/1/20	200,000	217,000
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,250,000	1,326,562

		13,843,817

MACHINERY — 0.9%
Case New Holand, Inc., 7.875%, 12/1/17	2,200,000	2,607,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	950,000	1,047,375
Navistar International Corp., 8.25%, 11/1/21	1,024,000	1,064,960
Oshkosh Corp., 8.25%, 3/1/17	850,000	895,704
Oshkosh Corp., 8.50%, 3/1/20	350,000	388,500
Terex Corp., 6.50%, 4/1/20	500,000	537,500
Terex Corp., 6.00%, 5/15/21	250,000	259,688

		6,800,727

MARINE — 0.1%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	250,000	256,250
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19	500,000	516,250

		772,500

MEDIA — 9.3%
AMC Entertainment, Inc., 9.75%, 12/1/20	1,000,000	1,148,750
AMC Networks, Inc., 7.75%, 7/15/21	200,000	226,000
Cablevision Systems Corp., 8.625%, 9/15/17	1,500,000	1,751,250
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,443,750
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	35,000	37,144
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	2,900,000	3,063,125
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	1,500,000	1,631,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,400,000	2,253,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)(3)(4)	1,129,000	211,688
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	750,000	706,875
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	583,500
Clear Channel Communications, Inc., 9.00%, 3/1/21	1,750,000	1,776,250
Clear Channel Communications, Inc., PIK, 14.00%, 2/1/21(1)	2,458,500	2,243,381
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	375,000	391,875
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,375,000	2,508,594
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	270,000	275,063
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	730,000	749,162
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	683,750
CSC Holdings LLC, 7.625%, 7/15/18	1,200,000	1,378,500
CSC Holdings LLC, 6.75%, 11/15/21	1,200,000	1,299,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,350,000	1,431,000
DISH DBS Corp., 7.125%, 2/1/16	2,450,000	2,719,500
DISH DBS Corp., 4.625%, 7/15/17	1,500,000	1,575,000
DISH DBS Corp., 6.75%, 6/1/21	2,450,000	2,609,250
DISH DBS Corp., 5.00%, 3/15/23	1,250,000	1,171,875
Gray Television, Inc., 7.50%, 10/1/20	1,000,000	1,067,500
Griffey Intermediate, Inc. / Griffey Finance Sub LLC, 7.00%, 10/15/20(1)	850,000	682,125
Lamar Media Corp., 7.875%, 4/15/18	300,000	317,625
Lamar Media Corp., 5.875%, 2/1/22	1,450,000	1,493,500
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,337,000
McClatchy Co. (The), 9.00%, 12/15/22	900,000	994,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	250,000	277,500
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	750,000	814,687
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	500,000	532,500
Nara Cable Funding Ltd., 8.875%, 12/1/18(1)	1,000,000	1,080,000
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,028,000	1,004,870
RR Donnelley & Sons Co., 7.25%, 5/15/18	415,000	473,100
RR Donnelley & Sons Co., 8.25%, 3/15/19	1,050,000	1,207,500
Sable International Finance Ltd., 8.75%, 2/1/20(1)	1,450,000	1,638,500
SBA Telecommunications, Inc., 8.25%, 8/15/19	650,000	700,375
SBA Telecommunications, Inc., 5.75%, 7/15/20	250,000	261,250
Sinclair Television Group, Inc., 8.375%, 10/15/18	1,000,000	1,091,250
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	990,000
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	253,750
Sirius XM Holdings, Inc., 4.25%, 5/15/20(1)	1,000,000	947,500

Sirius XM Holdings, Inc., 5.875%, 10/1/20(1)	750,000	766,875
Sirius XM Holdings, Inc., 5.75%, 8/1/21(1)	1,000,000	1,015,000
Sirius XM Holdings, Inc., 5.25%, 8/15/22(1)	400,000	406,000
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	513,750
Univision Communications, Inc., 6.875%, 5/15/19(1)	2,750,000	2,952,812
Univision Communications, Inc., 8.50%, 5/15/21(1)	1,100,000	1,215,500
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	500,000	533,750
Valassis Communications, Inc., 6.625%, 2/1/21	1,000,000	1,036,250
Videotron Ltee, 9.125%, 4/15/18	234,000	245,700
Videotron Ltee, 5.00%, 7/15/22	1,000,000	982,500
Visant Corp., 10.00%, 10/1/17	1,700,000	1,657,500
Wind Acquisition Finance SA, 11.75%, 7/15/17(1)	2,750,000	2,928,750
Wind Acquisition Finance SA, 7.25%, 2/15/18(1)	1,200,000	1,269,000
WMG Acquisition Corp., 6.00%, 1/15/21(1)	225,000	234,844

		66,791,795

METALS AND MINING — 3.4%
AK Steel Corp., 7.625%, 5/15/20	750,000	751,875
Aleris International, Inc., 7.625%, 2/15/18	700,000	744,625
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	2,000,000	2,075,200
ArcelorMittal, 4.25%, 8/5/15	2,000,000	2,077,500
ArcelorMittal, 5.00%, 2/25/17	2,500,000	2,693,750
ArcelorMittal, 6.125%, 6/1/18	2,500,000	2,753,125
ArcelorMittal, 7.25%, 3/1/41	2,900,000	2,784,000
Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19	500,000	553,750
FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15(1)	1,158,000	1,203,596
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18(1)	1,250,000	1,318,750
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(1)	2,200,000	2,477,750
Inmet Mining Corp., 8.75%, 6/1/20(1)	700,000	763,000
Inmet Mining Corp., 7.50%, 6/1/21(1)	250,000	262,500
Novelis, Inc., 8.375%, 12/15/17	1,000,000	1,069,375
Ryerson, Inc. / Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	100,000	106,125
Steel Dynamics, Inc., 7.625%, 3/15/20	400,000	435,500
Steel Dynamics, Inc., 5.25%, 4/15/23	1,000,000	1,005,000
United States Steel Corp., 7.375%, 4/1/20	500,000	542,500
Vulcan Materials Co., 6.50%, 12/1/16	500,000	562,500

		24,180,421

MULTI-UTILITIES — 2.7%
Calpine Corp., 7.875%, 7/31/20(1)	1,733,000	1,906,300
Calpine Corp., 7.50%, 2/15/21(1)	866,000	949,353
Dynegy, Inc., 5.875%, 6/1/23(1)	500,000	475,000
EDP Finance BV, 6.00%, 2/2/18(1)	1,250,000	1,345,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,976,000	2,109,380
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20(1)	1,000,000	1,065,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 12.25%, 3/1/22(1)	500,000	590,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., PIK, 11.25%, 12/1/18(1)	439,798	312,257
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	2,275,000
Illinois Power Generating Co., 7.00%, 4/15/18	300,000	258,750
Ipalco Enterprises, Inc., 5.00%, 5/1/18	2,000,000	2,105,000

NRG Energy, Inc., 7.625%, 1/15/18	2,595,000	2,971,275
NRG Energy, Inc., 7.625%, 5/15/19	2,125,000	2,257,812
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.25%, 11/1/15	1,750,000	118,125
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(1)	1,000,000	740,000

		19,478,252

MULTILINE RETAIL — 0.5%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	850,000	860,625
J.C. Penney Corp., Inc., 7.65%, 8/15/16	750,000	665,625
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	415,000
Neiman Marcus Group Ltd., Inc., 8.00%, 10/15/21(1)	1,750,000	1,837,500

		3,778,750

OFFICE ELECTRONICS — 0.1%
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	650,000	711,750

OIL, GAS AND CONSUMABLE FUELS — 7.6%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,000,000	867,500
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,200,000	1,317,000
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,000,000	1,080,000
Antero Resources Finance Corp., 7.25%, 8/1/19	650,000	702,000
Arch Coal, Inc., 7.00%, 6/15/19	500,000	400,000
Arch Coal, Inc., 7.25%, 10/1/20	600,000	471,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/1/19	100,000	111,500
Chesapeake Energy Corp., 9.50%, 2/15/15	950,000	1,034,312
Chesapeake Energy Corp., 6.625%, 8/15/20	2,900,000	3,255,250
Chesapeake Energy Corp., 5.375%, 6/15/21	1,000,000	1,040,000
Chesapeake Energy Corp., 5.75%, 3/15/23	1,000,000	1,035,000
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	955,000	1,005,137
Concho Resources, Inc., 5.50%, 10/1/22	2,200,000	2,282,500
Concho Resources, Inc., 5.50%, 4/1/23	750,000	776,250
Consol Energy, Inc., 8.00%, 4/1/17	2,200,000	2,326,500
Continental Resources, Inc., 5.00%, 9/15/22	1,450,000	1,508,000
Denbury Resources, Inc., 8.25%, 2/15/20	1,096,000	1,212,450
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	107,000
Denbury Resources, Inc., 4.625%, 7/15/23	750,000	680,625
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	558,750
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	1,200,000	1,293,000
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	3,000,000	3,476,250
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22	250,000	281,250
Halcon Resources Corp., 8.875%, 5/15/21	1,000,000	1,015,000
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	1,425,000	1,460,625
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	1,627,500
MEG Energy Corp., 6.50%, 3/15/21(1)	500,000	528,750
MEG Energy Corp., 7.00%, 3/31/24(1)	1,200,000	1,218,000
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	500,000	545,000
Peabody Energy Corp., 7.375%, 11/1/16	500,000	565,000
Peabody Energy Corp., 6.00%, 11/15/18	2,710,000	2,899,700
Peabody Energy Corp., 6.50%, 9/15/20	350,000	370,125
QEP Resources, Inc., 5.25%, 5/1/23	250,000	235,625
Range Resources Corp., 5.75%, 6/1/21	1,000,000	1,065,000
Range Resources Corp., 5.00%, 8/15/22	1,500,000	1,481,250

Sabine Pass LNG LP, 7.50%, 11/30/16	2,590,000	2,939,650
Sabine Pass LNG LP, 6.50%, 11/1/20	250,000	260,625
Samson Investment Co., 10.50%, 2/15/20(1)	1,200,000	1,314,000
SandRidge Energy, Inc., 7.50%, 3/15/21	3,000,000	3,157,500
SandRidge Energy, Inc., 7.50%, 2/15/23	100,000	102,000
SM Energy Co., 6.50%, 1/1/23	250,000	263,438
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/1/18	1,044,000	1,124,910
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	600,000	645,000
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,047,500
Venoco, Inc., 8.875%, 2/15/19	1,450,000	1,435,500
Whiting Petroleum Corp., 5.75%, 3/15/21	1,200,000	1,245,000
WPX Energy, Inc., 5.25%, 1/15/17	1,250,000	1,340,625

		54,708,597

PAPER AND FOREST PRODUCTS — 0.3%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	500,000	550,000
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,500,000	1,485,000
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	500,000	175,000

		2,210,000

PERSONAL PRODUCTS — 0.3%
Elizabeth Arden, Inc., 7.375%, 3/15/21	1,780,000	1,949,100

PHARMACEUTICALS — 1.1%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	1,200,000	1,290,000
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	300,000	322,500
Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	250,000	259,688
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	330,000	340,725
Valeant Pharmaceuticals International, 6.875%, 12/1/18(1)	1,000,000	1,075,000
Valeant Pharmaceuticals International, 7.00%, 10/1/20(1)	500,000	541,250
Valeant Pharmaceuticals International, 6.375%, 10/15/20(1)	1,800,000	1,905,750
Valeant Pharmaceuticals International, 6.75%, 8/15/21(1)	250,000	266,250
Valeant Pharmaceuticals International, 7.25%, 7/15/22(1)	750,000	810,937
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	1,200,000	1,305,000

		8,117,100

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
Corrections Corp. of America, 4.125%, 4/1/20	1,350,000	1,329,750
DuPont Fabros Technology LP, 5.875%, 9/15/21	250,000	259,375
Felcor Lodging LP, 6.75%, 6/1/19	500,000	535,000
Host Hotels & Resorts LP, 6.75%, 6/1/16	187,000	189,699
iStar Financial, Inc., 3.875%, 7/1/16	100,000	102,750
iStar Financial, Inc., 9.00%, 6/1/17	100,000	117,625
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	1,500,000	1,612,500
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	500,000	507,500
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	1,000,000	992,500
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	975,000	1,057,875
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	750,000	881,356
Weyerhaeuser Co., 7.375%, 3/15/32	750,000	917,896

		8,503,826

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	800,000	860,000
CBRE Services, Inc., 5.00%, 3/15/23	1,250,000	1,207,813

Realogy Corp., 7.875%, 2/15/19(1)	750,000	826,875

		2,894,688

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.3%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,730,000	2,863,088
Amkor Technology, Inc., 6.375%, 10/1/22	1,000,000	1,032,500
Freescale Semiconductor, Inc., 8.05%, 2/1/20	2,250,000	2,430,000
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	1,000,000	1,075,000
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	1,000,000	1,027,500
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	500,000	525,000
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	250,000	255,000

		9,208,088

SOFTWARE — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	250,000	259,375
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	250,000	258,750
Infor US, Inc., 9.375%, 4/1/19	850,000	960,500
Nuance Communications, Inc., 5.375%, 8/15/20(1)	754,000	740,805
Sabre, Inc., 8.50%, 5/15/19(1)	750,000	835,313

		3,054,743

SPECIALTY RETAIL — 3.3%
Asbury Automotive Group, Inc., 8.375%, 11/15/20	500,000	564,375
Ashtead Capital Inc., 6.50%, 7/15/22(1)	250,000	267,813
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	1,200,000	1,314,000
Building Materials Holding Corp., 9.00%, 9/15/18(1)	1,000,000	1,082,500
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	109,000
Claire's Stores, Inc., 7.75%, 6/1/20(1)	750,000	701,250
Hertz Corp. (The), 4.25%, 4/1/18	100,000	103,000
Hertz Corp. (The), 6.75%, 4/15/19	1,150,000	1,244,875
Hertz Corp. (The), 5.875%, 10/15/20	450,000	468,562
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,708,875
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., PIK, 7.50%, 8/1/18(1)	1,000,000	1,045,000
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	545,000
Party City Holdings, Inc., 8.875%, 8/1/20	1,200,000	1,350,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000,000	1,077,500
Petco Holdings, Inc., PIK, 8.50%, 10/15/17(1)	500,000	512,500
Rent-A-Center, Inc., 6.625%, 11/15/20	700,000	745,500
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,350,000	1,498,500
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	1,000,000	995,000
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	873,000
Sonic Automotive, Inc., 5.00%, 5/15/23	850,000	801,125
Stewart Enterprises, Inc., 6.50%, 4/15/19	600,000	639,000
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(1)	1,200,000	1,110,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	931,500
United Rentals North America, Inc., 5.75%, 7/15/18	1,000,000	1,073,750
United Rentals North America, Inc., 7.375%, 5/15/20	250,000	278,438
United Rentals North America, Inc., 8.375%, 9/15/20	2,450,000	2,744,000
United Rentals North America, Inc., 7.625%, 4/15/22	250,000	279,062

		24,063,125

TEXTILES, APPAREL AND LUXURY GOODS — 2.0%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	2,200,000	2,488,750
Fifth & Pacific Cos, Inc., 10.50%, 4/15/19	100,000	108,375
Gymboree Corp., 9.125%, 12/1/18	2,450,000	2,269,312

Hanesbrands, Inc., 6.375%, 12/15/20	2,250,000	2,469,375
L Brands, Inc., 6.90%, 7/15/17	1,000,000	1,155,000
L Brands, Inc., 7.00%, 5/1/20	500,000	563,750
L Brands, Inc., 6.625%, 4/1/21	750,000	826,875
L Brands, Inc., 5.625%, 2/15/22	2,250,000	2,311,875
Phillips-Van Heusen Corp., 7.375%, 5/15/20	200,000	221,250
Polymer Group, Inc., 7.75%, 2/1/19	1,360,000	1,456,900
PVH Corp., 4.50%, 12/15/22	500,000	476,250

		14,347,712

TRANSPORTATION INFRASTRUCTURE — 0.1%
CEVA Group plc, 8.375%, 12/1/17(1)	750,000	787,500

WIRELESS TELECOMMUNICATION SERVICES — 3.3%
Cricket Communications, Inc., 7.75%, 10/15/20	3,010,000	3,442,687
MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,000,000	1,076,250
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,250,000	1,329,688
NII Capital Corp., 7.625%, 4/1/21	500,000	208,750
NII International Telecom SCA, 7.875%, 8/15/19(1)	500,000	380,000
Sprint Communications, 6.00%, 12/1/16	3,230,000	3,532,812
Sprint Communications, 9.125%, 3/1/17	250,000	295,000
Sprint Communications, 9.00%, 11/15/18(1)	1,000,000	1,207,500
Sprint Communications, 7.00%, 3/1/20(1)	1,100,000	1,232,000
Sprint Communications, 6.00%, 11/15/22	1,750,000	1,715,000
Sprint Corp., 7.25%, 9/15/21(1)	3,000,000	3,232,500
Sprint Corp., 7.125%, 6/15/24(1)	750,000	763,125
T-Mobile USA, Inc., 6.46%, 4/28/19	1,250,000	1,331,250
T-Mobile USA, Inc., 6.63%, 4/28/21	1,500,000	1,588,125
T-Mobile USA, Inc., 6.125%, 1/15/22	1,100,000	1,122,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.49%, 2/2/16(1)	250,000	268,125
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(1)	700,000	762,125

		23,486,937

TOTAL CORPORATE BONDS (Cost $643,392,252)		673,245,024

MUNICIPAL SECURITIES — 1.6%

Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	5,245,000	3,278,807
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	3,600,000	2,171,556
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	4,000,000	2,618,000
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	3,640,000	2,328,763
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	1,460,000	893,184

TOTAL MUNICIPAL SECURITIES (Cost $12,978,247)		11,290,310

ASSET-BACKED SECURITIES(5) — 0.4%

American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	816,914	863,887
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	1,249,779	1,324,766
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 5/15/23	1,000,000	985,000

TOTAL ASSET-BACKED SECURITIES (Cost $3,072,260)		3,173,653

COMMON STOCKS — 0.3%

BUILDING PRODUCTS†
Nortek, Inc.(3)	650	48,490

COMMERCIAL BANKS — 0.1%
CIT Group, Inc.	9,111	474,956

HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Express Scripts Holding Co.(3)	10,800	758,592

MEDIA — 0.1%
Charter Communications, Inc., Class A(3)	5,213	712,930

TOTAL COMMON STOCKS (Cost $1,685,158)		1,994,968

EXCHANGE-TRADED FUNDS — 0.1%

iShares iBoxx $ High Yield Corporate Bond Fund (Cost $946,896)	10,600	984,528

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.1%

VNO Mortgage Trust, Series 2013-PENN, Class D, VRN, 3.95%, 1/1/14(1) (Cost $955,569)	1,000,000	957,174

PREFERRED STOCKS†

CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(1) (Cost $164,281)	175	168,016

TEMPORARY CASH INVESTMENTS — 3.3%

CRC Funding LLC, 0.01%, 1/2/14(1)(6)	1,700,000	1,699,990
Govco LLC, 0.01%, 1/2/14(1)(6)	3,900,000	3,900,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $2,968,727), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $2,911,349)		2,911,349
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $3,564,178), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $3,493,619)		3,493,619
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $1,306,472), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,280,994)		1,280,994
SSgA U.S. Government Money Market Fund	10,104,342	10,104,342

TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,390,303)		23,390,294

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $686,584,966)		715,203,967

OTHER ASSETS AND LIABILITIES — 0.6%		4,273,260

TOTAL NET ASSETS — 100.0%		$719,477,227

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	1,250,000	USD	1,164,384	Deutsche Bank	1/23/14	(49,720)
AUD	2,699,193	USD	2,505,256	Westpac Group	1/23/14	(98,300)
AUD	1,700,000	USD	1,501,933	Westpac Group	1/23/14	14,011
AUD	1,450,000	USD	1,295,126	Westpac Group	1/23/14	(2,115)
USD	844,173	AUD	900,000	Barclays Bank plc	1/23/14	41,615
USD	624,505	AUD	700,000	Deutsche Bank	1/23/14	293

USD	1,142,799	AUD	1,253,000	Westpac Group	1/23/14	25,459
CAD	1,311,450	USD	1,250,000	Deutsche Bank	1/23/14	(16,021)
USD	1,450,000	CAD	1,524,081	Deutsche Bank	1/23/14	15,951
USD	850,000	CAD	896,402	Deutsche Bank	1/23/14	6,552
USD	1,550,000	CAD	1,663,042	Deutsche Bank	1/23/14	(14,801)
USD	1,796,614	CAD	1,888,134	HSBC Holdings plc	1/23/14	20,018
CHF	934,532	USD	1,050,000	Barclays Bank plc	1/23/14	(2,230)
CHF	1,381,754	USD	1,550,000	Deutsche Bank	1/23/14	(816)
CHF	934,028	USD	1,050,000	Deutsche Bank	1/23/14	(2,795)
USD	2,300,000	CHF	2,087,434	Barclays Bank plc	1/23/14	(40,372)
USD	1,500,000	CHF	1,367,379	Deutsche Bank	1/23/14	(33,067)
USD	1,050,000	CHF	933,965	Deutsche Bank	1/23/14	2,865
CZK	12,132,654	USD	601,040	Deutsche Bank	1/23/14	10,008
USD	600,000	CZK	12,065,574	UBS AG	1/23/14	(7,670)
EUR	1,800,000	USD	2,482,434	Barclays Bank plc	1/23/14	(6,198)
EUR	350,000	USD	481,572	Barclays Bank plc	1/23/14	(82)
EUR	850,000	USD	1,168,682	Barclays Bank plc	1/23/14	652
EUR	1,150,000	USD	1,578,789	Barclays Bank plc	1/23/14	3,250
EUR	400,000	USD	551,332	Barclays Bank plc	1/23/14	(1,057)
EUR	670,171	USD	923,315	Barclays Bank plc	1/23/14	(1,369)
EUR	400,000	USD	551,488	Deutsche Bank	1/23/14	(1,213)
USD	1,558,256	EUR	1,150,000	Barclays Bank plc	1/23/14	(23,784)
USD	1,168,827	EUR	850,000	Barclays Bank plc	1/23/14	(507)
USD	2,097,248	EUR	1,550,000	Barclays Bank plc	1/23/14	(35,066)
USD	2,754,278	EUR	2,050,000	Barclays Bank plc	1/23/14	(65,880)
GBP	450,000	USD	733,221	Barclays Bank plc	1/23/14	11,858
GBP	1,250,000	USD	2,053,038	Barclays Bank plc	1/23/14	16,626
GBP	300,000	USD	483,474	Deutsche Bank	1/23/14	13,245
USD	1,613,248	GBP	1,000,000	Barclays Bank plc	1/23/14	(42,483)
JPY	179,579,750	USD	1,750,000	Deutsche Bank	1/23/14	(44,622)
USD	750,000	JPY	75,703,500	Barclays Bank plc	1/23/14	31,082
USD	1,100,000	JPY	113,263,700	Barclays Bank plc	1/23/14	24,392
USD	1,200,000	JPY	120,214,200	Barclays Bank plc	1/23/14	58,387
USD	1,300,000	JPY	133,327,220	Westpac Group	1/23/14	33,859
USD	1,418,678	JPY	141,720,284	Westpac Group	1/23/14	72,833
KRW	3,473,466,996	USD	3,230,531	Westpac Group	1/23/14	65,498
KRW	1,115,100,000	USD	1,050,000	Westpac Group	1/23/14	8,136
KRW	2,070,900,000	USD	1,950,000	Westpac Group	1/23/14	15,111
USD	2,150,000	KRW	2,290,825,000	Westpac Group	1/23/14	(23,801)
USD	2,150,000	KRW	2,282,225,000	Westpac Group	1/23/14	(15,640)
USD	87,804	KRW	94,407,001	Westpac Group	1/23/14	(1,780)
NOK	6,703,045	USD	1,100,000	Deutsche Bank	1/23/14	4,320
NOK	7,061,403	USD	1,150,000	Deutsche Bank	1/23/14	13,359
NOK	3,351,883	USD	550,000	UBS AG	1/23/14	2,219
USD	2,000,000	NOK	12,310,200	Deutsche Bank	1/23/14	(28,092)
USD	1,300,000	NOK	7,897,110	Deutsche Bank	1/23/14	(1,040)
NZD	850,000	USD	693,303	Deutsche Bank	1/23/14	4,901
NZD	2,200,000	USD	1,813,372	Westpac Group	1/23/14	(6,256)
NZD	650,000	USD	528,710	Westpac Group	1/23/14	5,211
NZD	5,850,000	USD	4,811,859	Westpac Group	1/23/14	(6,573)
USD	814,579	NZD	1,000,000	UBS AG	1/23/14	(6,837)
USD	3,324,752	NZD	4,100,000	Westpac Group	1/23/14	(43,056)
SEK	19,525,274	USD	2,950,000	Deutsche Bank	1/23/14	84,673

SEK	7,551,360	USD	1,150,000	Deutsche Bank	1/23/14	23,653
USD	950,000	SEK	6,199,900	Deutsche Bank	1/23/14	(13,606)
USD	800,000	SEK	5,325,266	UBS AG	1/23/14	(27,668)
SGD	2,686,146	USD	2,150,000	Barclays Bank plc	1/23/14	(21,444)
SGD	2,052,221	USD	1,650,000	Deutsche Bank	1/23/14	(23,779)
SGD	3,130,080	USD	2,500,000	Deutsche Bank	1/23/14	(19,661)
SGD	2,687,763	USD	2,150,000	Deutsche Bank	1/23/14	(20,162)
SGD	1,464,829	USD	1,173,130	HSBC Holdings plc	1/23/14	(12,370)
USD	800,000	SGD	1,000,416	Barclays Bank plc	1/23/14	7,250
USD	2,150,000	SGD	2,689,912	Barclays Bank plc	1/23/14	18,459
USD	3,050,000	SGD	3,836,761	Barclays Bank plc	1/23/14	9,673
USD	3,600,000	SGD	4,523,756	Westpac Group	1/23/14	15,283
TWD	29,312,250	USD	991,283	Westpac Group	1/23/14	(8,396)
TWD	46,912,917	USD	1,588,115	Westpac Group	1/23/14	(15,049)
USD	550,000	TWD	16,239,850	Westpac Group	1/23/14	5,451
USD	1,450,000	TWD	42,912,750	Westpac Group	1/23/14	11,066
USD	1,241,123	TWD	36,700,000	Westpac Group	1/23/14	10,512
USD	750,000	TWD	22,012,500	Westpac Group	1/23/14	11,885
						(65,762)

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
221	U.S. Treasury 10-Year Notes	March 2014	27,193,359	521,307
48	U.S. Treasury Long Bonds	March 2014	6,159,000	67,908
			33,352,359	589,215

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of America N.A./CDX North America High Yield 14 Index(7)	5,760,000	Sell*	5.00	6/20/15	(54,340)	402,693	348,353

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)

Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $188,497,351, which represented 26.2% of total net assets. None of these securities were considered illiquid.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)	Non-income producing.
(4)	Security is in default.
(5)	Final maturity date indicated, unless otherwise noted.
(6)	The rate indicated is the yield to maturity at purchase.
(7)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $495,520.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Corporate Bonds	—	673,245,024	—
Municipal Securities	—	11,290,310	—
Asset-Backed Securities	—	3,173,653	—
Common Stocks	1,994,968	—	—
Exchange-Traded Funds	984,528	—	—
Commercial Mortgage-Backed Securities	—	957,174	—
Preferred Stocks	—	168,016	—
Temporary Cash Investments	10,104,342	13,285,952	—

Total Value of Investment Securities	13,083,838	702,120,129	—

Other Financial Instruments
Futures Contracts	589,215	—	—
Swap Agreements	—	402,693	—
Forward Foreign Currency Exchange Contracts	—	(65,762)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	589,215	336,931	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$686,621,096
Gross tax appreciation of investments	$38,219,563
Gross tax depreciation of investments	(9,636,692)
Net tax appreciation (depreciation) of investments	$28,582,871

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Diversified Bond Fund

December 31, 2013

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 43.6%

U.S. Treasury Bonds, 10.625%, 8/15/15	1,580,000	1,843,416
U.S. Treasury Bonds, 6.75%, 8/15/26	600,000	814,781
U.S. Treasury Bonds, 5.50%, 8/15/28	3,250,000	3,998,007
U.S. Treasury Bonds, 5.25%, 2/15/29	5,227,000	6,278,118
U.S. Treasury Bonds, 5.375%, 2/15/31	40,400,000	49,395,302
U.S. Treasury Bonds, 4.375%, 11/15/39	12,100,000	13,105,813
U.S. Treasury Bonds, 4.375%, 5/15/41	3,600,000	3,892,500
U.S. Treasury Bonds, 3.125%, 11/15/41	350,000	301,164
U.S. Treasury Bonds, 2.75%, 11/15/42	8,150,000	6,418,125
U.S. Treasury Bonds, 3.125%, 2/15/43	18,700,000	15,947,584
U.S. Treasury Bonds, 2.875%, 5/15/43	16,350,000	13,198,799
U.S. Treasury Notes, 0.25%, 1/31/14	35,000,000	35,007,525
U.S. Treasury Notes, 1.25%, 3/15/14	8,000,000	8,019,216
U.S. Treasury Notes, 1.25%, 4/15/14	37,000,000	37,122,137
U.S. Treasury Notes, 0.625%, 7/15/14	22,000,000	22,062,744
U.S. Treasury Notes, 0.50%, 10/15/14	25,000,000	25,072,275
U.S. Treasury Notes, 2.25%, 1/31/15	20,000,000	20,447,660
U.S. Treasury Notes, 0.375%, 3/15/15	30,000,000	30,064,440
U.S. Treasury Notes, 0.25%, 5/31/15	25,000,000	25,013,175
U.S. Treasury Notes, 1.875%, 6/30/15	15,000,000	15,365,925
U.S. Treasury Notes, 0.25%, 7/15/15	12,000,000	12,000,936
U.S. Treasury Notes, 0.25%, 7/31/15	17,600,000	17,600,000
U.S. Treasury Notes, 0.375%, 11/15/15(1)	39,000,000	39,028,197
U.S. Treasury Notes, 2.125%, 12/31/15	3,993,000	4,130,727
U.S. Treasury Notes, 0.375%, 1/15/16	26,500,000	26,491,732
U.S. Treasury Notes, 0.50%, 6/15/16	20,000,000	19,980,460
U.S. Treasury Notes, 1.50%, 6/30/16	7,500,000	7,673,438
U.S. Treasury Notes, 1.50%, 7/31/16	18,000,000	18,411,336
U.S. Treasury Notes, 0.875%, 11/30/16	9,500,000	9,531,170
U.S. Treasury Notes, 0.625%, 12/15/16	115,000,000	114,528,270
U.S. Treasury Notes, 0.875%, 1/31/17	8,100,000	8,108,861
U.S. Treasury Notes, 0.875%, 2/28/17	4,000,000	3,999,376
U.S. Treasury Notes, 0.75%, 6/30/17	13,000,000	12,863,396
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,233,576
U.S. Treasury Notes, 0.75%, 10/31/17	20,500,000	20,125,240
U.S. Treasury Notes, 0.875%, 1/31/18	21,900,000	21,477,396
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,766,225
U.S. Treasury Notes, 1.00%, 5/31/18	30,280,000	29,610,539
U.S. Treasury Notes, 1.375%, 6/30/18	23,210,000	23,027,755
U.S. Treasury Notes, 1.375%, 7/31/18	14,500,000	14,363,497
U.S. Treasury Notes, 1.375%, 9/30/18	62,200,000	61,410,371
U.S. Treasury Notes, 1.25%, 10/31/18	67,300,000	65,946,126
U.S. Treasury Notes, 1.25%, 11/30/18	34,300,000	33,548,350
U.S. Treasury Notes, 1.375%, 11/30/18	23,500,000	23,138,311
U.S. Treasury Notes, 2.75%, 11/15/23	9,000,000	8,789,769

TOTAL U.S. TREASURY SECURITIES (Cost $951,518,695)		939,153,760

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 26.1%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.2%
FHLMC, VRN, 1.76%, 1/15/14	1,625,289	1,638,047
FHLMC, VRN, 1.84%, 1/15/14	2,821,982	2,855,817
FHLMC, VRN, 1.97%, 1/15/14	2,125,419	2,167,709
FHLMC, VRN, 1.98%, 1/15/14	2,275,510	2,316,592
FHLMC, VRN, 2.07%, 1/15/14	4,474,190	4,486,956
FHLMC, VRN, 2.26%, 1/15/14	3,988,031	4,233,935
FHLMC, VRN, 2.36%, 1/15/14	4,936,690	4,853,651
FHLMC, VRN, 2.37%, 1/15/14	6,534,741	6,408,833
FHLMC, VRN, 2.41%, 1/15/14	1,692,433	1,801,900
FHLMC, VRN, 2.57%, 1/15/14	495,676	520,259
FHLMC, VRN, 2.61%, 1/15/14	4,795,242	5,113,629
FHLMC, VRN, 2.89%, 1/15/14	1,392,027	1,406,519
FHLMC, VRN, 3.23%, 1/15/14	633,364	672,452
FHLMC, VRN, 3.29%, 1/15/14	2,644,609	2,746,068
FHLMC, VRN, 3.59%, 1/15/14	590,845	628,776
FHLMC, VRN, 3.76%, 1/15/14	639,580	667,596
FHLMC, VRN, 3.81%, 1/15/14	1,496,096	1,566,893
FHLMC, VRN, 4.05%, 1/15/14	947,591	1,001,982
FHLMC, VRN, 4.39%, 1/15/14	3,665,067	3,798,202
FHLMC, VRN, 4.68%, 1/15/14	4,035,491	4,328,433
FHLMC, VRN, 5.12%, 1/15/14	1,039,963	1,079,703
FHLMC, VRN, 5.23%, 1/15/14	1,224,209	1,300,099
FHLMC, VRN, 5.36%, 1/15/14	943,007	986,150
FHLMC, VRN, 5.76%, 1/15/14	2,942,336	3,039,319
FHLMC, VRN, 5.96%, 1/15/14	2,565,486	2,701,481
FHLMC, VRN, 6.12%, 1/15/14	893,366	942,798
FNMA, VRN, 1.90%, 1/25/14	3,942,902	4,167,356
FNMA, VRN, 1.94%, 1/25/14	5,466,239	5,805,139
FNMA, VRN, 2.33%, 1/25/14	3,843,323	4,086,355
FNMA, VRN, 2.37%, 1/25/14	3,820,624	4,052,748
FNMA, VRN, 2.70%, 1/25/14	2,292,070	2,313,377
FNMA, VRN, 3.08%, 1/25/14	672,040	696,348
FNMA, VRN, 3.32%, 1/25/14	557,323	574,049
FNMA, VRN, 3.36%, 1/25/14	679,385	725,720
FNMA, VRN, 3.81%, 1/25/14	939,476	987,268
FNMA, VRN, 3.92%, 1/25/14	1,359,696	1,429,081
FNMA, VRN, 5.33%, 1/25/14	1,599,358	1,719,422
FNMA, VRN, 6.05%, 1/25/14	249,993	272,665

		90,093,327

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.9%
FHLMC, 7.00%, 6/1/14	136	137
FHLMC, 6.50%, 6/1/16	1,361	1,429
FHLMC, 6.50%, 6/1/16	2,818	2,932
FHLMC, 5.00%, 4/1/19	1,250,888	1,327,389
FHLMC, 7.00%, 9/1/27	562	639
FHLMC, 6.50%, 1/1/28	900	1,027
FHLMC, 7.00%, 2/1/28	152	174

FHLMC, 6.50%, 3/1/29	5,163	5,859
FHLMC, 6.50%, 6/1/29	4,486	4,995
FHLMC, 7.00%, 8/1/29	539	607
FHLMC, 6.50%, 5/1/31	120	134
FHLMC, 6.50%, 5/1/31	3,101	3,458
FHLMC, 6.50%, 6/1/31	76	85
FHLMC, 6.50%, 6/1/31	88	99
FHLMC, 6.50%, 6/1/31	367	410
FHLMC, 5.50%, 12/1/33	72,721	81,347
FHLMC, 6.00%, 2/1/38	784,574	867,136
FHLMC, 5.50%, 4/1/38	440,791	481,233
FHLMC, 6.00%, 5/1/38	725,066	800,874
FHLMC, 6.00%, 8/1/38	58,929	65,360
FHLMC, 5.50%, 9/1/38	2,044,450	2,240,369
FHLMC, 4.00%, 4/1/41	6,661,081	6,879,096
FHLMC, 6.50%, 7/1/47	12,367	13,332
FNMA, 3.00%, 1/13/14(3)	13,000,000	12,344,922
FNMA, 3.50%, 1/13/14(3)	58,000,000	57,632,970
FNMA, 4.00%, 1/13/14(3)	67,400,000	69,400,937
FNMA, 4.50%, 1/13/14(3)	50,000,000	52,994,140
FNMA, 5.00%, 1/13/14(3)	59,000,000	64,084,154
FNMA, 5.50%, 1/13/14(3)	40,000,000	44,004,696
FNMA, 6.00%, 2/1/14	23	24
FNMA, 6.00%, 4/1/14	98	99
FNMA, 5.50%, 12/1/16	11,998	12,840
FNMA, 5.50%, 12/1/16	3,151	3,352
FNMA, 6.50%, 1/1/26	3,644	4,085
FNMA, 7.00%, 12/1/27	686	769
FNMA, 6.50%, 1/1/28	551	614
FNMA, 7.50%, 4/1/28	2,642	2,998
FNMA, 7.00%, 5/1/28	2,546	2,729
FNMA, 7.00%, 6/1/28	98	109
FNMA, 6.50%, 1/1/29	803	897
FNMA, 6.50%, 4/1/29	2,235	2,490
FNMA, 7.00%, 7/1/29	3,022	3,402
FNMA, 7.50%, 7/1/29	7,232	8,242
FNMA, 7.50%, 9/1/30	1,776	2,035
FNMA, 5.00%, 7/1/31	5,902,007	6,539,873
FNMA, 7.00%, 9/1/31	9,950	11,194
FNMA, 6.50%, 1/1/32	5,056	5,630
FNMA, 6.50%, 8/1/32	13,423	15,109
FNMA, 5.50%, 6/1/33	39,525	43,846
FNMA, 5.50%, 7/1/33	260,758	287,863
FNMA, 5.50%, 8/1/33	91,333	100,624
FNMA, 5.50%, 9/1/33	126,187	140,695
FNMA, 5.00%, 11/1/33	530,276	578,676
FNMA, 6.00%, 12/1/33	1,928,579	2,168,450
FNMA, 5.50%, 1/1/34	117,118	129,264
FNMA, 5.50%, 12/1/34	327,708	361,153
FNMA, 4.50%, 1/1/35	398,319	424,423
FNMA, 5.00%, 8/1/35	240,349	261,161
FNMA, 5.00%, 2/1/36	1,879,617	2,043,493
FNMA, 5.50%, 7/1/36	122,716	134,928

FNMA, 5.50%, 2/1/37	56,420	62,102
FNMA, 6.00%, 4/1/37	473,156	524,802
FNMA, 6.00%, 7/1/37	1,338,214	1,481,295
FNMA, 6.00%, 8/1/37	1,032,179	1,147,997
FNMA, 6.50%, 8/1/37	122,252	131,913
FNMA, 6.00%, 9/1/37	1,015,680	1,125,495
FNMA, 6.00%, 11/1/37	423,542	469,877
FNMA, 5.50%, 2/1/38	448,995	493,677
FNMA, 5.50%, 2/1/38	2,671,730	2,941,496
FNMA, 5.50%, 6/1/38	777,386	853,978
FNMA, 5.00%, 1/1/39	526,137	570,447
FNMA, 4.50%, 2/1/39	1,251,301	1,327,932
FNMA, 5.50%, 3/1/39	2,343,829	2,577,077
FNMA, 4.50%, 4/1/39	834,618	887,680
FNMA, 4.50%, 5/1/39	2,113,323	2,261,945
FNMA, 6.50%, 5/1/39	491,937	547,143
FNMA, 4.50%, 6/1/39	1,563,242	1,661,843
FNMA, 4.50%, 6/1/39	9,200,934	9,795,576
FNMA, 5.00%, 8/1/39	1,266,766	1,385,683
FNMA, 4.50%, 9/1/39	3,387,080	3,607,542
FNMA, 4.50%, 10/1/39	3,260,942	3,474,490
FNMA, 5.00%, 4/1/40	4,382,901	4,762,623
FNMA, 4.00%, 10/1/40	3,125,582	3,219,056
FNMA, 4.50%, 11/1/40	2,909,389	3,093,620
FNMA, 4.00%, 8/1/41	5,526,099	5,691,872
FNMA, 4.50%, 9/1/41	3,160,742	3,359,107
FNMA, 3.50%, 10/1/41	4,386,247	4,370,016
FNMA, 3.50%, 5/1/42	3,423,875	3,407,015
FNMA, 3.50%, 6/1/42	3,242,023	3,226,892
FNMA, 3.50%, 9/1/42	6,891,915	6,857,592
FNMA, 6.50%, 8/1/47	25,253	27,334
FNMA, 6.50%, 8/1/47	23,684	25,661
FNMA, 6.50%, 9/1/47	82,134	88,881
FNMA, 6.50%, 9/1/47	3,048	3,299
FNMA, 6.50%, 9/1/47	9,018	9,763
FNMA, 6.50%, 9/1/47	27,761	30,041
FNMA, 6.50%, 9/1/47	8,747	9,461
GNMA, 3.50%, 1/21/14(3)	10,000,000	10,081,641
GNMA, 4.00%, 1/21/14(3)	16,000,000	16,630,626
GNMA, 7.00%, 11/15/22	1,651	1,809
GNMA, 7.00%, 4/20/26	556	650
GNMA, 7.50%, 8/15/26	1,091	1,294
GNMA, 8.00%, 8/15/26	551	636
GNMA, 7.50%, 5/15/27	1,017	1,146
GNMA, 8.00%, 6/15/27	1,409	1,485
GNMA, 7.50%, 11/15/27	224	232
GNMA, 7.00%, 2/15/28	486	498
GNMA, 7.50%, 2/15/28	435	448
GNMA, 6.50%, 3/15/28	1,498	1,674
GNMA, 7.00%, 4/15/28	254	256
GNMA, 6.50%, 5/15/28	4,069	4,540
GNMA, 7.00%, 12/15/28	809	849
GNMA, 7.00%, 5/15/31	5,233	6,173

GNMA, 6.00%, 7/15/33	1,416,597	1,596,368
GNMA, 4.50%, 8/15/33	1,768,356	1,909,137
GNMA, 5.00%, 3/20/36	247,588	270,503
GNMA, 5.00%, 4/20/36	525,862	574,437
GNMA, 5.00%, 5/20/36	789,024	861,745
GNMA, 5.50%, 1/15/39	1,645,856	1,869,850
GNMA, 6.00%, 1/20/39	118,386	132,150
GNMA, 6.00%, 2/20/39	676,144	761,681
GNMA, 4.50%, 6/15/39	5,054,601	5,451,597
GNMA, 5.50%, 9/15/39	248,427	274,632
GNMA, 5.00%, 10/15/39	2,622,053	2,872,647
GNMA, 4.50%, 1/15/40	3,213,739	3,442,971
GNMA, 4.00%, 11/20/40	7,224,661	7,527,411
GNMA, 4.00%, 12/15/40	2,584,091	2,694,591
GNMA, 4.50%, 6/15/41	1,592,194	1,725,042
GNMA, 4.50%, 7/20/41	3,333,648	3,570,663
GNMA, 3.50%, 6/20/42	844,065	853,094
GNMA, 3.50%, 7/20/42	5,570,379	5,629,969

		470,795,675

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $562,958,135)		560,889,002

CORPORATE BONDS — 22.8%

AEROSPACE AND DEFENSE — 0.3%
L-3 Communications Corp., 4.75%, 7/15/20	1,220,000	1,266,356
Lockheed Martin Corp., 7.65%, 5/1/16	220,000	253,894
Lockheed Martin Corp., 4.25%, 11/15/19	1,100,000	1,183,692
Raytheon Co., 2.50%, 12/15/22	560,000	510,343
United Technologies Corp., 6.125%, 2/1/19	410,000	484,255
United Technologies Corp., 3.10%, 6/1/22	330,000	322,774
United Technologies Corp., 6.05%, 6/1/36	230,000	270,132
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,613,452
United Technologies Corp., 4.50%, 6/1/42	600,000	582,795

		6,487,693

AUTOMOBILES — 0.7%
American Honda Finance Corp., 2.50%, 9/21/15(4)	1,090,000	1,123,817
American Honda Finance Corp., 1.50%, 9/11/17(4)	930,000	916,712
American Honda Finance Corp., 2.125%, 10/10/18	920,000	916,768
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	900,000	905,632
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	950,000	982,969
Ford Motor Co., 4.75%, 1/15/43	460,000	414,959
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	730,000	787,502
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	3,380,000	3,767,013
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,438,335
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	980,000	1,111,344
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(4)	1,800,000	1,802,137
Volkswagen International Finance NV, 1.625%, 3/22/15(4)	570,000	576,606

		14,743,794

BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	2,270,000	2,836,097
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	900,000	1,033,133

Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	2,880,000	2,664,806
Coca-Cola Co. (The), 1.80%, 9/1/16	770,000	788,954
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	410,000	425,706
Pernod-Ricard SA, 2.95%, 1/15/17(4)	810,000	836,825
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	1,000,000	1,024,388
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	1,050,000	1,054,241

		10,664,150

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17	680,000	688,905
Amgen, Inc., 5.85%, 6/1/17	400,000	454,030
Amgen, Inc., 4.10%, 6/15/21	1,160,000	1,209,138
Amgen, Inc., 5.375%, 5/15/43	1,300,000	1,335,039
Celgene Corp., 3.25%, 8/15/22	480,000	454,594
Gilead Sciences, Inc., 4.40%, 12/1/21	1,470,000	1,570,342

		5,712,048

CAPITAL MARKETS — 0.2%
Ameriprise Financial, Inc., 5.30%, 3/15/20	350,000	394,995
Ameriprise Financial, Inc., 4.00%, 10/15/23	1,040,000	1,037,289
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	1,830,000	2,124,795
Jefferies Group, Inc., 5.125%, 4/13/18	510,000	553,568
Lloyds Bank plc, 2.30%, 11/27/18	1,000,000	998,024

		5,108,671

CHEMICALS — 0.4%
Ashland, Inc., 4.75%, 8/15/22	400,000	382,000
Dow Chemical Co. (The), 2.50%, 2/15/16	890,000	918,129
Dow Chemical Co. (The), 4.25%, 11/15/20	1,270,000	1,355,109
Eastman Chemical Co., 2.40%, 6/1/17	810,000	819,040
Eastman Chemical Co., 3.60%, 8/15/22	1,020,000	979,579
Ecolab, Inc., 3.00%, 12/8/16	450,000	471,763
Ecolab, Inc., 4.35%, 12/8/21	1,090,000	1,130,594
LYB International Finance BV, 4.00%, 7/15/23	320,000	315,968
LyondellBasell Industries NV, 5.00%, 4/15/19	1,380,000	1,533,622

		7,905,804

COMMERCIAL BANKS — 1.6%
Bank of America N.A., 5.30%, 3/15/17	1,500,000	1,653,993
Bank of America N.A., 6.00%, 10/15/36	650,000	746,130
Bank of Montreal, MTN, 1.45%, 4/9/18	780,000	759,945
Bank of Nova Scotia, 2.55%, 1/12/17	900,000	933,766
Barclays Bank plc, 5.14%, 10/14/20	1,500,000	1,597,717
BB&T Corp., MTN, 5.70%, 4/30/14	250,000	254,331
BB&T Corp., MTN, 3.20%, 3/15/16	390,000	408,013
BB&T Corp., MTN, 2.05%, 6/19/18	570,000	564,641
Capital One Financial Corp., 2.15%, 3/23/15	700,000	711,822
Capital One Financial Corp., 1.00%, 11/6/15	450,000	450,009
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	1,270,000	1,277,316
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	480,000	465,269
Fifth Third Bancorp, 4.30%, 1/16/24	750,000	734,845
HBOS plc, MTN, 6.75%, 5/21/18(4)	470,000	533,744
HSBC Bank plc, 3.50%, 6/28/15(4)	880,000	917,582
ING Bank NV, 2.00%, 9/25/15(4)	420,000	427,140
Intesa Sanpaolo SpA, 3.875%, 1/16/18	310,000	317,593

JPMorgan Chase Bank N.A., 5.875%, 6/13/16	2,070,000	2,296,994
KeyCorp, MTN, 2.30%, 12/13/18	1,470,000	1,460,246
KFW, 2.00%, 6/1/16	2,920,000	3,013,566
KFW, 2.00%, 10/4/22	2,630,000	2,409,490
Northern Trust Co. (The), MTN, 6.50%, 8/15/18	430,000	507,159
PNC Funding Corp., 3.625%, 2/8/15	420,000	434,576
PNC Funding Corp., 4.375%, 8/11/20	230,000	245,952
Regions Bank, 7.50%, 5/15/18	670,000	794,477
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,300,000	1,388,001
Standard Chartered plc, 5.20%, 1/26/24(4)	1,030,000	1,028,291
SunTrust Banks, Inc., 3.60%, 4/15/16	196,000	206,551
Toronto-Dominion Bank (The), 2.375%, 10/19/16	1,160,000	1,205,072
Toronto-Dominion Bank (The), MTN, 2.50%, 7/14/16	460,000	477,407
U.S. Bancorp., 3.44%, 2/1/16	450,000	469,600
U.S. Bancorp., MTN, 3.00%, 3/15/22	650,000	628,733
U.S. Bancorp., MTN, 2.95%, 7/15/22	290,000	269,536
Wachovia Bank N.A., 5.00%, 8/15/15	250,000	266,709
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	500,000	547,820
Wells Fargo & Co., 3.68%, 6/15/16	560,000	596,570
Wells Fargo & Co., 5.625%, 12/11/17	190,000	217,882
Wells Fargo & Co., 5.61%, 1/15/44(4)	916,000	951,656
Wells Fargo & Co., MTN, 2.10%, 5/8/17	1,020,000	1,039,473
Wells Fargo & Co., MTN, 4.60%, 4/1/21	1,405,000	1,540,626

		34,750,243

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	1,410,000	1,360,006
Waste Management, Inc., 2.60%, 9/1/16	860,000	888,177
Waste Management, Inc., 4.75%, 6/30/20	830,000	902,777

		3,150,960

COMMUNICATIONS EQUIPMENT — 0.2%
Apple, Inc., 1.00%, 5/3/18	920,000	890,096
Apple, Inc., 2.40%, 5/3/23	1,240,000	1,115,431
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	830,000	822,513
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	650,000	608,675
Cisco Systems, Inc., 5.90%, 2/15/39	300,000	333,604
Crown Castle International Corp., 5.25%, 1/15/23	440,000	433,400

		4,203,719

COMPUTERS AND PERIPHERALS — 0.2%
Dell, Inc., 2.30%, 9/10/15	480,000	484,200
Dell, Inc., 3.10%, 4/1/16	180,000	182,475
Hewlett-Packard Co., 4.30%, 6/1/21	1,250,000	1,267,294
Seagate HDD Cayman, 4.75%, 6/1/23(4)	1,360,000	1,278,400

		3,212,369

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	1,060,000	1,012,559

CONSUMER FINANCE — 0.7%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	1,450,000	1,664,294
American Express Co., 1.55%, 5/22/18	1,530,000	1,494,735
American Express Credit Corp., 1.30%, 7/29/16	520,000	524,319
American Express Credit Corp., MTN, 2.75%, 9/15/15	330,000	341,645

American Express Credit Corp., MTN, 2.375%, 3/24/17	1,470,000	1,511,611
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,469,400
Discover Bank, 2.00%, 2/21/18	1,700,000	1,670,563
Equifax, Inc., 3.30%, 12/15/22	800,000	738,750
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(4)	1,600,000	1,604,000
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	461,812
John Deere Capital Corp., MTN, 3.15%, 10/15/21	570,000	562,179
PNC Bank N.A., 6.00%, 12/7/17	860,000	980,477
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,115,709
SLM Corp., MTN, 6.25%, 1/25/16	360,000	390,150

		14,529,644

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	840,000	917,700
Ball Corp., 4.00%, 11/15/23	1,000,000	900,000

		1,817,700

DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	225,000	218,189
Catholic Health Initiatives, 2.95%, 11/1/22	860,000	781,876
Johns Hopkins University, 4.08%, 7/1/53	260,000	223,324

		1,223,389

DIVERSIFIED FINANCIAL SERVICES — 3.9%
Bank of America Corp., 4.50%, 4/1/15	1,560,000	1,632,532
Bank of America Corp., 3.75%, 7/12/16	960,000	1,021,143
Bank of America Corp., 6.50%, 8/1/16	1,050,000	1,186,180
Bank of America Corp., 5.75%, 12/1/17	3,465,000	3,945,443
Bank of America Corp., 5.625%, 7/1/20	2,320,000	2,651,748
Bank of America Corp., 5.70%, 1/24/22	1,730,000	1,958,684
Bank of America Corp., 4.10%, 7/24/23	1,160,000	1,165,330
BNP Paribas SA, MTN, 2.70%, 8/20/18	1,590,000	1,620,759
Citigroup, Inc., 4.75%, 5/19/15	100,000	105,261
Citigroup, Inc., 4.45%, 1/10/17	3,200,000	3,469,482
Citigroup, Inc., 5.50%, 2/15/17	910,000	1,003,059
Citigroup, Inc., 6.125%, 11/21/17	1,930,000	2,225,778
Citigroup, Inc., 1.75%, 5/1/18	2,050,000	2,016,876
Citigroup, Inc., 2.50%, 9/26/18	1,250,000	1,257,059
Citigroup, Inc., 4.50%, 1/14/22	1,970,000	2,088,261
Citigroup, Inc., 4.05%, 7/30/22	400,000	395,670
Citigroup, Inc., 3.875%, 10/25/23	1,810,000	1,779,978
Deutsche Bank AG, VRN, 4.30%, 5/24/23	830,000	751,681
General Electric Capital Corp., 2.25%, 11/9/15	710,000	732,066
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,000,000	1,081,178
General Electric Capital Corp., MTN, 5.625%, 9/15/17	2,050,000	2,333,136
General Electric Capital Corp., MTN, 6.00%, 8/7/19	5,490,000	6,445,672
General Electric Capital Corp., MTN, 4.65%, 10/17/21	3,380,000	3,683,419
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	840,000	877,677
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	550,000	552,376
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	4,230,000	4,307,214
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	3,790,000	4,267,604
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	950,000	1,057,122
Goldman Sachs Group, Inc. (The), MTN, 3.70%, 8/1/15	520,000	541,680
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	1,940,000	2,158,044

HSBC Holdings plc, 5.10%, 4/5/21	1,530,000	1,700,982
HSBC Holdings plc, 4.00%, 3/30/22	290,000	298,169
JPMorgan Chase & Co., 6.00%, 1/15/18	400,000	460,816
JPMorgan Chase & Co., 4.625%, 5/10/21	2,860,000	3,083,947
JPMorgan Chase & Co., 3.25%, 9/23/22	3,880,000	3,719,531
Morgan Stanley, 4.75%, 3/22/17	1,830,000	1,997,919
Morgan Stanley, 5.75%, 1/25/21	450,000	509,203
Morgan Stanley, 5.00%, 11/24/25	3,470,000	3,481,760
Morgan Stanley, MTN, 6.00%, 4/28/15	1,000,000	1,065,376
Morgan Stanley, MTN, 6.625%, 4/1/18	3,170,000	3,711,078
Morgan Stanley, MTN, 5.625%, 9/23/19	1,160,000	1,319,434
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	1,410,000	1,443,933
UBS AG (Stamford Branch), 5.875%, 12/20/17	2,191,000	2,515,443
Union Bank N.A., 2.625%, 9/26/18	600,000	611,129

		84,230,832

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc., 3.875%, 8/15/21	1,780,000	1,803,847
AT&T, Inc., 2.625%, 12/1/22	2,450,000	2,211,314
AT&T, Inc., 6.55%, 2/15/39	868,000	985,640
AT&T, Inc., 4.30%, 12/15/42	950,000	806,020
British Telecommunications plc, 5.95%, 1/15/18	1,470,000	1,681,720
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	620,000	657,200
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	2,900,000	2,942,520
Orange SA, 4.375%, 7/8/14	540,000	550,271
Orange SA, 4.125%, 9/14/21	1,270,000	1,286,143
Telecom Italia Capital SA, 7.00%, 6/4/18	525,000	584,062
Telefonica Emisiones SAU, 5.88%, 7/15/19	400,000	446,795
Telefonica Emisiones SAU, 5.46%, 2/16/21	1,180,000	1,246,512
Verizon Communications, Inc., 3.65%, 9/14/18	3,270,000	3,463,515
Verizon Communications, Inc., 4.50%, 9/15/20	820,000	878,139
Verizon Communications, Inc., 5.15%, 9/15/23	2,220,000	2,384,413
Verizon Communications, Inc., 6.40%, 9/15/33	1,570,000	1,806,020
Verizon Communications, Inc., 7.35%, 4/1/39	500,000	621,120
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,748,568
Verizon Communications, Inc., 6.55%, 9/15/43	640,000	748,939
Windstream Corp., 7.875%, 11/1/17	230,000	263,925

		27,116,683

ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	43,000	50,740

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 7.75%, 7/15/16	690,000	788,325
Jabil Circuit, Inc., 5.625%, 12/15/20	190,000	198,075

		986,400

ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16	540,000	564,052
Ensco plc, 4.70%, 3/15/21	1,900,000	2,010,257
Schlumberger Investment SA, 3.65%, 12/1/23	1,250,000	1,239,574
Transocean, Inc., 5.05%, 12/15/16	280,000	309,499
Transocean, Inc., 2.50%, 10/15/17	1,040,000	1,051,526
Transocean, Inc., 6.50%, 11/15/20	300,000	342,668
Transocean, Inc., 6.375%, 12/15/21	230,000	258,527

Weatherford International Ltd., 9.625%, 3/1/19	400,000	514,239

		6,290,342

FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 2.75%, 12/1/22	1,345,000	1,241,829
Delhaize Group SA, 4.125%, 4/10/19	830,000	853,815
Kroger Co. (The), 6.40%, 8/15/17	530,000	607,508
Kroger Co. (The), 3.30%, 1/15/21	1,020,000	1,013,559
Kroger Co. (The), 5.15%, 8/1/43	410,000	400,050
Safeway, Inc., 4.75%, 12/1/21	660,000	662,943
Wal-Mart Stores, Inc., 2.55%, 4/11/23	1,050,000	959,704
Wal-Mart Stores, Inc., 5.875%, 4/5/27	235,000	278,340
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	463,240
Wal-Mart Stores, Inc., 4.875%, 7/8/40	970,000	989,151
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,010,000	1,147,091
Walgreen Co., 1.80%, 9/15/17	430,000	433,187
Walgreen Co., 3.10%, 9/15/22	1,470,000	1,378,570

		10,428,987

FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16	320,000	345,389
Kraft Foods Group, Inc., 6.125%, 8/23/18	414,000	482,835
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,330,000	1,311,411
Mondelez International, Inc., 6.50%, 2/9/40	1,490,000	1,780,930
Tyson Foods, Inc., 6.60%, 4/1/16	300,000	335,035
Tyson Foods, Inc., 4.50%, 6/15/22	1,020,000	1,038,845

		5,294,445

GAS UTILITIES — 1.1%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	300,000	291,000
El Paso Corp., 7.25%, 6/1/18	710,000	813,756
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	1,160,000	1,336,541
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	628,804
Enbridge Energy Partners LP, 5.20%, 3/15/20	220,000	236,214
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,238,172
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	358,053
Energy Transfer Partners LP, 3.60%, 2/1/23	1,170,000	1,083,833
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	451,490
Enterprise Products Operating LLC, 3.70%, 6/1/15	420,000	437,425
Enterprise Products Operating LLC, 6.30%, 9/15/17	520,000	598,888
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	867,874
Enterprise Products Operating LLC, 4.85%, 3/15/44	930,000	874,782
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,520,000	1,681,085
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	210,000	249,681
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	550,000	606,870
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	2,290,000	2,232,237
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,260,000	1,381,654
Magellan Midstream Partners LP, 6.55%, 7/15/19	640,000	757,823
Magellan Midstream Partners LP, 5.15%, 10/15/43	1,160,000	1,143,667
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	940,000	885,950
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	270,000	284,053
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,710,084
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,070,000	983,500
TransCanada PipeLines Ltd., 2.50%, 8/1/22	880,000	802,897

Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	550,052
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,076,720

		23,563,105

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	680,000	649,871
Medtronic, Inc., 2.75%, 4/1/23	900,000	832,790

		1,482,661

HEALTH CARE PROVIDERS AND SERVICES — 0.4%
Aetna, Inc., 2.75%, 11/15/22	670,000	617,384
Express Scripts Holding Co., 2.65%, 2/15/17	2,950,000	3,041,715
Express Scripts Holding Co., 7.25%, 6/15/19	980,000	1,189,451
HCA, Inc., 7.875%, 2/15/20	920,000	990,150
NYU Hospitals Center, 4.43%, 7/1/42	400,000	333,967
UnitedHealth Group, Inc., 2.875%, 3/15/23	830,000	772,595
UnitedHealth Group, Inc., 4.25%, 3/15/43	700,000	628,357
Universal Health Services, Inc., 7.125%, 6/30/16	630,000	712,687
WellPoint, Inc., 3.125%, 5/15/22	970,000	910,037
WellPoint, Inc., 3.30%, 1/15/23	280,000	261,390

		9,457,733

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	920,000	924,600
Wyndham Worldwide Corp., 2.95%, 3/1/17	600,000	608,789

		1,533,389

HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18	1,040,000	1,059,500
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	662,594
Lennar Corp., 4.75%, 12/15/17	600,000	631,500
Mohawk Industries, Inc., 3.85%, 2/1/23	520,000	496,600
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	826,200

		3,676,394

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	360,000	359,100
General Electric Co., 5.25%, 12/6/17	900,000	1,019,239
General Electric Co., 2.70%, 10/9/22	1,090,000	1,020,590
General Electric Co., 4.125%, 10/9/42	850,000	785,478

		3,184,407

INSURANCE — 1.2%
Allstate Corp. (The), 4.50%, 6/15/43	480,000	454,276
Allstate Corp. (The), VRN, 5.75%, 8/15/23	630,000	635,906
American International Group, Inc., 6.40%, 12/15/20	1,880,000	2,222,468
American International Group, Inc., 4.875%, 6/1/22	2,290,000	2,462,107
American International Group, Inc., MTN, 5.85%, 1/16/18	1,410,000	1,619,609
American International Group, Inc., VRN, 8.18%, 5/15/38	560,000	680,400
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	655,000	696,249
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	430,000	412,357
Berkshire Hathaway, Inc., 4.50%, 2/11/43	1,000,000	924,671
Genworth Holdings, Inc., 7.20%, 2/15/21	230,000	267,459
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	430,000	478,050
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	390,000	424,921

Hartford Financial Services Group, Inc., 5.95%, 10/15/36	280,000	311,087
ING U.S., Inc., 5.50%, 7/15/22	1,500,000	1,631,739
ING U.S., Inc., 5.70%, 7/15/43	900,000	940,530
ING U.S., Inc., VRN, 5.65%, 5/15/23	200,000	194,550
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	820,000	848,147
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	330,000	362,236
Lincoln National Corp., 6.25%, 2/15/20	780,000	899,413
Markel Corp., 4.90%, 7/1/22	1,100,000	1,146,446
Markel Corp., 3.625%, 3/30/23	650,000	611,992
MetLife, Inc., 6.75%, 6/1/16	520,000	591,555
MetLife, Inc., 1.76%, 12/15/17	470,000	465,253
MetLife, Inc., 4.125%, 8/13/42	450,000	391,428
MetLife, Inc., 4.875%, 11/13/43	340,000	333,770
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	1,790,000	1,668,310
Principal Financial Group, Inc., 3.30%, 9/15/22	330,000	314,293
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	660,000	810,776
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	730,000	825,596
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	182,657
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	1,160,000	1,250,421
Travelers Cos., Inc. (The), 4.60%, 8/1/43	620,000	605,927
WR Berkley Corp., 4.625%, 3/15/22	750,000	758,823

		26,423,422

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	562,375
Fidelity National Information Services, Inc., 3.50%, 4/15/23	600,000	547,097
International Business Machines Corp., 1.95%, 7/22/16	1,750,000	1,798,856
International Business Machines Corp., 3.375%, 8/1/23	1,100,000	1,072,122

		3,980,450

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	580,000	574,974
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	660,000	653,967
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	500,000	505,706

		1,734,647

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,037,111
Deere & Co., 5.375%, 10/16/29	1,070,000	1,201,639

		2,238,750

MEDIA — 1.4%
21st Century Fox America, Inc., 3.00%, 9/15/22	2,170,000	2,040,603
21st Century Fox America, Inc., 6.90%, 8/15/39	710,000	846,386
CBS Corp., 3.375%, 3/1/22	900,000	859,235
CBS Corp., 4.85%, 7/1/42	360,000	324,453
Comcast Corp., 5.90%, 3/15/16	600,000	662,942
Comcast Corp., 3.125%, 7/15/22	1,720,000	1,641,941
Comcast Corp., 6.40%, 5/15/38	1,090,000	1,258,933
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	560,000	576,768
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	2,000,000	2,101,584
Discovery Communications LLC, 5.625%, 8/15/19	640,000	719,090
Discovery Communications LLC, 3.25%, 4/1/23	1,270,000	1,180,029
DISH DBS Corp., 7.125%, 2/1/16	1,040,000	1,154,400
DISH DBS Corp., 4.625%, 7/15/17	500,000	525,000

NBCUniversal Media LLC, 5.15%, 4/30/20	670,000	749,073
NBCUniversal Media LLC, 4.375%, 4/1/21	2,430,000	2,572,680
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,379,887
Omnicom Group, Inc., 3.625%, 5/1/22	240,000	232,489
Qwest Corp., 7.50%, 10/1/14	120,000	125,979
SBA Telecommunications, Inc., 8.25%, 8/15/19	260,000	280,150
Time Warner Cable, Inc., 6.75%, 7/1/18	640,000	718,098
Time Warner Cable, Inc., 4.50%, 9/15/42	1,340,000	1,015,360
Time Warner, Inc., 3.15%, 7/15/15	540,000	559,646
Time Warner, Inc., 4.875%, 3/15/20	1,790,000	1,962,459
Time Warner, Inc., 7.70%, 5/1/32	440,000	565,042
Time Warner, Inc., 5.375%, 10/15/41	650,000	657,625
Time Warner, Inc., 5.35%, 12/15/43	880,000	891,410
Viacom, Inc., 4.375%, 9/15/14	640,000	656,806
Viacom, Inc., 4.50%, 3/1/21	1,140,000	1,193,115
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,164,356
Virgin Media Secured Finance plc, 6.50%, 1/15/18	900,000	934,875
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	710,000	645,323

		30,195,737

METALS AND MINING — 0.4%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	260,000	244,140
ArcelorMittal, 5.75%, 8/5/20	355,000	378,075
Barrick Gold Corp., 4.10%, 5/1/23	700,000	632,937
Barrick North America Finance LLC, 4.40%, 5/30/21	670,000	645,286
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	497,191
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	320,000	302,710
Newmont Mining Corp., 3.50%, 3/15/22	260,000	221,376
Newmont Mining Corp., 6.25%, 10/1/39	290,000	256,558
Southern Copper Corp., 5.25%, 11/8/42	340,000	276,578
Teck Resources Ltd., 5.375%, 10/1/15	210,000	225,281
Teck Resources Ltd., 3.15%, 1/15/17	460,000	476,452
Vale Overseas Ltd., 5.625%, 9/15/19	1,205,000	1,312,574
Vale Overseas Ltd., 4.625%, 9/15/20	1,720,000	1,768,153
Xstrata Canada Financial Corp., 2.85%, 11/10/14(4)	1,000,000	1,014,068
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	650,000	658,597

		8,909,976

MULTI-UTILITIES — 1.2%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	246,321
CMS Energy Corp., 4.25%, 9/30/15	290,000	305,666
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,126,419
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	776,612
Constellation Energy Group, Inc., 5.15%, 12/1/20	750,000	798,283
Consumers Energy Co., 2.85%, 5/15/22	230,000	219,211
Consumers Energy Co., 3.375%, 8/15/23	700,000	681,639
Dominion Gas Holdings LLC, 3.55%, 11/1/23(4)	340,000	327,616
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	945,118
Dominion Resources, Inc., 2.75%, 9/15/22	540,000	499,782
Dominion Resources, Inc., 4.90%, 8/1/41	1,560,000	1,497,669
DPL, Inc., 6.50%, 10/15/16	830,000	902,625
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	400,000	487,670
Duke Energy Corp., 3.95%, 9/15/14	260,000	266,216
Duke Energy Corp., 1.625%, 8/15/17	500,000	497,074

Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,250,681
Duke Energy Florida, Inc., 6.35%, 9/15/37	463,000	568,158
Edison International, 3.75%, 9/15/17	390,000	408,910
Exelon Generation Co. LLC, 5.20%, 10/1/19	330,000	355,870
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,198,371
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	382,808
FirstEnergy Corp., 2.75%, 3/15/18	900,000	884,780
FirstEnergy Corp., 4.25%, 3/15/23	1,070,000	997,737
Florida Power Corp., 3.85%, 11/15/42	1,410,000	1,235,099
Georgia Power Co., 4.30%, 3/15/42	410,000	368,929
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,110,000	1,168,275
Nisource Finance Corp., 4.45%, 12/1/21	510,000	516,905
Nisource Finance Corp., 5.65%, 2/1/45	660,000	676,222
Northern States Power Co., 3.40%, 8/15/42	320,000	257,341
Pacific Gas & Electric Co., 4.45%, 4/15/42	250,000	234,560
PacifiCorp, 6.00%, 1/15/39	710,000	822,686
Progress Energy, Inc., 3.15%, 4/1/22	320,000	308,214
Public Service Company of Colorado, 4.75%, 8/15/41	190,000	191,943
San Diego Gas & Electric Co., 3.00%, 8/15/21	390,000	384,463
Sempra Energy, 6.50%, 6/1/16	840,000	945,649
Sempra Energy, 9.80%, 2/15/19	130,000	171,832
Sempra Energy, 2.875%, 10/1/22	1,650,000	1,519,713
Southern Power Co., 5.15%, 9/15/41	190,000	186,050
Xcel Energy, Inc., 4.80%, 9/15/41	540,000	525,969

		25,139,086

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	466,000	523,018
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	1,090,000	1,074,717
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	610,000	612,507
Target Corp., 4.00%, 7/1/42	1,050,000	911,006

		3,121,248

OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	440,000	451,884

OIL, GAS AND CONSUMABLE FUELS — 1.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16	780,000	869,461
Anadarko Petroleum Corp., 6.45%, 9/15/36	350,000	393,104
Apache Corp., 4.75%, 4/15/43	620,000	601,512
BP Capital Markets plc, 3.20%, 3/11/16	560,000	588,323
BP Capital Markets plc, 2.25%, 11/1/16	810,000	838,751
BP Capital Markets plc, 4.50%, 10/1/20	360,000	389,051
BP Capital Markets plc, 2.75%, 5/10/23	890,000	812,949
Chevron Corp., 2.43%, 6/24/20	1,020,000	992,839
ConocoPhillips, 5.75%, 2/1/19	710,000	820,382
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,198,000	1,516,160
Continental Resources, Inc., 5.00%, 9/15/22	1,230,000	1,279,200
Denbury Resources, Inc., 4.625%, 7/15/23	650,000	589,875
Devon Energy Corp., 1.875%, 5/15/17	330,000	332,546
Devon Energy Corp., 5.60%, 7/15/41	630,000	656,667
EOG Resources, Inc., 5.625%, 6/1/19	390,000	447,852
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,504,630
Hess Corp., 6.00%, 1/15/40	230,000	248,716
Marathon Petroleum Corp., 3.50%, 3/1/16	670,000	699,954

Newfield Exploration Co., 6.875%, 2/1/20	585,000	629,606
Noble Energy, Inc., 4.15%, 12/15/21	1,880,000	1,933,691
Peabody Energy Corp., 7.375%, 11/1/16	270,000	305,100
Pemex Project Funding Master Trust, 6.625%, 6/15/35	850,000	898,875
Petro-Canada, 6.80%, 5/15/38	1,070,000	1,280,899
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	1,310,000	1,353,056
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	1,660,000	1,653,700
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	535,680
Petroleos Mexicanos, 4.875%, 1/24/22	670,000	690,100
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	119,438
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	336,000
Petroleos Mexicanos, 5.50%, 6/27/44	440,000	403,700
Phillips 66, 4.30%, 4/1/22	1,781,000	1,810,438
Pioneer Natural Resources Co., 3.95%, 7/15/22	1,320,000	1,325,473
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,648,769
Shell International Finance BV, 3.625%, 8/21/42	730,000	610,711
Shell International Finance BV, 4.55%, 8/12/43	830,000	809,737
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,413,349
Statoil ASA, 3.95%, 5/15/43	290,000	253,727
Statoil ASA, 4.80%, 11/8/43	560,000	565,903
Talisman Energy, Inc., 7.75%, 6/1/19	485,000	581,222
Tesoro Corp., 5.375%, 10/1/22	630,000	641,025
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	804,018
Total Capital SA, 2.125%, 8/10/18	1,000,000	1,004,467

		35,190,656

PAPER AND FOREST PRODUCTS — 0.2%
Domtar Corp., 4.40%, 4/1/22	750,000	718,317
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	2,510,000	2,805,149
International Paper Co., 6.00%, 11/15/41	710,000	771,196

		4,294,662

PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 1.45%, 8/15/16	600,000	609,104

PHARMACEUTICALS — 0.6%
AbbVie, Inc., 1.20%, 11/6/15	330,000	333,506
AbbVie, Inc., 1.75%, 11/6/17	1,670,000	1,667,968
AbbVie, Inc., 2.90%, 11/6/22	640,000	598,385
Actavis, Inc., 1.875%, 10/1/17	1,290,000	1,277,163
Actavis, Inc., 3.25%, 10/1/22	1,110,000	1,035,664
Actavis, Inc., 4.625%, 10/1/42	450,000	409,507
Bristol-Myers Squibb Co., 3.25%, 8/1/42	400,000	310,703
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	750,000	707,591
Merck & Co., Inc., 2.40%, 9/15/22	1,030,000	941,161
Merck & Co., Inc., 3.60%, 9/15/42	960,000	795,380
Mylan, Inc., 3.125%, 1/15/23(4)	610,000	553,756
Mylan, Inc., 5.40%, 11/29/43	300,000	302,491
Perrigo Co. plc, 4.00%, 11/15/23(4)	1,410,000	1,383,842
Roche Holdings, Inc., 6.00%, 3/1/19(4)	1,772,000	2,074,916
Roche Holdings, Inc., 7.00%, 3/1/39(4)	350,000	459,071
Sanofi, 4.00%, 3/29/21	436,000	456,888

		13,307,992

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
American Tower Corp., 5.05%, 9/1/20	280,000	296,167
American Tower Corp., 4.70%, 3/15/22	1,050,000	1,049,839
Boston Properties LP, 5.00%, 6/1/15	300,000	317,517
BRE Properties, Inc., 3.375%, 1/15/23	370,000	339,861
DDR Corp., 4.75%, 4/15/18	1,670,000	1,802,434
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	280,933
Essex Portfolio LP, 3.625%, 8/15/22	710,000	665,942
Essex Portfolio LP, 3.25%, 5/1/23	770,000	697,235
HCP, Inc., 3.75%, 2/1/16	990,000	1,040,763
Health Care REIT, Inc., 2.25%, 3/15/18	390,000	385,781
Health Care REIT, Inc., 3.75%, 3/15/23	860,000	808,626
Health Care REIT, Inc., 4.50%, 1/15/24	760,000	750,653
Host Hotels & Resorts LP, 6.00%, 10/1/21	290,000	315,844
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	612,159
Kilroy Realty LP, 3.80%, 1/15/23	1,350,000	1,259,370
ProLogis LP, 4.25%, 8/15/23	860,000	849,852
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	867,277
Simon Property Group LP, 5.75%, 12/1/15	990,000	1,072,758
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	540,000	634,577
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	790,000	821,973
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	640,000	672,918
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	820,000	860,513
WEA Finance LLC, 4.625%, 5/10/21(4)	460,000	485,598

		16,888,590

ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,505,822
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	200,000	198,428
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	575,000	566,995
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,190,000	1,079,249
CSX Corp., 4.25%, 6/1/21	760,000	793,811
CSX Corp., 3.70%, 11/1/23	1,400,000	1,354,855
Norfolk Southern Corp., 5.75%, 4/1/18	700,000	797,931
Norfolk Southern Corp., 3.25%, 12/1/21	606,000	587,379
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(4)	670,000	686,755
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	640,000	644,131
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,148,135
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,153,666

		10,517,157

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	760,000	751,524

SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17	1,000,000	1,118,530
Microsoft Corp., 2.375%, 5/1/23	770,000	696,877
Oracle Corp., 2.50%, 10/15/22	1,735,000	1,589,700
Oracle Corp., 3.625%, 7/15/23	1,990,000	1,974,719

		5,379,826

SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	1,960,000	2,276,222
Staples, Inc., 4.375%, 1/12/23	690,000	668,653

United Rentals North America, Inc., 5.75%, 7/15/18		1,308,000	1,404,465

			4,349,340

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20		450,000	493,875
L Brands, Inc., 6.90%, 7/15/17		450,000	519,750
PVH Corp., 4.50%, 12/15/22		700,000	666,750

			1,680,375

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32		90,000	117,192
America Movil SAB de CV, 5.00%, 3/30/20		370,000	402,141
America Movil SAB de CV, 3.125%, 7/16/22		2,130,000	1,968,663
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		520,000	658,755
Vodafone Group plc, 5.625%, 2/27/17		870,000	973,637

			4,120,388

TOTAL CORPORATE BONDS (Cost $490,534,542)			491,103,675

SOVEREIGN GOVERNMENTS AND AGENCIES — 5.9%

BELGIUM — 1.1%
Belgium Government Bond, 4.25%, 9/28/22	EUR	15,600,000	24,636,481

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19		$320,000	360,000
Brazilian Government International Bond, 4.875%, 1/22/21		$1,810,000	1,918,600

			2,278,600

CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16		$550,000	608,875
Province of Ontario Canada, 1.00%, 7/22/16		$900,000	903,572
Province of Ontario Canada, 1.60%, 9/21/16		$720,000	734,239

			2,246,686

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		$920,000	903,900
Chile Government International Bond, 3.625%, 10/30/42		$500,000	395,250

			1,299,150

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		$1,970,000	2,038,950
Colombia Government International Bond, 6.125%, 1/18/41		$420,000	452,550

			2,491,500

ITALY — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		$1,100,000	1,314,922

MEXICO — 0.3%
Mexico Government International Bond, 5.625%, 1/15/17		$300,000	336,000
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$1,450,000	1,678,375
Mexico Government International Bond, 5.125%, 1/15/20		$1,820,000	2,021,110
Mexico Government International Bond, 4.00%, 10/2/23		$1,880,000	1,863,550
Mexico Government International Bond, 6.05%, 1/11/40		$270,000	294,975
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$1,030,000	933,438

			7,127,448

NORWAY — 1.1%
Norway Government Bond, 3.75%, 5/25/21	NOK	138,000,000	24,281,338

PERU — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$730,000	843,150
Peruvian Government International Bond, 5.625%, 11/18/50		$650,000	656,500

			1,499,650

PHILIPPINES — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$1,590,000	1,653,600
Philippine Government International Bond, 6.375%, 10/23/34		$580,000	691,650

			2,345,250

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15		$170,000	178,296
Poland Government International Bond, 5.125%, 4/21/21		$450,000	489,938
Poland Government International Bond, 3.00%, 3/17/23		$1,050,000	958,650

			1,626,884

PORTUGAL — 1.0%
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23(4)	EUR	16,275,000	20,710,652

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		$750,000	798,263
Korea Development Bank (The), 3.25%, 3/9/16		$540,000	563,581
Korea Development Bank (The), 4.00%, 9/9/16		$710,000	757,100

			2,118,944

SWEDEN — 1.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	138,000,000	23,394,099

TURKEY†
Turkey Government International Bond, 3.25%, 3/23/23		$760,000	628,900

UNITED KINGDOM — 0.4%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,895,000	9,383,093

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$340,000	264,350

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $127,732,327)			127,647,947

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 3.8%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39		247,691	247,551
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/14		1,125,000	1,201,132
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)		10,000,000	9,384,565
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)		4,050,000	3,723,854
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41		59,970	59,942
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A4, VRN, 4.93%, 1/1/14		4,785,899	4,960,190
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21		960,000	955,357
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.22%, 1/1/14		546,500	551,434

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 1/1/14	1,611,000	1,725,064
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	335,208	335,242
Commercial Mortgage Trust, Series 2004-GG1, Class A7 SEQ, VRN, 5.32%, 1/1/14	615,027	618,366
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/1/14	732,185	733,570
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/14	800,000	821,136
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 1/1/14	800,000	827,297
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/14	1,859,478	1,878,692
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	3,020,447	3,131,556
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	4,802,115	4,977,208
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	2,675,000	2,635,870
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/14(4)	7,000,000	6,578,271
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	2,950,000	3,042,280
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	589,439	603,398
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	988,121	989,906
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.49%, 1/11/14	269,549	271,398
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/11/14	500,000	515,665
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	2,218,769	2,243,600
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	4,532,412	4,712,741
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/14	3,225,000	3,418,556
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 1/11/14	1,775,000	1,903,400
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	3,000,000	2,825,789
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	305,733	305,816
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	3,853,394	3,942,839
Morgan Stanley Capital I, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	7,138,000	7,490,150
VNO Mortgage Trust, Series 2013-PENN, Class C, VRN, 3.95%, 1/1/14(4)	2,000,000	1,993,252
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.29%, 1/1/14	2,513,393	2,536,521
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	75,628	76,245

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $83,672,893)		82,217,853

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 3.5%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	400,831	298,508
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.87%, 1/1/14	1,272,439	1,262,737
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	251,064	257,529
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	782,292	802,558
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 1/1/14	953,333	939,348
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	36,930	36,069
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	411,643	423,045
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.30%, 1/1/14	1,283,307	1,294,532
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.26%, 1/1/14	781,400	767,932
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	346,371	360,364
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	33,739	33,128
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	166,349	164,477
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.51%, 1/1/14	207,018	204,849
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.22%, 1/1/14	1,419,980	1,397,001
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.56%, 1/1/14	987,163	969,594
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 1/1/14	3,078,519	3,065,420
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	159,666	161,288
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 1/1/14	667,664	683,697
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.76%, 1/1/14	1,219,795	1,220,657
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.70%, 1/1/14	868,304	832,898
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.79%, 1/1/14	1,280,122	1,280,111
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/14(4)	1,671,567	1,622,486
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 1/1/14	1,617,896	1,660,867
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	158,055	168,735
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 1/1/14	2,435,400	2,402,434
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 1/1/14	588,266	610,879
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/14	745,911	743,530
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 1/1/14(4)	5,742,334	5,787,687
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	277,053	294,977
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.30%, 1/1/14	238,930	240,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.74%, 1/1/14	989,675	994,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 1/1/14	5,239,177	5,298,206

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-14, Class 2A1, 5.50%, 12/25/35	1,566,037	1,669,646
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	951,552	956,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	206,031	211,458
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	772,877	794,125
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A9 SEQ, 5.25%, 10/25/35	1,727,378	1,774,340
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.63%, 1/1/14	7,781,653	7,876,706
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 1/1/14	560,816	575,906
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.65%, 1/1/14	3,780,323	3,849,845
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 1/1/14	1,401,262	1,442,809
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,600,481	1,655,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	2,635,024	2,680,235
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	524,239	503,208
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	27,885	27,894
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	856,363	880,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	750,046	749,405
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	1,871,274	1,949,585
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,071,533	1,121,663
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	284,759	294,407
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.05%, 1/1/14	522,084	516,170
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	2,982,779	3,075,146

		68,886,100

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2684, Class FP, VRN, 0.67%, 1/15/14	1,267,963	1,269,276
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	310,615	338,335
FHLMC, Series 3397, Class GF, VRN, 0.67%, 1/15/14	4,627,566	4,655,737
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	855	966
FNMA, Series 2006-43, Class FM, VRN, 0.46%, 1/25/14	568,542	568,453
FNMA, Series 2007-36, Class FB, VRN, 0.56%, 1/25/14	447,015	448,419

		7,281,186

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,761,613)		76,167,286

U.S. GOVERNMENT AGENCY SECURITIES — 1.4%

FHLMC, 2.375%, 1/13/22	8,400,000	8,032,701
FNMA, 6.625%, 11/15/30	17,010,000	22,131,201

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $31,064,498)		30,163,902

MUNICIPAL SECURITIES — 1.2%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	595,000	613,856
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	360,000	438,401
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	790,000	968,564
California GO, (Building Bonds), 6.65%, 3/1/22	240,000	280,613
California GO, (Building Bonds), 7.55%, 4/1/39	700,000	910,112
California GO, (Building Bonds), 7.30%, 10/1/39	1,410,000	1,778,969
California GO, (Building Bonds), 7.60%, 11/1/40	345,000	456,984
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	2,043,000	1,910,532
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(5)	1,900,000	1,908,949
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	925,000	913,909
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	400,000	507,508
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	935,000	1,113,800
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	370,000	408,968
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	275,000	298,218
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	790,000	935,771
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	470,000	564,164
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	555,000	604,212
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	450,000	602,010
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	730,000	938,503
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42	325,000	377,445
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	335,000	392,181
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	390,000	396,868
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	230,964
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	420,000	450,664
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	377,648
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,680,000	1,432,032
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	1,205,000	1,330,742
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	405,754
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	350,000	354,980
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	280,000	334,295

San Diego County Water Auth. Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49	460,000	540,509
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	1,100,000	1,242,373
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	920,000	1,008,789
University of California Rev., Series 2013 AJ, 4.60%, 5/15/31	500,000	499,025
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	630,000	652,119

TOTAL MUNICIPAL SECURITIES (Cost $25,520,772)		26,180,431

ASSET-BACKED SECURITIES(2) — 0.6%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	499,367	503,275
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	6,700,000	6,699,551
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.72%, 1/10/14(4)	4,450,000	4,450,801
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25	950,000	923,875

TOTAL ASSET-BACKED SECURITIES (Cost $12,607,219)		12,577,502

TEMPORARY CASH INVESTMENTS — 7.8%

CRC Funding LLC, 0.01%, 1/2/14(4)(6)	8,520,000	8,519,948
Govco LLC, 0.01%, 1/2/14(4)(6)	19,500,000	19,500,000
Liberty Street Funding LLC, 0.01%, 1/2/14(4)(6)	55,000,000	54,999,665
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $13,869,519), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $13,601,456)		13,601,456
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $16,651,392), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $16,321,747)		16,321,747
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $6,103,672), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $5,984,640)		5,984,640
SSgA U.S. Government Money Market Fund	47,824,199	47,824,199

TOTAL TEMPORARY CASH INVESTMENTS (Cost $166,752,019)		166,751,655

TOTAL INVESTMENT SECURITIES — 116.7% (Cost $2,528,122,713)		2,512,853,013

OTHER ASSETS AND LIABILITIES(7) — (16.7)%		(358,737,148)

TOTAL NET ASSETS — 100.0%		$2,154,115,865

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	6,350,000	USD	5,956,110	Barclays Bank plc	1/23/14	(293,614)
AUD	3,000,000	USD	2,794,522	Deutsche Bank	1/23/14	(119,327)
AUD	5,118,028	USD	4,750,298	Westpac Group	1/23/14	(186,390)
AUD	2,100,000	USD	1,855,329	Westpac Group	1/23/14	17,307
AUD	3,300,000	USD	2,947,527	Westpac Group	1/23/14	(4,813)
USD	7,612,752	AUD	8,150,000	Barclays Bank plc	1/23/14	345,139

USD	2,408,040	AUD	2,640,250	Westpac Group	1/23/14	53,646
CAD	2,622,900	USD	2,500,000	Deutsche Bank	1/23/14	(32,042)
USD	2,950,000	CAD	3,100,716	Deutsche Bank	1/23/14	32,453
USD	1,750,000	CAD	1,845,533	Deutsche Bank	1/23/14	13,488
USD	3,400,000	CAD	3,647,962	Deutsche Bank	1/23/14	(32,466)
USD	3,655,320	CAD	3,841,522	HSBC Holdings plc	1/23/14	40,728
CHF	1,646,556	USD	1,850,000	Barclays Bank plc	1/23/14	(3,928)
CHF	2,941,800	USD	3,300,000	Deutsche Bank	1/23/14	(1,737)
CHF	1,690,145	USD	1,900,000	Deutsche Bank	1/23/14	(5,057)
USD	4,700,000	CHF	4,265,626	Barclays Bank plc	1/23/14	(82,500)
USD	3,100,000	CHF	2,825,917	Deutsche Bank	1/23/14	(68,338)
USD	1,900,000	CHF	1,690,031	Deutsche Bank	1/23/14	5,185
EUR	2,850,000	USD	3,850,108	Barclays Bank plc	1/23/14	70,599
EUR	2,000,000	USD	2,720,130	Barclays Bank plc	1/23/14	31,243
EUR	4,600,000	USD	6,343,998	Barclays Bank plc	1/23/14	(15,840)
EUR	2,300,000	USD	3,162,316	Barclays Bank plc	1/23/14	1,763
EUR	3,000,000	USD	4,118,580	Barclays Bank plc	1/23/14	8,479
EUR	2,346,330	USD	3,232,609	Barclays Bank plc	1/23/14	(4,795)
USD	4,329,802	EUR	3,200,000	Barclays Bank plc	1/23/14	(72,395)
USD	5,508,555	EUR	4,100,000	Barclays Bank plc	1/23/14	(131,760)
USD	7,634,314	EUR	5,634,251	Barclays Bank plc	1/23/14	(116,649)
USD	7,615,577	EUR	5,635,387	Barclays Bank plc	1/23/14	(136,948)
USD	2,845,511	EUR	2,100,000	Barclays Bank plc	1/23/14	(43,431)
USD	3,162,707	EUR	2,300,000	Barclays Bank plc	1/23/14	(1,372)
USD	24,510,172	EUR	18,196,929	Deutsche Bank	1/23/14	(523,097)
USD	5,295,342	EUR	3,936,045	Deutsche Bank	1/23/14	(119,421)
GBP	950,000	USD	1,547,911	Barclays Bank plc	1/23/14	25,033
GBP	2,700,000	USD	4,434,561	Barclays Bank plc	1/23/14	35,911
USD	2,661,859	GBP	1,650,000	Barclays Bank plc	1/23/14	(70,096)
USD	9,142,009	GBP	5,690,000	HSBC Holdings plc	1/23/14	(279,098)
JPY	384,813,750	USD	3,750,000	Deutsche Bank	1/23/14	(95,620)
USD	2,600,000	JPY	260,464,100	Barclays Bank plc	1/23/14	126,505
USD	1,900,000	JPY	192,194,500	Barclays Bank plc	1/23/14	74,827
USD	2,500,000	JPY	257,417,500	Barclays Bank plc	1/23/14	55,437
USD	2,837,691	JPY	283,474,017	Westpac Group	1/23/14	145,683
USD	2,300,000	JPY	235,886,620	Westpac Group	1/23/14	59,905
KRW	7,500,314,745	USD	6,975,739	Westpac Group	1/23/14	141,431
KRW	2,336,400,000	USD	2,200,000	Westpac Group	1/23/14	17,048
KRW	2,599,450,000	USD	2,450,000	Westpac Group	1/23/14	16,660
KRW	3,982,500,000	USD	3,750,000	Westpac Group	1/23/14	29,059
USD	569,724	KRW	612,567,503	Westpac Group	1/23/14	(11,551)
USD	2,200,000	KRW	2,346,740,000	Westpac Group	1/23/14	(26,860)
USD	4,300,000	KRW	4,581,650,000	Westpac Group	1/23/14	(47,602)
USD	4,400,000	KRW	4,670,600,000	Westpac Group	1/23/14	(32,008)
NOK	18,281,031	USD	3,000,000	Deutsche Bank	1/23/14	11,780
NOK	14,736,840	USD	2,400,000	Deutsche Bank	1/23/14	27,879
USD	24,264,706	NOK	149,818,786	Deutsche Bank	1/23/14	(417,780)
USD	3,900,000	NOK	24,004,890	Deutsche Bank	1/23/14	(54,780)
USD	2,650,000	NOK	16,097,955	Deutsche Bank	1/23/14	(2,121)
NZD	4,400,000	USD	3,626,744	Westpac Group	1/23/14	(12,512)
NZD	13,150,000	USD	10,816,401	Westpac Group	1/23/14	(14,776)
USD	6,730,595	NZD	8,300,000	Westpac Group	1/23/14	(87,161)
SEK	40,705,233	USD	6,150,000	Deutsche Bank	1/23/14	176,521

SEK	14,774,400	USD	2,250,000	Deutsche Bank	1/23/14	46,278
USD	23,341,132	SEK	155,425,796	Deutsche Bank	1/23/14	(815,579)
USD	1,750,000	SEK	11,420,868	Deutsche Bank	1/23/14	(25,063)
USD	1,650,000	SEK	10,983,362	UBS AG	1/23/14	(57,065)
SGD	5,434,760	USD	4,350,000	Barclays Bank plc	1/23/14	(43,386)
SGD	4,291,007	USD	3,450,000	Deutsche Bank	1/23/14	(49,719)
SGD	6,573,168	USD	5,250,000	Deutsche Bank	1/23/14	(41,288)
SGD	5,438,033	USD	4,350,000	Deutsche Bank	1/23/14	(40,792)
SGD	2,948,079	USD	2,361,013	HSBC Holdings plc	1/23/14	(24,895)
USD	1,750,000	SGD	2,188,410	Barclays Bank plc	1/23/14	15,859
USD	4,500,000	SGD	5,630,049	Barclays Bank plc	1/23/14	38,635
USD	6,150,000	SGD	7,736,420	Barclays Bank plc	1/23/14	19,503
USD	7,300,000	SGD	9,173,173	Westpac Group	1/23/14	30,991
TWD	59,104,200	USD	1,998,789	Westpac Group	1/23/14	(16,929)
TWD	63,830,062	USD	2,160,801	Westpac Group	1/23/14	(20,475)
USD	2,531,890	TWD	74,868,000	Westpac Group	1/23/14	21,445
USD	1,600,000	TWD	46,960,000	Westpac Group	1/23/14	25,355
USD	3,000,000	TWD	88,785,000	Westpac Group	1/23/14	22,894
						(2,498,407)

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
106	U.S. Treasury 5-Year Notes	March 2014	12,647,125	165,388
1,198	U.S. Treasury 10-Year Notes	March 2014	147,410,156	2,636,665
137	U.S. Treasury Long Bonds	March 2014	17,578,813	201,247
130	U.S. Treasury Ultra Long Bonds	March 2014	17,712,500	289,039
			195,348,594	3,292,339

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of America, N.A./CDX North America Investment Grade 15 Index	7,500,000	Sell*	1.00	12/20/15	21,596	108,325	129,921

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $3,227,332.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)

Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $173,145,003, which represented 8.0% of total net assets.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.
(6)	The rate indicated is the yield to maturity at purchase.
(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	939,153,760	—
U.S. Government Agency Mortgage-Backed Securities	—	560,889,002	—
Corporate Bonds	—	491,103,675	—
Sovereign Governments and Agencies	—	127,647,947	—
Commercial Mortgage-Backed Securities	—	82,217,853	—
Collateralized Mortgage Obligations	—	76,167,286	—
U.S. Government Agency Securities	—	30,163,902	—
Municipal Securities	—	26,180,431	—
Asset-Backed Securities	—	12,577,502	—
Temporary Cash Investments	47,824,199	118,927,456	—

Total Value of Investment Securities	47,824,199	2,465,028,814	—

Other Financial Instruments
Futures Contracts	3,292,339	—	—
Swap Agreements	—	108,325	—
Forward Foreign Currency Exchange Contracts	—	(2,498,407)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	3,292,339	(2,390,082)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,529,480,134
Gross tax appreciation of investments	$20,406,988
Gross tax depreciation of investments	(37,034,109)
Net tax appreciation (depreciation) of investments	$(16,627,121)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Premium Money Market Fund

December 31, 2013

Premium Money Market - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 39.2%

Catholic Health Initiatives, 0.16%, 2/3/14	4,150,000	4,149,391
Catholic Health Initiatives, 0.15%, 3/4/14	10,000,000	9,997,417
Chariot Funding LLC, 0.24%, 2/26/14(2)	8,000,000	7,997,013
Chariot Funding LLC, 0.24%, 2/27/14(2)	7,800,000	7,797,036
Chariot Funding LLC, 0.24%, 3/18/14(2)	26,000,000	25,986,827
Chariot Funding LLC, 0.24%, 4/16/14(2)	15,000,000	14,989,500
Charta LLC, 0.15%, 2/28/14(2)	30,000,000	29,992,750
Charta LLC, 0.16%, 3/3/14(2)	15,000,000	14,995,933
City of Austin, 0.12%, 1/8/14 (LOC: JPMorgan Chase Bank N.A.)	4,400,000	4,399,897
City of Chicago, 0.17%, 1/14/14 (LOC: Wells Fargo Bank N.A.)	21,004,000	21,002,711
City of Chicago, 0.17%, 3/20/14 (LOC: Wells Fargo Bank N.A.)	6,700,000	6,697,532
City of Chicago, 0.18%, 4/10/14 (LOC: Wells Fargo Bank N.A.)	2,100,000	2,098,961
Coca-Cola Co., 0.23%, 4/17/14(2)	8,000,000	7,994,582
Crown Point Capital Co. LLC, 0.17%, 2/5/14(2)	15,000,000	14,997,521
Govco LLC, 0.01%, 1/2/14(2)	35,000,000	34,999,990
Govco LLC, 0.16%, 2/4/14(2)	10,000,000	9,998,489
Govco LLC, 0.17%, 2/27/14(2)	15,000,000	14,995,962
Jupiter Securitization Co. LLC, 0.24%, 3/27/14(2)	22,000,000	21,987,533
Jupiter Securitization Co. LLC, 0.23%, 6/2/14(2)	7,000,000	6,993,202
Jupiter Securitization Co. LLC, 0.22%, 6/16/14(2)	15,000,000	14,984,783
Lexington Parker Capital, 0.17%, 1/31/14(2)	15,000,000	14,997,875
Liberty Street Funding LLC, 0.13%, 1/8/14 (LOC: Bank of Nova Scotia)(2)	10,000,000	9,999,747
Liberty Street Funding LLC, 0.17%, 3/12/14 (LOC: Bank of Nova Scotia)(2)	6,500,000	6,497,851
Municipal Electricity Authority of Georgia, 0.18%, 1/21/14 (LOC: Wells Fargo Bank N.A.)	9,800,000	9,800,000
Old Line Funding LLC, 0.18%, 2/19/14 (LOC: Royal Bank of Canada)(2)	39,000,000	38,990,445
Old Line Funding LLC, 0.15%, 3/20/14 (LOC: Royal Bank of Canada)(2)	4,800,000	4,798,440
San Diego County Water Authority, 0.12%, 1/8/14 (LOC: Bayerische Landesbank)	5,000,000	5,000,000
Thunder Bay Funding LLC, 0.17%, 3/21/14 (LOC: Royal Bank of Canada)(2)	20,000,000	19,992,539
Thunder Bay Funding LLC, 0.15%, 3/25/14 (LOC: Royal Bank of Canada)(2)	4,000,000	3,998,617
Thunder Bay Funding LLC, 0.19%, 3/25/14 (LOC: Royal Bank of Canada)(2)	16,500,000	16,492,772
Thunder Bay Funding LLC, 0.17%, 4/10/14 (LOC: Royal Bank of Canada)(2)	9,800,000	9,795,419
Toyota Motor Credit Corp., 0.23%, 1/9/14	11,000,000	10,999,438
Toyota Motor Credit Corp., 0.19%, 3/27/14	30,000,000	29,986,542
University of California, 0.24%, 5/19/14	14,827,000	14,813,359
University of California, 0.21%, 6/11/14	5,000,000	4,995,304

TOTAL COMMERCIAL PAPER		478,215,378

MUNICIPAL SECURITIES — 35.7%

ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.13%, 1/2/14 (LOC: FNMA)	1,885,000	1,885,000
Alabama Industrial Development Authority, (Simcala, Inc.), VRDN, 0.19%, 1/2/14 (LOC:JPMorgan Chase Bank N.A.)	1,975,000	1,975,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.08%, 1/2/14 (LOC: Comerica Bank)	1,955,000	1,955,000
Alameda County Industrial Development Authority Rev., (White Brothers), VRDN, 0.08%, 1/2/14 (LOC: Comerica Bank)	2,150,000	2,150,000

Alameda County Industrial Development Authority Rev., Series 2004 A, (Bema Electronic Manufacturing), VRDN, 0.08%, 1/2/14 (LOC: Comerica Bank)	2,840,000	2,840,000
Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.16%, 1/1/14 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	1,450,000	1,450,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.05%, 1/2/14	2,100,000	2,100,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.05%, 1/2/14	3,900,000	3,900,000
Arlington County Industrial Development Authority Rev., (Gates Ballston Apartments), VRDN, 0.06%, 1/1/14 (LOC: PNC Bank N.A.)	3,350,000	3,350,000
Arlington County Industrial Development Authority Rev., Series 2005 B, (Woodbury), VRDN, 0.20%, 1/2/14 (LOC: FHLMC)	360,000	360,000
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.09%, 1/1/14 (LOC: Bayerische Landesbank)	32,000,000	32,000,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.08%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.15%, 1/1/14	2,000,000	2,000,000
Brevard County Housing Finance Authority Rev., Series 2004 A, (Wickham Club Apartments), VRDN, 0.06%, 1/1/14 (LOC: FNMA)	4,035,000	4,035,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.16%, 1/2/14 (LOC: Comerica Bank)	4,375,000	4,375,000
California Infrastructure & Economic Development Bank, (Bay Photo, Inc.), VRDN, 0.37%, 1/2/14 (LOC: Comerica Bank)	765,000	765,000
California Infrastructure & Economic Development Bank, (iWorks, Inc.), VRDN, 0.21%, 1/2/14 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Municipal Finance Authority Rev., (High Desert), VRDN, 0.32%, 1/2/14 (LOC: Union Bank N.A.)	400,000	400,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.09%, 1/7/14 (LOC: Rabobank Nederland N.V.)	1,400,000	1,400,000
California Pollution Control Financing Authority Rev., (Ratto Group, Inc.), VRDN, 0.11%, 1/1/14 (LOC: Union Bank N.A.)	5,500,000	5,500,000
California State Enterprise Development Authority, Series 2008 B, (Pocino Foods), VRDN, 0.29%, 1/2/14 (LOC: City National Bank and FHLB)	375,000	375,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.21%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	2,475,000	2,475,000
California Statewide Communities Development Authority Rev., (Canyon Springs Apartments), VRDN, 0.07%, 1/2/14 (LOC: FNMA)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.21%, 1/2/14 (LOC: East West Bank and FHLB)	1,200,000	1,200,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.10%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	930,000	930,000
City of Chicago Rev., (Uptown Preservation Apartments), VRDN, 0.08%, 1/2/14 (LOC: Bank of America N.A.)	1,960,000	1,960,000
City of Gary, (Chemcoaters LLC), VRDN, 0.27%, 1/2/14 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.15%, 1/1/14 (LOC: JPMorgan Chase Bank N.A.)	1,630,000	1,630,000
City of Montebello, COP, VRDN, 0.27%, 1/1/14 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	5,475,000	5,475,000
City of New York GO, Series 1993 A-4, VRDN, 0.05%, 1/2/14 (LOC: Bayerische Landesbank)	3,500,000	3,500,000

City of New York GO, Series 1994 B, VRDN, 0.07%, 1/1/14 (LOC: Bayerische Landesbank)	1,700,000	1,700,000
City of North Vernon Rev., (Oak Meadows Apartments), VRDN, 0.21%, 1/1/14 (LOC: FHLB)	1,790,000	1,790,000
City of Plymouth, (The Lake Apartments), VRDN, 0.09%, 1/2/14 (LOC: FHLMC)	5,715,000	5,715,000
City of Salinas, COP, (Fairways Golf), VRDN, 0.23%, 1/2/14 (LOC: Rabobank N.A. and Cooperative Centrale)	4,610,000	4,610,000
City of Shawnee, (Simmons Co.), VRDN, 0.21%, 1/1/14 (LOC: Wells Fargo Bank N.A.) (Acquired 8/31/11, Cost $710,000)(3)	710,000	710,000
City of Wright City Rev., (Watlow Process Systems, Inc.), VRDN, 0.21%, 1/2/14 (LOC: Bank of America N.A.)	900,000	900,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.06%, 1/2/14 (LOC: Bank of America N.A.)	1,220,000	1,220,000
Collier County Industrial Development Authority Rev., (Allete Inc.), VRDN, 0.11%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.16%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	875,000	875,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B, (Closet Factory), VRDN, 0.32%, 1/2/14 (LOC: Colorado Business Bank and FHLB)	575,000	575,000
Connecticut Housing Finance Authority Rev., Series 2009 A-1, VRDN, 0.04%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	4,175,000	4,175,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.05%, 1/2/14	12,600,000	12,600,000
County of Lake Rev., (Northpoint Association LLC), VRDN, 0.10%, 1/1/14 (LOC: Northern Trust Company)	1,200,000	1,200,000
County of Lake Rev., (Rosewood Apartment), VRDN, 0.08%, 1/2/14 (LOC: FHLMC)	1,090,000	1,090,000
County of Will, (BASF Corp.), VRDN, 0.20%, 1/1/14	1,700,000	1,700,000
Florida Housing Finance Corp. Rev., Series 2002 A-2, (Brentwood Apartments), VRDN, 0.15%, 1/2/14 (LOC: FNMA)	1,060,000	1,060,000
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.03%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Harris County Rev., Series 2010 C, (Taxable Toll Road), 2.09%, 8/15/14	6,430,000	6,500,784
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.15%, 1/1/14 (LOC: East West Bank and FHLMC)(SBBPA: FHLB)	1,100,000	1,100,000
Illinois Finance Authority Rev., (Murphy Machine Products, Inc.), VRDN, 0.21%, 1/2/14 (LOC: Bank of America N.A.)	2,030,000	2,030,000
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.06%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	10,495,000	10,495,000
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.02%, 1/2/14 (LOC: Bank of America N.A.)	500,000	500,000
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, 2.61%, 3/15/14(4)	2,000,000	2,009,737
Lake County Industrial Development Authority Rev., (Senninger Irrigation), VRDN, 0.10%, 1/1/14 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.17%, 1/1/14 (LOC: FHLB)	8,900,000	8,900,000
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.18%, 1/2/14 (LOC: FNMA)	810,000	810,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.06%, 1/2/14 (LOC: Bayerische Landesbank)	17,250,000	17,250,000

Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.14%, 1/1/14 (LOC: Bayerische Landesbank)	8,800,000	8,800,000
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.15%, 1/7/14 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	1,280,000	1,280,000
Maine State Housing Authority Mortgage Rev., Series 2005 G, VRDN, 0.09%, 1/2/14 (SBBPA: State Street Bank & Trust Co.)	3,000,000	3,000,000
Maine State Housing Authority Mortgage Rev., Series 2006 D3, VRDN, 0.09%, 1/2/14 (LOC: State Street Bank & Trust Co.)	3,000,000	3,000,000
Maricopa County Industrial Development Authority Rev., Series 2003 A, (Sonora Vista Apartments), VRDN, 0.21%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	1,245,000	1,245,000
Massachusetts Bay Transportation Authority Rev., (General Transportation System), VRDN, 0.09%, 1/1/14 (SBBPA: Landesbank Baden-Wurttemberg)	1,045,000	1,045,000
Massachusetts Development Finance Agency Rev., (Decas Cranberry Products Inc.), VRDN, 0.13%, 1/1/14 (LOC: TD Bank N.A.)	525,000	525,000
Massachusetts Housing Finance Agency Rev., Series 2009 B, VRDN, 0.16%, 1/1/14 (LOC: Bank of New York Mellon)	6,204,000	6,204,000
Meadow Springs Country Club Rev., VRDN, 0.13%, 1/2/14 (LOC: U.S. Bank N.A.)	925,000	925,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.21%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	1,575,000	1,575,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.19%, 1/2/14 (LOC: Trustmark National Bank and FHLB)	6,020,000	6,020,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.13%, 1/2/14 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.07%, 1/2/14 (LOC: Commerce Bank N.A)	2,400,000	2,400,000
Mobile Industrial Development Board Solid Waste Disposal, (Alabama Power-Barry Plant), VRDN, 0.04%, 1/2/14	3,000,000	3,000,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.06%, 1/2/14 (LOC: Bank of America N.A.)	840,000	840,000
Moultrie-Colquitt Counties Development Authority, (Kenda Properties LP), VRDN, 0.20%, 1/2/14 (LOC: Branch Banking & Trust)	2,210,000	2,210,000
Nassau County Industrial Development Agency Rev., (Seaview Realty Association), VRDN, 0.58%, 1/2/14 (LOC: Citibank N.A.)	645,000	645,000
Nassau Health Care Corp. Rev., Series 2009 A, VRDN, 0.14%, 1/1/14 (LOC: JPMorgan Chase Bank N.A.)	5,555,000	5,555,000
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.13%, 1/2/14 (LOC: Citibank N.A.)	1,065,000	1,065,000
Nevada Housing Division Rev., Series 1997 A, (Multi-Unit Housing), VRDN, 0.08%, 1/2/14 (LOC: U.S. Bank N.A. and FHLB)	2,000,000	2,000,000
Nevada Housing Division, Series 2002 B, (Multi-Unit Housing), VRDN, 0.22%, 1/2/14 (LOC: FNMA)	100,000	100,000
New Jersey Economic Development Authority Rev., Series 1999 B, (El Dorado Terminals), VRDN, 0.04%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	2,100,000	2,100,000
New Jersey Economic Development Authority Rev., Series 2008 C, (Cascade Corporation), VRDN, 1.20%, 1/1/14 (LOC: Bank of America N.A.)	740,000	740,000
New York City Housing Development Corp. Rev., Series 2003 A, (Upper East Lease Associations), VRDN, 0.11%, 1/1/14 (LOC: Landesbank Baden-Wurttemberg)	18,600,000	18,600,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.13%, 1/1/14 (LOC: FHLMC)	2,650,000	2,650,000

New York City Transitional Finance Authority Rev., Series 2001 B, (Future Tax Secured Bonds), VRDN, 0.05%, 1/2/14 (SBBPA: Landesbank Baden-Wurttemberg)	1,500,000	1,500,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.04%, 1/2/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,495,000	1,495,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.05%, 1/2/14 (SBBPA: Landesbank Baden-Wurttemberg)	13,340,000	13,340,000
New York State Housing Finance Agency Rev., (West 37th Street), VRDN, 0.10%, 1/1/14 (LOC: FHLMC)	8,720,000	8,720,000
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.04%, 1/2/14 (LOC: Bank of America N.A.)	8,575,000	8,575,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.16%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	705,000	705,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.19%, 1/2/14 (LOC: PNC Bank N.A.)	1,065,000	1,065,000
Pennsylvania Economic Development Financing Authority Rev., Series 1994 C, (Delancey Corp.), VRDN, 0.19%, 1/2/14 (LOC: PNC Bank N.A.)	600,000	600,000
Pennsylvania Economic Development Financing Authority Rev., Series 2007 A1, VRDN, 0.14%, 1/2/14 (LOC: PNC Bank N.A.)	900,000	900,000
Philadelphia Authority for Industrial Development Rev., (Girard Estate Aramark), VRDN, 0.09%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	1,150,000	1,150,000
Port of Corpus Christi Authority of Nueces County Rev., (Flint Hills Resources), VRDN, 0.06%, 1/1/14 (GA: Flint Hills Resources LLC)	5,000,000	5,000,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.05%, 1/2/14	6,925,000	6,925,000
Putnam Hospital Center, (Multi-Mode), VRDN, 0.13%, 1/1/14 (LOC: JPMorgan Chase Bank N.A.)	2,240,000	2,240,000
Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.09%, 1/2/14 (LOC: FHLMC)	2,100,000	2,100,000
Riverside County Industrial Development Authority Rev., (Cryogenic), VRDN, 0.12%, 1/2/14 (LOC: Bank of America N.A.)	500,000	500,000
San Francisco City & County Multifamily Housing Rev., Series 2002 B, (Carter Terrace Apartments), VRDN, 0.08%, 1/2/14 (LOC: Citibank N.A.)	4,075,000	4,075,000
San Francisco City & County Redevelopment Agency Rev., Series 2002 D, (Derek Silva Community), VRDN, 0.08%, 1/2/14 (LOC: Citibank N.A.)	1,545,000	1,545,000
San Jose Financing Authority Rev., Series 2008 F, VRDN, 0.09%, 1/2/14 (LOC: Bank of America N.A.)	5,240,000	5,240,000
South Carolina Jobs-Economic Development Authority Rev., (Health Sciences Medical University), VRDN, 0.16%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	3,100,000	3,100,000
South Carolina State Housing Finance & Development Authority Rev., (Rocky Creek Apartments), VRDN, 0.11%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	3,625,000	3,625,000
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.13%, 1/2/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,000,000	1,000,000
St. Paul Port Authority Rev., (Public Radio), VRDN, 0.06%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	720,000	720,000
St. Paul's Episcopal Church Rev., VRDN, 0.16%, 1/1/14 (LOC: JPMorgan Chase Bank N.A.)	5,400,000	5,400,000
State of California Rev., Series 2013 A-2, 2.00%, 6/23/14	3,000,000	3,025,116
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.08%, 1/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,845,000	4,845,000

State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.08%, 1/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,300,000	4,300,000
State of Texas GO, Series 2003 A, (Veterans Housing Fund), VRDN, 0.08%, 1/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	3,095,000	3,095,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Company), VRDN, 0.17%, 1/7/14 (LOC: Cobank ACB and Wells Fargo Bank N.A.)	870,000	870,000
Washington Economic Development Finance Authority Rev., Series 2002 B, (B&H Dental Laboratory), VRDN, 0.11%, 1/2/14 (LOC: U.S. Bank N.A.)	1,320,000	1,320,000
Washington Economic Development Finance Authority, Series 1997 A, (Lyn-Tron Inc.), VRDN, 0.11%, 1/2/14 (LOC: U.S. Bank N.A.)	1,975,000	1,975,000
Washington Economic Development Finance Authority, Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.32%, 1/2/14 (LOC: U.S. Bank N.A.)	1,250,000	1,250,000
Washington Economic Development Finance Authority, Series 2008 D, (Skagit Valley Publishing), VRDN, 0.21%, 1/2/14 (LOC: U.S. Bank N.A.)	2,760,000	2,760,000
Washington State Housing Finance Commission Rev., (Essex Wandering Creek LLC), VRDN, 0.09%, 1/1/14 (LOC: FHLMC)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Hamilton Place Apartments), VRDN, 0.10%, 1/2/14 (LOC: FNMA)	1,725,000	1,725,000
Washington State Housing Finance Commission Rev., (Silver Creek), VRDN, 0.09%, 1/2/14 (LOC: East West Bank and FHLB)	12,240,000	12,240,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.15%, 1/1/14 (LOC: East West Bank and FHLB)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., Series 2003 B, (Rosemont Apartments), VRDN, 0.15%, 1/2/14 (LOC: East West Bank and FHLB)	2,000,000	2,000,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Renton Centre), VRDN, 0.15%, 1/2/14 (LOC: FNMA)	950,000	950,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Silver Creek), VRDN, 0.14%, 1/2/14 (LOC: East West Bank and FHLB)	2,485,000	2,485,000
Washington State Housing Finance Commission Rev., Series 2005 A, (Vista Retirement), VRDN, 0.07%, 1/2/14 (LOC: East West Bank and FHLB)	12,200,000	12,200,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.14%, 1/2/14 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
West Memphis Public Facilities Board Rev., (Meadows 1998 Apartments LP), VRDN, 0.10%, 1/2/14 (LOC: FHLMC)	2,000,000	2,000,000
Wisconsin Health & Educational Facilities Authority Rev., (Meriter Hospital Inc.), VRDN, 0.06%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	6,940,000	6,940,000
Wisconsin Housing & Economic Development Authority Rev., Series 2004 A, VRDN 0.06%, 1/1/14 (SBBPA: FHLB)	12,725,000	12,725,000

TOTAL MUNICIPAL SECURITIES		435,349,637

CORPORATE BONDS — 15.1%

2880 Stevens Creek LLC, VRDN, 0.24%, 1/8/14 (LOC: Bank Of the West)	4,390,000	4,390,000
BNP Paribas SA, VRN, 1.14%, 1/10/14	6,100,000	6,101,420
Bottling Group LLC, 6.95%, 3/15/14 (LOC: PepsiCo, Inc.)	4,742,000	4,805,100
Chipmatic/Ottawa Property Group, VRDN, 0.31%, 1/9/14 (LOC: Comercia Bank)	2,145,000	2,145,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.16%, 1/9/14 (LOC: FHLB)	7,876,000	7,876,000
D & I Properties LLC, VRDN, 0.13%, 1/8/14 (LOC: Wells Fargo Bank N.A)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.17%, 1/9/14 (LOC: FHLB)	4,400,000	4,400,000
EMF LLC, VRDN, 0.21%, 1/8/14 (LOC: Comercia Bank)	4,395,000	4,395,000
Fairfield North Texas Associates LP, VRDN, 0.18%, 1/9/14 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.19%, 1/10/14 (LOC: FHLB)	5,020,000	5,020,000
Flatley Hospitality LLC, VRDN, 0.17%, 1/9/14 (LOC: FHLB)	580,000	580,000

General Electric Capital Corp., 5.90%, 5/13/14	7,238,000	7,386,823
General Electric Capital Corp., MTN, VRN, 0.39%, 3/20/14	5,322,000	5,325,820
GFRE Holdings LLC, VRDN, 0.17%, 1/9/14 (LOC: FHLB)	1,555,000	1,555,000
Greenback San Juan Associates LP, VRDN, 0.16%, 1/9/14 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.15%, 1/9/14 (LOC: FHLB)	14,375,000	14,375,000
HHH Investment Co., VRDN, 0.24%, 1/8/14 (LOC: Bank of the West)	7,570,000	7,570,000
High Track LLC, VRDN, 0.17%, 1/8/14 (LOC: FHLB)	8,205,000	8,205,000
Labcon North America, VRDN, 0.24%, 1/8/14 (LOC: Bank of the West)	1,960,000	1,960,000
Lakeport Group LLC, VRDN, 0.20%, 1/8/14 (LOC: Union Bank N.A)	3,860,000	3,860,000
Manse on Marsh LP, VRDN, 0.27%, 1/9/14 (LOC: FHLB)	10,740,000	10,740,000
Melair Associates LLC, VRDN, 0.38%, 1/9/14 (LOC: FHLB)	1,350,000	1,350,000
Ness Family Partners LP, VRDN, 0.24%, 1/8/14 (LOC: Bank of the West)	1,380,000	1,380,000
Norlan Partners LP, VRDN, 0.38%, 1/9/14 (LOC: FHLB)(2)	2,385,000	2,385,000
PepsiAmericas, Inc., 4.375%, 2/15/14 (LOC: PepsiCo, Inc.)	4,713,000	4,736,252
Portland Clinic LLP (The), VRDN, 0.13%, 1/2/14 (LOC: U.S. Bank N.A.)	10,805,000	10,805,000
Provence LLC, VRDN, 0.38%, 1/9/14 (LOC: FHLB)(2)	3,475,000	3,475,000
Relay Relay LLC, VRDN, 0.92%, 1/9/14 (LOC: FHLB)	6,655,000	6,655,000
Renaissance Anaheim Associates LP, VRDN, 0.16%, 1/9/14 (LOC: FHLB)	8,600,000	8,600,000
RMD Note Issue LLC, VRDN, 0.17%, 1/8/14 (LOC: FHLB)	165,000	165,000
Salvation Army (The), VRDN, 0.12%, 1/9/14 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.12%, 1/9/14 (LOC: Bank of New York Mellon)	2,000,000	2,000,000
Shell International Finance BV, 4.00%, 3/21/14 (LOC: Royal Dutch Shell, plc)	18,937,000	19,091,313
Wal-Mart Stores, Inc., 3.20%, 5/15/14	1,250,000	1,263,747

TOTAL CORPORATE BONDS		184,096,475

U.S. GOVERNMENT AGENCY SECURITIES — 6.7%

Federal Farm Credit Bank, Series 1, VRN, 0.18%, 1/2/14	2,800,000	2,800,937
Federal Farm Credit Bank, 0.18%, 11/20/14	3,050,000	3,049,459
Federal Home Loan Bank, 0.17%, 4/17/14	20,000,000	19,998,952
Federal Home Loan Bank, 0.20%, 6/19/14	10,000,000	9,999,689
Federal Home Loan Bank, 0.17%, 8/20/14	15,000,000	14,998,861
Federal Home Loan Bank, 0.20%, 8/29/14	7,500,000	7,500,000
Federal Home Loan Bank, 0.17%, 9/12/14	10,000,000	9,998,785
Federal Home Loan Bank, 0.20%, 12/30/14	10,000,000	10,000,000
Federal Home Loan Bank Discount Notes, 0.00%, 4/11/14(5)	3,000,000	2,998,583

TOTAL U.S. GOVERNMENT AGENCY SECURITIES		81,345,266

CERTIFICATES OF DEPOSIT — 1.7%

Bank of Montreal, 0.16%, 3/3/14	10,000,000	10,000,000
Royal Bank of Canada, 0.31%, 2/3/14	11,000,000	11,001,083

TOTAL CERTIFICATES OF DEPOSIT		21,001,083

U.S. TREASURY SECURITIES — 0.4%

U.S. Treasury Notes, 1.75%, 3/31/14	5,000,000	5,020,023

TEMPORARY CASH INVESTMENTS — 1.1%

SSgA U.S. Government Money Market Fund	13,985,056	13,985,056

TOTAL INVESTMENT SECURITIES — 99.9%		1,219,012,918

OTHER ASSETS AND LIABILITIES — 0.1%		1,287,290

TOTAL NET ASSETS — 100.0%		$1,220,300,208

Notes to Schedule of Investments

COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)

Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $360,134,826, which represented 29.5% of total net assets. None of these securities were considered illiquid.

(3)

Security has not been registered with the Securities and Exchange Commission and may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $710,000, which represented 0.1% of total net assets.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Commercial Paper	—	478,215,378	—
Municipal Securities	—	435,349,637	—
Corporate Bonds	—	184,096,475	—
U.S. Government Agency Securities	—	81,345,266	—
Certificates of Deposit	—	21,001,083	—
U.S. Treasury Securities	—	5,020,023	—
Temporary Cash Investments	13,985,056	—	—

Total Value of Investment Securities	13,985,056	1,205,027,862	—

3. Federal Tax Information

As of December 31, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,219,012,918

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Prime Money Market Fund

December 31, 2013

Prime Money Market - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 38.6%

Barclays Bank PLC, 0.15%, 1/24/14 (LOC: Barclays Bank PLC)(2)	50,000,000	49,995,208
Catholic Health Initiatives, 0.15%, 1/15/14	2,000,000	1,999,883
Catholic Health Initiatives, 0.16%, 2/3/14	5,000,000	4,999,267
Catholic Health Initiatives, 0.15%, 3/4/14	8,850,000	8,847,714
Chariot Funding LLC, 0.24%, 1/21/14(2)	25,000,000	24,996,666
Chariot Funding LLC, 0.24%, 2/26/14(2)	7,000,000	6,997,387
Chariot Funding LLC, 0.24%, 2/27/14(2)	16,200,000	16,193,844
Chariot Funding LLC, 0.24%, 3/18/14(2)	24,000,000	23,987,840
Chariot Funding LLC, 0.23%, 6/2/14(2)	13,250,000	13,237,133
Charta LLC, 0.16%, 3/3/14(2)	5,000,000	4,998,645
City & County of San Francisco, 0.15%, 2/12/14	24,000,000	24,000,000
City & County of San Francisco, 0.15%, 2/12/14	16,000,000	16,000,000
City of Chicago, 0.17%, 1/14/14 (LOC: Wells Fargo Bank N.A.)	30,000,000	29,998,158
City of Chicago, 0.17%, 3/20/14 (LOC: Wells Fargo Bank N.A.)	15,780,000	15,774,188
City of Chicago, 0.18%, 4/10/14 (LOC: Wells Fargo Bank N.A.)	5,000,000	4,997,525
Coca-Cola Co., 0.23%, 4/17/14(2)	42,000,000	41,971,557
County of Oakland-Alameda, 0.21%, 1/31/14 (LOC: Bank of New York Mellon)	29,400,000	29,400,000
CRC Funding LLC, 0.14%, 2/7/14(2)	10,000,000	9,998,561
Crown Point Capital Co. LLC, 0.17%, 1/16/14(2)	25,000,000	24,998,229
Crown Point Capital Co. LLC, 0.17%, 1/31/14(2)	35,000,000	34,995,041
Govco LLC, 0.01%, 1/2/14(2)	8,000,000	7,999,998
Govco LLC, 0.20%, 1/17/14(2)	18,500,000	18,498,355
Govco LLC, 0.14%, 2/6/14(2)	50,000,000	49,993,000
Govco LLC, 0.17%, 2/27/14(2)	13,000,000	12,996,501
Jupiter Securitization Co. LLC, 0.24%, 3/18/14(2)	50,000,000	49,974,666
Jupiter Securitization Co. LLC, 0.24%, 3/24/14(2)	25,000,000	24,986,333
Jupiter Securitization Co. LLC, 0.23%, 6/2/14(2)	18,000,000	17,982,520
Lexington Parker Capital, 0.17%, 1/16/14(2)	25,000,000	24,998,229
Lexington Parker Capital, 0.17%, 1/31/14(2)	35,000,000	34,995,042
Liberty Street Funding LLC, 0.13%, 1/8/14 (LOC: Bank of Nova Scotia)(2)	10,000,000	9,999,747
Liberty Street Funding LLC, 0.17%, 3/3/14 (LOC: Bank of Nova Scotia)(2)	11,000,000	10,996,832
Liberty Street Funding LLC, 0.17%, 3/12/14 (LOC: Bank of Nova Scotia)(2)	12,500,000	12,495,868
Municipal Electricity Authority of Georgia, 0.18%, 1/21/14 (LOC: Wells Fargo Bank N.A.)	4,200,000	4,200,000
Old Line Funding LLC, 0.16%, 2/10/14 (LOC: Royal Bank of Canada)(2)	35,000,000	34,993,778
Old Line Funding LLC, 0.18%, 2/19/14 (LOC: Royal Bank of Canada)(2)	20,000,000	19,995,100
Old Line Funding LLC, 0.15%, 3/20/14 (LOC: Royal Bank of Canada)(2)	18,000,000	17,994,150
Thunder Bay Funding LLC, 0.17%, 3/21/14 (LOC: Royal Bank of Canada)(2)	50,000,000	49,981,347
Thunder Bay Funding LLC, 0.19%, 3/25/14 (LOC: Royal Bank of Canada)(2)	33,500,000	33,485,325
Toyota Credit Canada, Inc., 0.22%, 4/4/14	10,000,000	9,994,317
Toyota Motor Credit Corp., 0.23%, 1/9/14	29,000,000	28,998,518
University of California, 0.12%, 1/23/14	7,000,000	6,999,487
University of California, 0.24%, 5/19/14	11,000,000	10,989,880
University of California, 0.21%, 6/11/14	10,000,000	9,990,608

TOTAL COMMERCIAL PAPER		891,926,447

MUNICIPAL SECURITIES — 31.2%

ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.08%, 1/2/14 (LOC: Bank of America N.A.)	2,485,000	2,485,000

ABAG Finance Authority for Nonprofit Corps. Series 2001 B (Public Policy Institute), VRDN, 0.28%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority (Autumn Press Inc.), VRDN, 0.07%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	1,652,000	1,652,000
Alameda County Industrial Development Authority (Segale Bros. Wood Products), VRDN, 0.20%, 1/2/14 (LOC: Bank of the West)	1,590,000	1,590,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.05%, 1/2/14	10,900,000	10,900,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.05%, 1/2/14	4,400,000	4,400,000
Burke County Development Authority Rev., (Georgia Power Company), VRDN, 0.05%, 1/2/14	6,700,000	6,700,000
California Pollution Control Financing Authority Rev., (Alameda County Industries), VRDN, 0.15%, 1/1/14 (LOC: Bank of the West)	2,570,000	2,570,000
Catawba County Industrial Facilities & Pollution Control Financing Authority Rev., (Von Drehle Properties LLC), VRDN, 0.14%, 1/2/14 (LOC: Branch Banking & Trust)	1,920,000	1,920,000
City of Chicago Rev., (Lufthansa German), VRDN, 0.10%, 1/1/14 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of Chicago Rev., (Victoria Limited LLC Project), VRDN, 0.18%, 1/2/14 (LOC: Bank of America N.A.)	2,450,000	2,450,000
City of Indianapolis (Nora Pines Apartments), VRDN, 0.07%, 1/2/14 (LOC: FNMA)	9,275,000	9,275,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.15%, 1/1/14 (LOC: JPMorgan Chase Bank N.A.)	4,520,000	4,520,000
City of Kansas City Rev., Series 2009 D, (Chouteau I-35), VRDN, 0.15%, 1/1/14 (LOC: JPMorgan Chase Bank N.A.)	4,590,000	4,590,000
City of Oakdale Rev., (Housing Cottage Homesteads), VRDN, 0.07%, 1/2/14 (LOC: FHLMC)	2,900,000	2,900,000
City of Portland (Pension Buildings), VRDN, 0.20%, 1/1/14 (SBBPA: JPMorgan Chase Bank N.A.)	29,000,000	29,000,000
County of Carroll Rev., (Shelter System / DLH Obligated Group), VRDN, 0.14%, 1/2/14 (LOC: Branch Banking & Trust)	3,600,000	3,600,000
County of Cherokee Rev., (Oshkosh Truck Project), VRDN, 0.16%, 1/1/14 (LOC: Bank of America N.A.)	3,000,000	3,000,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.05%, 1/2/14	19,700,000	19,700,000
Davidson County Industrial Facilities & Pollution Control Financing Authority Rev., (Childress Winery LLC), VRDN, 0.14%, 1/2/14 (LOC: Branch Banking & Trust)	3,250,000	3,250,000
Florida Housing Finance Corp. Rev., Series 2004 B (Victoria Park Apartments), VRDN, 0.20%, 1/2/14 (LOC: FNMA)	2,400,000	2,400,000
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.03%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	3,800,000	3,800,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (Methodist Hospital System), VRDN, 0.03%, 1/2/14	16,500,000	16,500,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C2, (Methodist Hospital System), VRDN, 0.03%, 1/2/14	3,800,000	3,800,000
Harrisonburg Redevelopment & Housing Authority Multi-Family (Stoney Ridge/Dale Forest), VRDN, 0.07%, 1/2/14 (LOC: FHLMC)	5,100,000	5,100,000
Hawaii State Department of Budget & Finance Rev., (Wailuku River Hydroelectric Power), VRDN, 0.10%, 1/7/14 (LOC: Union Bank of California N.A)	7,767,000	7,767,000

Hesperia Public Financing Authority Rev., (1993 Street Improvement Project), VRDN, 0.17%, 1/1/14 (LOC: Bank of the West)	2,080,000	2,080,000
Hesperia Public Financing Authority Rev., VRDN, 0.23%, 1/1/14 (LOC: Bank of the West)	5,505,000	5,505,000
Houston County Development Authority Rev., (Clean Control Corporation), VRDN, 0.14%, 1/2/14 (LOC: Branch Banking & Trust)	1,225,000	1,225,000
Indiana Finance Authority Rev., (New Holland Dairy Leasing), VRDN 0.30%, 1/2/14 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Iowa Finance Authority Private College (Central College), VRDN, 0.05%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	1,050,000	1,050,000
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, 2.61%, 3/15/14(3)	3,000,000	3,014,606
JJB Properties LLC (Rental Property), VRDN, 0.15%, 1/2/14 (LOC: Arvest Bank and FHLB)	3,650,000	3,650,000
Johnson City Health & Educational Facilities Board Rev., (Mountain Street), VRDN, 0.13%, 1/1/14 (LOC: U.S. Bank N.A.)	11,075,000	11,075,000
Kansas Development Finance Authority Rev., 2.23%, 3/1/14	2,300,000	2,307,125
Kentucky Higher Education Student Loan Corp. Rev., Series 2008 A1, VRDN, 0.06%, 1/1/14 (LOC: State Street Bank & Trust Co.)	22,000,000	22,000,000
Kentucky Housing Corp. Rev., Series 2006 T, (Taxable), VRDN, 0.13%, 1/1/14	8,455,000	8,455,000
King County Housing Authority (Auburn Court Apartments), VRDN, 0.07%, 1/2/14 (LOC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.17%, 1/1/14 (LOC: FHLB)	10,825,000	10,825,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.06%, 1/2/14 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.14%, 1/1/14 (LOC: Bayerische Landesbank)	2,500,000	2,500,000
Louisiana Public Facilities Authority Rev., (Dynamic Fuels LLC Project), VRDN, 0.04%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	15,365,000	15,365,000
Maine State Housing Authority Rev., Series 2004 B-3, VRDN, 0.09%, 1/2/14 (SBBPA: State Street Bank & Trust Co.)	5,000,000	5,000,000
Maine State Housing Authority Rev., Series 2005 D3, VRDN, 0.09%, 1/2/14 (SBBPA: State Street Bank & Trust Co.)	3,300,000	3,300,000
Maine State Housing Authority Rev., Series 2008 D, VRDN, 0.09%, 1/2/14 (SBBPA: Mellon Bank N.A.)	20,000,000	20,000,000
Maryland Community Development Administration Rev., Series 2008 C, (Multi-Family Development), VRDN, 0.06%, 1/2/14 (LOC: FHLMC)	5,875,000	5,875,000
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), VRDN, 0.13%, 1/1/14 (LOC: TD Banknorth N.A.)	3,025,000	3,025,000
Massachusetts Water Resources Authority Rev., Series 1999 B, VRDN, 0.04%, 1/1/14 (LOC: Landesbank Hessen-Thuringen Girozentrale)	22,700,000	22,700,000
Metropolitan Washington Airports Authority Rev., Series 2009 D1, VRDN, 0.04%, 1/2/14 (LOC: TD Bank N.A.)	15,020,000	15,020,000
Miami-Dade County Industrial Development Authority Rev., (Ram Investments), VRDN, 0.14%, 1/2/14 (LOC: PNC Bank N.A.)	2,065,000	2,065,000
Michigan Strategic Fund Rev., (Consumers Energy Co.), VRDN, 0.05%, 1/1/14 (LOC: JPMorgan Chase Bank N.A.)	15,000,000	15,000,000
Michigan Strategic Fund Rev., (Orchestra Place), VRDN, 0.30%, 1/1/14 (LOC: Bank of America N.A.)	950,000	950,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 0.19%, 1/2/14 (LOC: BancorpSouth Bank and FHLB)	4,055,000	4,055,000

Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.19%, 1/2/14 (LOC: Trustmark National Bank and FHLB)	2,980,000	2,980,000
Mississippi Business Finance Corp. Rev., Series 2007 B (Taxable Gulfport), VRDN, 0.18%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	2,195,000	2,195,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.07%, 1/2/14 (LOC: Commerce Bank N.A)	3,600,000	3,600,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.07%, 1/2/14 (LOC: Commerce Bank N.A)	4,180,000	4,180,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.10%, 1/2/14 (LOC: Wells Fargo Bank N.A.)	6,767,000	6,767,000
Montgomery County Industrial Development Authority Rev., Series 2007 B, (LaSalle College), VRDN, 0.19%, 1/2/14 (LOC: PNC Bank N.A.)	390,000	390,000
Nassau County Industrial Development Agency Continuing Care Rev., Series 2007 C, (Amsterdam at Harborside), VRDN, 0.25%, 1/1/14 (LOC: Bank of America N.A.)	3,555,000	3,555,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.05%, 1/2/14 (LOC: East West Bank and FHLB)	4,440,000	4,440,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.05%, 1/2/14 (LOC: TD Banknorth N.A.)	8,450,000	8,450,000
New Mexico Hospital Equipment Loan Council Rev., Series 2010 B, (San Juan Regional Medical Center), VRDN, 0.16%, 1/1/14 (LOC: Wells Fargo Bank N.A.)	8,480,000	8,480,000
New York City Housing Development Corp. Rev., Series 2003 A, (Upper East Lease Associations), VRDN, 0.11%, 1/1/14 (LOC: Landesbank Baden-Wurttemberg)	10,900,000	10,900,000
New York City Housing Development Corp. Rev., Series 2003 B, VRDN, 0.30%, 1/1/14 (LOC: Landesbank Baden-Wurttemberg)	1,700,000	1,700,000
New York City Housing Development Corp. Rev., Series 2006 B, VRDN, 0.10%, 1/1/14 (LOC: FNMA)	1,870,000	1,870,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.04%, 1/2/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,410,000	2,410,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.05%, 1/2/14 (SBBPA: Landesbank Baden-Wurttemberg)	3,050,000	3,050,000
New York State Housing Finance Agency Rev., Series 2007 B (316 Eleventh Avenue), VRDN, 0.10%, 1/1/14 (LOC: FNMA)	6,800,000	6,800,000
New York State Housing Finance Agency Rev., Series 2010 B (8 East 102nd Street), VRDN, 0.10%, 1/1/14 (LOC: TD Bank N.A.)	8,010,000	8,010,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 0.08%, 1/1/14 (SBBPA: Branch Banking & Trust)	24,340,000	24,340,000
Northstar Student Loan Trust II Rev., (Adjustable Student Loan), VRDN, 0.11%, 1/2/14 (LOC: Royal Bank of Canada)	4,478,000	4,478,000
Oregon State Facilities Authority, Series 2003 A, (Housing Vintage at Bend Apartments), VRDN, 0.08%, 1/2/14 (LOC: FNMA)	5,395,000	5,395,000
Oregon State Housing & Community Services Department, Series 2009 B1, (Pearl Family Housing), VRDN, 0.05%, 1/2/14 (LOC: U.S. Bank N.A.)	3,545,000	3,545,000
Osceola County Housing Finance Authority Rev., Series 2002 B (Regatta Bay Apartments), VRDN, 0.11%, 1/1/14 (LOC: FNMA)	1,210,000	1,210,000
Port Freeport (BASF Corp.), VRDN, 0.20%, 1/1/14	6,600,000	6,600,000
Port Freeport (Multi Mode-BASF Corp), VRDN, 0.20%, 1/1/14	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources), VRDN, 0.06%, 1/1/14 (GA: Flint Hills Resources LLC)	10,000,000	10,000,000

Port of Corpus Christi Authority of Nueces County, Series 2002 A, (Flint Hillls Resources), VRDN, 0.07%, 1/1/14 (GA: Flint Hills Resources LLC)	15,000,000	15,000,000
Putnam County Development Authority Rev., Series 1996, (Georgia Power Co.- Plant Branch), VRDN, 0.05%, 1/2/14	8,000,000	8,000,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.05%, 1/2/14	6,800,000	6,800,000
San Francisco City & County Redevelopment Agency Rev., Series 1999 D, VRDN, 0.08%, 1/1/14 (LOC: FNMA)	2,600,000	2,600,000
Scranton Redevelopment Authority Rev., VRDN, 0.19%, 1/2/14 (LOC: PNC Bank N.A.)	5,880,000	5,880,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.14%, 1/2/14 (LOC: PNC Bank N.A.)	2,465,000	2,465,000
Sheridan Redevelopment Agency Tax Allocation Rev., (South Santa Fe Drive), VRDN, 0.11%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	9,975,000	9,975,000
South Dakota Health & Educational Facilities Authority Rev., (Regional Health, Inc.), VRDN, 0.05%, 1/2/14 (LOC: U.S. Bank N.A.)	33,370,000	33,370,000
South Dakota Housing Development Authority Rev., Series 2005 G, (Homeownership Mortgage), VRDN, 0.06%, 1/2/14	6,300,000	6,300,000
Southwestern Illinois Development Authority Rev., (Waste Management Inc.), VRDN, 0.10%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	3,700,000	3,700,000
State of California Rev., Series 2013 A-2, 2.00%, 6/23/14	2,500,000	2,520,930
State of Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.08%, 1/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	12,470,000	12,470,000
State of Texas GO, Series 2003 A, (Veterans Housing Fund), VRDN, 0.08%, 1/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,330,000	5,330,000
Town of Hillsborough COP, Series 2000 B, (Water & Sewer System), VRDN, 0.11%, 1/2/14 (SBBPA: JPMorgan Chase Bank N.A.)	6,100,000	6,100,000
University of California Rev., Series 2013 AG (Taxable General), 0.18%, 5/15/14	3,500,000	3,498,449
University of Kansas Hospital Authority (Health System), VRDN, 0.05%, 1/2/14 (LOC: U.S. Bank N.A.)	5,660,000	5,660,000
Washington State Housing Finance Commission Rev., (Merrill Gardens Queen Anne LLC), VRDN, 0.15%, 1/2/14 (LOC: FNMA)	905,000	905,000
Washington State Housing Finance Commission Rev., (Vintage Chehalis Senior Living), VRDN, 0.08%, 1/2/14 (LOC: FNMA)	8,190,000	8,190,000
Washington State Housing Finance Commission Rev., Series 1996 A, (Brittany Park LLC), VRDN, 0.08%, 1/2/14 (LOC: FNMA)	8,930,000	8,930,000
Washington State Housing Finance Commission Rev., Series 2004 A (Vintage Burien Senior Living), VRDN, 0.08%, 1/2/14 (LOC: FNMA)	6,570,000	6,570,000
Washington State Housing Finance Commission Rev., Series 2005 B (Taxable Cedar Ridge), VRDN, 0.14%, 1/2/14 (LOC: East West Bank and FHLB)	2,895,000	2,895,000
Washington State Housing Finance Commission Rev., Series 2005 B (The Lodge At Eagle Ridge), VRDN, 0.14%, 1/2/14 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
West Covina Public Financing Authority Rev., Series 1999, (Subordinate Lien), VRDN, 0.22%, 1/3/14 (LOC: Wells Fargo Bank N.A.)	1,840,000	1,840,000
Westchester County Healthcare Corp. Rev., Series 2010 D, (Senior Lien), VRDN, 0.12%, 1/1/14 (LOC: TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Authority Rev, Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.06%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	13,190,000	13,190,000
Wisconsin Health & Educational Facilities Authority Rev., (Edgewood College), VRDN, 0.05%, 1/2/14 (LOC: U.S. Bank N.A.)	2,940,000	2,940,000
Wisconsin Health & Educational Facilities Authority Rev., (National Regency of New Berlin), VRDN, 0.06%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	7,155,000	7,155,000

Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A, (Fort Healthcare, Inc.), VRDN, 0.06%, 1/2/14 (LOC: JPMorgan Chase Bank N.A.)	2,365,000	2,365,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.45%, 1/1/14 (SBBPA: BNP Paribas Fortis SA/NV)	5,100,000	5,100,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.45%, 1/1/14 (SBBPA: BNP Paribas Fortis SA/NV)	1,725,000	1,725,000

TOTAL MUNICIPAL SECURITIES		721,245,110

U.S. GOVERNMENT AGENCY SECURITIES — 10.4%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.2%
Federal Farm Credit Bank, VRN, 0.16%, 1/7/14	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 0.11%, 1/5/14	25,000,000	25,000,000
Federal Home Loan Bank, VRN, 0.13%, 1/6/14	30,000,000	30,000,000

		75,000,000

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 7.2%
Federal Farm Credit Bank, 2.625%, 4/17/14	1,000,000	1,007,040
Federal Farm Credit Bank, 4.375%, 6/30/14	1,000,000	1,020,581
Federal Home Loan Bank, 0.375%, 1/29/14	500,000	500,097
Federal Home Loan Bank, 0.30%, 2/13/14	1,000,000	1,000,136
Federal Home Loan Bank, 3.75%, 3/14/14	1,000,000	1,007,006
Federal Home Loan Bank, 0.17%, 4/17/14	30,000,000	29,998,427
Federal Home Loan Bank, 0.375%, 6/12/14	500,000	500,384
Federal Home Loan Bank, 2.50%, 6/13/14	1,000,000	1,010,274
Federal Home Loan Bank, 0.20%, 6/19/14	20,000,000	19,999,378
Federal Home Loan Bank, 0.17%, 8/20/14	35,000,000	34,997,342
Federal Home Loan Bank, 0.20%, 8/29/14	7,500,000	7,500,000
Federal Home Loan Bank, 0.125%, 9/3/14	30,000,000	29,988,438
Federal Home Loan Bank, 0.17%, 9/12/14	20,000,000	19,997,570
Federal Home Loan Bank, 0.20%, 12/30/14	10,000,000	10,000,000
Federal Home Loan Bank Discount Notes, 0.00%, 4/11/14(4)	7,000,000	6,996,695

		165,523,368

TOTAL U.S. GOVERNMENT AGENCY SECURITIES		240,523,368

CORPORATE BONDS — 9.4%

BNP Paribas SA, VRN, 1.14%, 1/10/14	12,623,000	12,625,965
Bottling Group LLC, 6.95%, 3/15/14 (LOC: PepsiCo, Inc.)	9,407,000	9,531,053
Calvert Crossing Golf Club LLC, VRDN, 0.21%, 1/2/14 (LOC: FHLB)	1,776,000	1,776,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.16%, 1/2/14 (LOC: FHLB)	19,259,000	19,259,000
General Electric Capital Corp., 2.10%, 1/7/14	19,844,000	19,849,994
General Electric Capital Corp., 5.90%, 5/13/14	5,811,000	5,931,025
General Electric Capital Corp., MTN, VRN, 0.87%, 1/7/14	5,000,000	5,009,013
Herman & Kittle Capital LLC, VRDN, 0.28%, 1/2/14 (LOC: FHLB)	1,205,000	1,205,000
HHH Investment Co., VRDN, 0.24%, 1/2/14 (LOC: Bank of the West)	6,500,000	6,500,000
High Track LLC, VRDN, 0.17%, 1/2/14 (LOC: FHLB)	2,400,000	2,400,000
KDF Claremont LP, VRDN, 0.16%, 1/2/14 (LOC: FHLB)	12,500,000	12,500,000
Labcon North America, VRDN, 0.24%, 1/1/14 (LOC: Bank of the West)	1,595,000	1,595,000
Northcreek Church, VRDN, 0.32%, 1/2/14 (LOC: FHLB)	9,355,000	9,355,000
PepsiAmericas, Inc., 4.375%, 2/15/14 (LOC: PepsiCo, Inc.)	9,750,000	9,796,192
Providence Health & Services - Washington, VRDN, 0.13%, 1/9/14 (LOC: U.S. Bank N.A.)	5,950,000	5,950,000

RMD Note Issue LLC, VRDN, 0.17%, 1/1/14 (LOC: FHLB)	9,245,000	9,245,000
Saddleback Valley Community Church, VRDN, 0.09%, 1/2/14 (LOC: FHLB)	8,765,000	8,765,000
Salvation Army (The), VRDN, 0.12%, 1/2/14 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.12%, 1/2/14 (LOC: Bank of New York Mellon)	8,000,000	8,000,000
Shell International Finance BV, 4.00%, 3/21/14 (LOC: Royal Dutch Shell, plc)	41,647,000	41,982,638
Sidal Realty Co. LP, VRDN, 0.35%, 1/3/14 (LOC: Wells Fargo Bank N.A.)	6,325,000	6,325,000
US Bank N.A., 6.30%, 2/4/14	2,695,000	2,710,037
Varenna Care Center LP, VRDN, 0.16%, 1/2/14 (LOC: FHLB)	8,765,000	8,765,000

TOTAL CORPORATE BONDS		216,575,917

CERTIFICATES OF DEPOSIT — 8.3%

Bank of Montreal, 0.17%, 1/14/14	50,000,000	50,000,000
Bank of Montreal, 0.16%, 3/3/14	40,000,000	40,000,000
Bank of Nova Scotia, 0.21%, 4/22/14	50,000,000	50,000,000
Royal Bank of Canada, 0.31%, 2/3/14	41,000,000	41,004,403
Royal Bank of Canada, 0.30%, 2/21/14	11,200,000	11,201,574

TOTAL CERTIFICATES OF DEPOSIT		192,205,977

U.S. TREASURY SECURITIES — 1.8%

U.S. Treasury Notes, 1.75%, 3/31/14	10,000,000	10,040,043
U.S. Treasury Notes, 2.625%, 7/31/14	30,000,000	30,424,692

TOTAL U.S. TREASURY SECURITIES		40,464,735

TEMPORARY CASH INVESTMENTS†

SSgA U.S. Government Money Market Fund	483,040	483,040

TOTAL INVESTMENT SECURITIES — 99.7%		2,303,424,594

OTHER ASSETS AND LIABILITIES — 0.3%		7,566,952

TOTAL NET ASSETS — 100.0%		$2,310,991,546

Notes to Schedule of Investments
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)

Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $684,736,902, which represented 29.6% of total net assets. None of these securities were considered illiquid.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Commercial Paper	—	891,926,447	—
Municipal Securities	—	721,245,110	—
U.S. Government Agency Securities	—	240,523,368	—
Corporate Bonds	—	216,575,917	—
Certificates of Deposit	—	192,205,977	—
U.S. Treasury Securities	—	40,464,735	—
Temporary Cash Investments	483,040	—	—

Total Value of Investment Securities	483,040	2,302,941,554	—

3. Federal Tax Information

As of December 31, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,303,424,594

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Fund

December 31, 2013

Short Duration - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 52.3%

AEROSPACE AND DEFENSE — 0.4%
L-3 Communications Corp., 3.95%, 11/15/16	1,500,000	1,592,622

AUTOMOBILES — 2.3%
American Honda Finance Corp., 1.85%, 9/19/14(1)	1,000,000	1,010,006
American Honda Finance Corp., 1.00%, 8/11/15(1)	1,000,000	1,004,319
American Honda Finance Corp., 1.125%, 10/7/16	1,000,000	1,004,695
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	750,000	754,694
Daimler Finance North America LLC, 1.25%, 1/11/16(1)	1,000,000	1,001,151
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	2,000,000	2,064,234
Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,000,000	1,026,397
Toyota Motor Credit Corp., 0.875%, 7/17/15	1,000,000	1,006,528
Toyota Motor Credit Corp., MTN, 1.25%, 11/17/14	1,000,000	1,008,528
Volkswagen International Finance NV, 1.625%, 3/22/15(1)	400,000	404,636

		10,285,188

BEVERAGES — 1.2%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	2,000,000	2,010,720
PepsiCo, Inc., 0.80%, 8/25/14	1,400,000	1,403,791
PepsiCo, Inc., 0.70%, 8/13/15	1,000,000	1,001,459
SABMiller Holdings, Inc., 1.85%, 1/15/15(1)	1,000,000	1,012,246

		5,428,216

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 1.875%, 11/15/14	1,250,000	1,264,201

BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16	550,000	618,750

CAPITAL MARKETS — 0.1%
Mellon Funding Corp., 5.00%, 12/1/14	500,000	520,190

CHEMICALS — 1.0%
Ashland, Inc., 3.00%, 3/15/16	1,000,000	1,025,000
Eastman Chemical Co., 2.40%, 6/1/17	990,000	1,001,048
Ecolab, Inc., 2.375%, 12/8/14	1,000,000	1,015,893
Ecolab, Inc., 1.00%, 8/9/15	330,000	331,158
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	900,000	939,375

		4,312,474

COMMERCIAL BANKS — 4.7%
Bank of Nova Scotia, 1.85%, 1/12/15	1,000,000	1,015,375
Barclays Bank plc, 5.00%, 9/22/16	1,000,000	1,101,575
BB&T Corp., MTN, 5.70%, 4/30/14	500,000	508,662
Capital One Financial Corp., 2.125%, 7/15/14	1,300,000	1,310,478
Capital One Financial Corp., 1.00%, 11/6/15	1,000,000	1,000,019
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	500,000	513,113
European Investment Bank, 0.875%, 12/15/14	2,000,000	2,011,980
Fifth Third Bancorp, 3.625%, 1/25/16	1,000,000	1,051,057
HSBC Bank plc, 3.50%, 6/28/15(1)	500,000	521,353
HSBC Bank plc, 3.10%, 5/24/16(1)	1,000,000	1,047,991
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	500,000	554,829
PNC Funding Corp., 3.625%, 2/8/15	740,000	765,682

Royal Bank of Canada, MTN, 1.45%, 10/30/14	1,300,000	1,312,459
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,300,000	1,388,001
Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	1,000,000	1,005,689
US Bank N.A., 6.30%, 2/4/14	1,000,000	1,004,929
Wachovia Bank N.A., 5.00%, 8/15/15	1,500,000	1,600,257
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	2,400,000	2,629,536
Wells Fargo & Co., 3.68%, 6/15/16	1,000,000	1,065,304

		21,408,289

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Waste Management, Inc., 2.60%, 9/1/16	1,000,000	1,032,764

COMMUNICATIONS EQUIPMENT — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	300,000	297,294

COMPUTERS AND PERIPHERALS — 0.7%
Dell, Inc., 2.30%, 9/10/15	210,000	211,837
Dell, Inc., 3.10%, 4/1/16	445,000	451,119
Hewlett-Packard Co., 2.65%, 6/1/16	1,500,000	1,546,380
Seagate HDD Cayman, 6.875%, 5/1/20	1,000,000	1,086,250

		3,295,586

CONSUMER FINANCE — 1.4%
American Express Credit Corp., MTN, 1.75%, 6/12/15	2,000,000	2,032,998
CIT Group, Inc., 5.00%, 5/15/17	600,000	643,500
Credit Suisse (New York), 5.50%, 5/1/14	380,000	386,226
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18(1)	250,000	256,250
HSBC Finance Corp., 5.50%, 1/19/16	1,100,000	1,193,085
John Deere Capital Corp., 0.95%, 6/29/15	1,000,000	1,007,727
SLM Corp., MTN, 6.25%, 1/25/16	607,000	657,836

		6,177,622

CONTAINERS AND PACKAGING — 0.4%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)	630,000	680,400
Ball Corp., 6.75%, 9/15/20	1,000,000	1,092,500

		1,772,900

DIVERSIFIED FINANCIAL SERVICES — 8.4%
Ally Financial, Inc., 4.50%, 2/11/14	1,000,000	1,005,625
Ally Financial, Inc., 8.30%, 2/12/15	620,000	668,050
Ally Financial, Inc., 2.75%, 1/30/17	1,000,000	1,006,250
Bank of America Corp., 4.50%, 4/1/15	3,260,000	3,411,574
Bank of America Corp., 3.75%, 7/12/16	1,500,000	1,595,536
Bank of America Corp., 5.75%, 8/15/16	1,000,000	1,103,414
BNP Paribas SA, MTN, 1.25%, 12/12/16	1,000,000	1,001,376
Caterpillar Financial Services Corp., MTN, 1.10%, 5/29/15	1,000,000	1,008,409
Citigroup, Inc., 6.01%, 1/15/15	3,000,000	3,159,930
Citigroup, Inc., 4.875%, 5/7/15	500,000	524,709
Citigroup, Inc., 4.75%, 5/19/15	850,000	894,715
Citigroup, Inc., 1.25%, 1/15/16	1,000,000	1,003,767
Citigroup, Inc., 3.95%, 6/15/16	2,000,000	2,128,920
General Electric Capital Corp., 2.15%, 1/9/15	3,500,000	3,565,002
General Electric Capital Corp., 1.00%, 12/11/15	2,000,000	2,016,990
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,000,000	1,081,178
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	400,000	417,941
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	2,700,000	2,834,878

JPMorgan Chase & Co., 3.45%, 3/1/16	1,000,000	1,049,334
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,573,421
JPMorgan Chase & Co., MTN, 1.875%, 3/20/15	2,000,000	2,027,646
Morgan Stanley, 2.875%, 1/24/14	800,000	801,050
Morgan Stanley, 1.75%, 2/25/16	1,000,000	1,013,900
Morgan Stanley, MTN, 6.00%, 4/28/15	2,000,000	2,130,752
UBS AG, MTN, 5.875%, 7/15/16	1,000,000	1,112,524

		38,136,891

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc., 2.50%, 8/15/15	1,000,000	1,027,104
AT&T, Inc., 0.80%, 12/1/15	1,000,000	997,942
AT&T, Inc., 2.95%, 5/15/16	1,000,000	1,043,281
Deutsche Telekom International Finance BV, 3.125%, 4/11/16(1)	1,000,000	1,042,043
Orange SA, 2.125%, 9/16/15	730,000	744,339
Telecom Italia Capital SA, 5.25%, 10/1/15	1,000,000	1,052,500
Telefonica Emisiones SAU, 3.73%, 4/27/15	500,000	517,821
Verizon Communications, Inc., 1.95%, 3/28/14	1,000,000	1,003,732
Verizon Communications, Inc., 1.25%, 11/3/14	1,000,000	1,006,010
Verizon Communications, Inc., 2.50%, 9/15/16	3,000,000	3,103,917
Windstream Corp., 7.875%, 11/1/17	590,000	677,025

		12,215,714

ELECTRIC UTILITIES — 0.2%
AES Corp. (The), 7.75%, 10/15/15	670,000	743,700

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	571,250

ENERGY EQUIPMENT AND SERVICES — 0.4%
Ensco plc, 3.25%, 3/15/16	1,000,000	1,044,541
Transocean, Inc., 5.05%, 12/15/16	800,000	884,282

		1,928,823

FOOD AND STAPLES RETAILING — 0.7%
CVS Caremark Corp., 1.20%, 12/5/16	500,000	500,828
Dollar General Corp., 4.125%, 7/15/17	200,000	212,438
Safeway, Inc., 3.40%, 12/1/16	1,000,000	1,041,056
Walgreen Co., 1.00%, 3/13/15	1,500,000	1,506,612

		3,260,934

FOOD PRODUCTS — 1.4%
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,002,187
General Mills, Inc., 0.875%, 1/29/16	500,000	498,800
Kraft Foods Group, Inc., 1.625%, 6/4/15	2,000,000	2,026,114
Mondelez International, Inc., 4.125%, 2/9/16	1,865,000	1,978,088
Tyson Foods, Inc., 6.60%, 4/1/16	750,000	837,589

		6,342,778

GAS UTILITIES — 1.7%
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	800,000	845,414
Enterprise Products Operating LLC, 5.60%, 10/15/14	1,000,000	1,039,339
Enterprise Products Operating LLC, 1.25%, 8/13/15	670,000	674,720
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	1,250,000	1,308,069
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,000,000	1,090,000

TransCanada PipeLines Ltd., 0.875%, 3/2/15	1,500,000	1,504,795
Williams Partners LP, 3.80%, 2/15/15	1,300,000	1,343,427

		7,805,764

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.4%
Biomet, Inc., 6.50%, 8/1/20	855,000	902,025
Covidien International Finance SA, 1.35%, 5/29/15	1,000,000	1,007,686

		1,909,711

HEALTH CARE PROVIDERS AND SERVICES — 1.5%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	641,000	663,435
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	855,000	869,962
Express Scripts Holding Co., 2.75%, 11/21/14	750,000	764,611
Express Scripts Holding Co., 2.10%, 2/12/15	1,500,000	1,522,156
Healthsouth Corp., 8.125%, 2/15/20	815,000	897,519
Tenet Healthcare Corp., 6.25%, 11/1/18	620,000	688,975
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,000,000	1,004,447
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	328,063

		6,739,168

HOTELS, RESTAURANTS AND LEISURE — 0.3%
Carnival Corp., 1.20%, 2/5/16	650,000	648,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	650,000	732,875

		1,381,375

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc., 3.625%, 2/15/18	1,000,000	1,018,750
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,052,500
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	693,600

		2,764,850

HOUSEHOLD PRODUCTS — 0.2%
Jarden Corp., 7.50%, 1/15/20	1,000,000	1,085,000

INDUSTRIAL CONGLOMERATES — 0.5%
Bombardier, Inc., 7.50%, 3/15/18(1)	600,000	685,500
General Electric Co., 0.85%, 10/9/15	1,000,000	1,005,110
Tyco Electronics Group SA, 1.60%, 2/3/15	500,000	505,056

		2,195,666

INSURANCE — 1.1%
American International Group, Inc., 4.875%, 9/15/16	1,000,000	1,098,953
Berkshire Hathaway, Inc., 0.80%, 2/11/16	1,000,000	1,001,205
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	410,000	426,076
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	400,000	444,697
International Lease Finance Corp., 4.875%, 4/1/15	600,000	623,250
MetLife, Inc., 2.375%, 2/6/14	500,000	500,917
Metropolitan Life Global Funding I, 1.70%, 6/29/15(1)	1,000,000	1,015,401

		5,110,499

IT SERVICES — 0.7%
Computer Sciences Corp., 2.50%, 9/15/15	1,000,000	1,021,142
International Business Machines Corp., 0.875%, 10/31/14	2,000,000	2,008,494

		3,029,636

LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Thermo Fisher Scientific, Inc., 2.05%, 2/21/14	1,000,000	1,001,672

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	1,200,000	1,255,181
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	600,000	597,794

		2,854,647

MACHINERY — 0.2%
Caterpillar, Inc., 0.95%, 6/26/15	1,000,000	1,006,499

MEDIA — 3.3%
Comcast Corp., 5.30%, 1/15/14	1,560,000	1,562,303
Comcast Corp., 5.90%, 3/15/16	500,000	552,452
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	1,500,000	1,544,913
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.50%, 3/1/16	1,295,000	1,359,982
Discovery Communications LLC, 3.70%, 6/1/15	500,000	520,456
DISH DBS Corp., 7.125%, 2/1/16	500,000	555,000
Embarq Corp., 7.08%, 6/1/16	1,000,000	1,117,960
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	410,000	427,938
NBCUniversal Media LLC, 2.10%, 4/1/14	1,220,000	1,225,281
Time Warner, Inc., 3.15%, 7/15/15	1,250,000	1,295,477
Time Warner, Inc., 5.875%, 11/15/16	1,000,000	1,128,847
Univision Communications, Inc., 6.875%, 5/15/19(1)	850,000	912,687
Viacom, Inc., 4.375%, 9/15/14	1,500,000	1,539,388
Virgin Media Secured Finance plc, 6.50%, 1/15/18	1,000,000	1,038,750

		14,781,434

METALS AND MINING — 0.9%
ArcelorMittal, 4.25%, 2/25/15	1,100,000	1,133,000
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)	640,000	683,200
Glencore Funding LLC, 1.70%, 5/27/16(1)	1,000,000	1,001,429
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	1,000,000	1,014,068

		3,831,697

MULTI-UTILITIES — 2.2%
Calpine Corp., 7.875%, 7/31/20(1)	889,000	977,900
CMS Energy Corp., 4.25%, 9/30/15	1,060,000	1,117,262
Commonwealth Edison Co., 1.625%, 1/15/14	980,000	980,437
Dominion Resources, Inc., 2.25%, 9/1/15	1,000,000	1,025,234
DPL, Inc., 6.50%, 10/15/16	500,000	543,750
GenOn Energy, Inc., 7.875%, 6/15/17	675,000	745,875
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	1,000,000	1,005,476
NextEra Energy Capital Holdings, Inc., 1.34%, 9/1/15	1,000,000	1,007,073
NRG Energy, Inc., 7.625%, 1/15/18	595,000	681,275
Sempra Energy, 2.00%, 3/15/14	1,163,000	1,166,652
Sempra Energy, 6.50%, 6/1/16	750,000	844,329

		10,095,263

MULTILINE RETAIL — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	800,000	897,885

OFFICE ELECTRONICS — 0.1%
Xerox Corp., 4.25%, 2/15/15	500,000	518,857

OIL, GAS AND CONSUMABLE FUELS — 2.8%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	485,000	420,738
Anadarko Petroleum Corp., 5.75%, 6/15/14	600,000	612,653
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	445,877
BP Capital Markets plc, 3.20%, 3/11/16	1,000,000	1,050,576
Chevron Corp., 0.89%, 6/24/16	1,000,000	1,002,987

CNOOC Finance 2013 Ltd., 1.125%, 5/9/16	1,000,000	996,830
EOG Resources, Inc., 2.95%, 6/1/15	400,000	414,172
Marathon Petroleum Corp., 3.50%, 3/1/16	985,000	1,029,036
Peabody Energy Corp., 7.375%, 11/1/16	400,000	452,000
Petrobras Global Finance BV, 2.00%, 5/20/16	1,000,000	1,001,709
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/15	1,000,000	1,017,502
Petrohawk Energy Corp., 7.875%, 6/1/15	1,000,000	1,026,500
Phillips 66, 1.95%, 3/5/15	1,000,000	1,014,224
Plains Exploration & Production Co., 6.125%, 6/15/19	1,000,000	1,094,031
Total Capital International SA, 1.00%, 8/12/16	1,000,000	1,002,262

		12,581,097

PERSONAL PRODUCTS — 0.7%
Elizabeth Arden, Inc., 7.375%, 3/15/21	675,000	739,125
Procter & Gamble Co. (The), 0.70%, 8/15/14	1,300,000	1,303,531
Procter & Gamble Co. (The), 4.85%, 12/15/15	1,000,000	1,082,087

		3,124,743

PHARMACEUTICALS — 2.6%
AbbVie, Inc., 1.20%, 11/6/15	2,700,000	2,728,685
GlaxoSmithKline Capital plc, 0.75%, 5/8/15	1,000,000	1,004,309
Mylan, Inc., 1.80%, 6/24/16(1)	1,000,000	1,020,074
Mylan, Inc., 1.35%, 11/29/16	690,000	689,171
Mylan, Inc., 7.875%, 7/15/20(1)	2,000,000	2,263,232
Perrigo Co. plc, 1.30%, 11/8/16(1)	1,500,000	1,495,729
Sanofi, 1.20%, 9/30/14	950,000	956,031
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	508,000	524,510
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	1,001,593

		11,683,334

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.8%
American Tower Corp., 4.625%, 4/1/15	600,000	627,751
Boston Properties LP, 5.00%, 6/1/15	900,000	952,550
HCP, Inc., 3.75%, 2/1/16	600,000	630,765
HCP, Inc., 6.00%, 1/30/17	900,000	1,009,044
Health Care REIT, Inc., 3.625%, 3/15/16	650,000	681,328
ProLogis LP, 6.125%, 12/1/16	1,055,000	1,188,883
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	867,277
Simon Property Group LP, 5.75%, 12/1/15	1,000,000	1,083,594
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	1,200,000	1,248,566

		8,289,758

ROAD AND RAIL — 0.7%
Norfolk Southern Corp., 5.26%, 9/17/14	121,000	125,040
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(1)	1,000,000	1,008,270
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	620,000	635,505
Union Pacific Corp., 4.875%, 1/15/15	1,275,000	1,332,162

		3,100,977

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.2%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	660,000	678,150

SOFTWARE — 0.2%
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	102,734
Intuit, Inc., 5.75%, 3/15/17	200,000	223,706

Oracle Corp., 3.75%, 7/8/14	650,000	661,307

		987,747

SPECIALTY RETAIL — 0.7%
Hertz Corp. (The), 6.75%, 4/15/19	675,000	730,688
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,000,000	1,110,000
United Rentals North America, Inc., 5.75%, 7/15/18	1,350,000	1,449,562

		3,290,250

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	611,000	670,573

TOBACCO — 0.2%
Altria Group, Inc., 4.125%, 9/11/15	800,000	844,542

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
America Movil SAB de CV, 2.375%, 9/8/16	1,000,000	1,034,098
Sprint Communications, 6.00%, 12/1/16	1,000,000	1,093,750
T-Mobile USA, Inc., 6.46%, 4/28/19	1,000,000	1,065,000
Vodafone Group plc, 2.875%, 3/16/16	1,000,000	1,037,578

		4,230,426

TOTAL CORPORATE BONDS (Cost $234,595,046)		236,695,734

U.S. TREASURY SECURITIES — 26.1%

U.S. Treasury Notes, 1.75%, 7/31/15	31,000,000	31,726,578
U.S. Treasury Notes, 0.25%, 10/31/15	2,300,000	2,296,900
U.S. Treasury Notes, 0.375%, 11/15/15(2)	12,000,000	12,008,676
U.S. Treasury Notes, 0.25%, 11/30/15	2,200,000	2,195,745
U.S. Treasury Notes, 1.375%, 11/30/15	23,000,000	23,447,879
U.S. Treasury Notes, 0.375%, 1/15/16	4,500,000	4,498,596
U.S. Treasury Notes, 1.50%, 7/31/16	8,200,000	8,387,386
U.S. Treasury Notes, 0.625%, 12/15/16	33,500,000	33,362,583

TOTAL U.S. TREASURY SECURITIES (Cost $117,931,914)		117,924,343

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 7.5%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	650,820	666,042
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.87%, 1/1/14	941,605	934,425
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	125,532	128,764
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	391,146	401,279
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	712,194	647,427
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 1/1/14	381,333	375,739
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.26%, 1/1/14	208,373	204,782
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	125,245	129,319
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	454,714	469,706

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	332,136	345,555
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	12,328	12,104
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.51%, 1/1/14	41,404	40,970
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.22%, 1/1/14	851,988	838,201
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.56%, 1/1/14	370,186	363,598
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 1/1/14	1,290,412	1,284,922
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	168,537	170,248
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.70%, 1/1/14	1,008,353	967,236
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/14(1)	1,002,940	973,492
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 1/1/14	808,948	830,434
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	225,792	241,050
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 1/1/14	1,217,700	1,201,217
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	316,423	334,054
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	347,796	366,946
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.30%, 1/1/14	318,573	321,036
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 1/1/14	1,219,299	1,233,037
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	85,846	88,107
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.63%, 1/1/14	1,111,665	1,125,244
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.66%, 1/1/14	666,642	678,576
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.65%, 1/1/14	1,059,672	1,079,160
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	358,508	370,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	824,698	799,097
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	102,517	102,553
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/14	233,511	208,071
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.63%, 1/1/14	985,912	976,446
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.71%, 1/1/14	704,387	661,837
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.64%, 1/1/14	1,188,340	1,104,132
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	246,521	239,353
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	377,119	358,561

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	297,028	309,458
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	695,801	728,352
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	95,609	98,848
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	253,854	261,715

		22,672,006

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	53,204	54,231
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	569,391	595,207
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	173,547	177,332
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	806,592	834,233
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	427,227	450,120
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,401,489	2,530,605
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	548,108	577,596
FNMA, Series 2003-76, Class DE SEQ, 4.00%, 9/25/31	194,034	194,193
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	1,359,185	1,432,221
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,354,332	1,431,432
FNMA, Series 2006-60, Class KF, VRN, 0.46%, 1/25/14	2,001,892	2,002,765
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	524,206	533,198
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	572,804	592,835

		11,405,968

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,649,804)		34,077,974

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.6%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	165,128	165,034
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	31,477	31,542
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/1/14	1,050,000	1,111,898
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/14	450,000	480,453
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.22%, 1/1/14	221,554	223,554
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 1/1/14	725,000	776,333
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	98,110	98,120
Commercial Mortgage Trust, Series 2004-GG1, Class A7 SEQ, VRN, 5.32%, 1/1/14	557,090	560,114
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/1/14	283,426	283,963
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 1/1/14	1,452,000	1,466,250
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/14	1,075,000	1,103,402

GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/14	1,014,965	1,025,453
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	820,613	850,799
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,480,611	1,534,596
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	235,776	241,359
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.49%, 1/11/14	140,634	141,599
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,140,429	1,153,193
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	904,114	940,085
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/14	700,000	742,012
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 1/11/14	600,000	643,403
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	68,373	68,391
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	1,427,183	1,460,311
Morgan Stanley Capital I, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	2,100,000	2,203,602
VNO Mortgage Trust, Series 2013-PENN, Class D, VRN, 3.95%, 1/1/14(1)	600,000	574,304
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.29%, 1/1/14	867,567	875,550
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	37,814	38,123
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,850,000	1,892,527

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,062,973)		20,685,970

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 4.2%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.2%
FHLMC, VRN, 1.76%, 1/15/14	454,125	457,690
FHLMC, VRN, 1.84%, 1/15/14	799,562	809,148
FHLMC, VRN, 1.97%, 1/15/14	595,117	606,959
FHLMC, VRN, 1.98%, 1/15/14	736,374	749,669
FHLMC, VRN, 2.07%, 1/15/14	1,342,257	1,346,087
FHLMC, VRN, 2.36%, 1/15/14	788,676	775,410
FHLMC, VRN, 2.37%, 1/15/14	1,452,165	1,424,185
FHLMC, VRN, 2.41%, 1/15/14	253,865	270,285
FHLMC, VRN, 2.57%, 1/15/14	774,493	812,905
FHLMC, VRN, 2.61%, 1/15/14	137,007	146,104
FHLMC, VRN, 2.67%, 1/15/14	1,087,742	1,121,135
FHLMC, VRN, 3.29%, 1/15/14	601,047	624,106
FHLMC, VRN, 3.59%, 1/15/14	768,099	817,409
FHLMC, VRN, 3.76%, 1/15/14	1,074,495	1,121,561
FHLMC, VRN, 4.05%, 1/15/14	355,347	375,743
FHLMC, VRN, 4.39%, 1/15/14	733,013	759,640
FHLMC, VRN, 5.12%, 1/15/14	653,461	678,432
FHLMC, VRN, 5.36%, 1/15/14	415,238	434,235

FHLMC, VRN, 6.12%, 1/15/14	183,255	193,394
FNMA, VRN, 1.90%, 1/25/14	822,983	869,832
FNMA, VRN, 1.94%, 1/25/14	817,196	867,861
FNMA, VRN, 2.37%, 1/25/14	120,730	128,066
FNMA, VRN, 2.45%, 1/25/14	14,843	15,743
FNMA, VRN, 3.02%, 1/25/14	1,197,367	1,214,642
FNMA, VRN, 3.32%, 1/25/14	1,031,047	1,061,991
FNMA, VRN, 3.36%, 1/25/14	304,202	324,949
FNMA, VRN, 3.56%, 1/25/14	420,077	449,811
FNMA, VRN, 5.33%, 1/25/14	502,655	540,390

		18,997,382

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
FHLMC, 5.50%, 12/1/36	9,312	10,191
FNMA, 5.00%, 7/1/20	51,236	55,218
FNMA, 5.50%, 7/1/36	9,440	10,379

		75,788

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $19,179,846)		19,073,170

MUNICIPAL SECURITIES — 2.5%

California GO, 5.25%, 4/1/14	1,000,000	1,012,730
Illinois GO, 4.42%, 1/1/15	1,000,000	1,032,280
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, 2.61%, 3/15/14(4)	400,000	401,884
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,930,000	1,531,301
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	365,000	299,220
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	370,000	303,319
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	1,870,000	1,549,575
Puerto Rico Electric Power Authority Rev., Series 2012 B, 5.00%, 7/1/16	1,875,000	1,691,850
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/18	2,025,000	1,695,978
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	715,000	619,962
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	1,010,000	845,895
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/18	405,000	339,196
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	275,000	216,705

TOTAL MUNICIPAL SECURITIES (Cost $12,310,361)		11,539,895

ASSET-BACKED SECURITIES(3) — 0.7%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	1,047,110	1,055,303
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1 SEQ, 0.90%, 4/15/18	703,357	703,694
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16	296,146	298,461
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.72%, 12/10/27(1)	1,000,000	1,000,180

TOTAL ASSET-BACKED SECURITIES (Cost $3,060,746)		3,057,638

U.S. GOVERNMENT AGENCY SECURITIES — 0.6%

FHLB, Series 1, 0.625%, 12/28/16	2,000,000	1,992,508
FNMA, 0.875%, 5/21/18	380,000	367,814
FNMA, 1.875%, 9/18/18	440,000	443,195

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,813,102)		2,803,517

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%

CANADA — 0.1%
Province of Ontario Canada, 1.375%, 1/27/14 (Cost $408,114)	$408,000	408,325

TEMPORARY CASH INVESTMENTS — 1.6%

CRC Funding LLC, 0.01%, 1/2/14(1)(5)	600,000	599,996
Govco LLC, 0.01%, 1/2/14(1)(5)	1,400,000	1,400,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $884,397), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $867,304)		867,304
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $1,061,785), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,040,765)		1,040,765
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $389,204), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $381,614)		381,614
SSgA U.S. Government Money Market Fund	3,050,538	3,050,538

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,340,221)		7,340,217

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $452,352,127)		453,606,783

OTHER ASSETS AND LIABILITIES — (0.2)%		(926,851)

TOTAL NET ASSETS — 100.0%		$452,679,932

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	400,000	USD	372,603	Deutsche Bank	1/23/14	(15,910)
AUD	1,400,451	USD	1,299,829	Westpac Group	1/23/14	(51,002)
AUD	450,000	USD	397,571	Westpac Group	1/23/14	3,709
AUD	700,000	USD	625,233	Westpac Group	1/23/14	(1,021)
USD	375,188	AUD	400,000	Barclays Bank plc	1/23/14	18,495
USD	530,585	AUD	581,750	Westpac Group	1/23/14	11,820
CAD	681,954	USD	650,000	Deutsche Bank	1/23/14	(8,331)
USD	650,000	CAD	683,209	Deutsche Bank	1/23/14	7,151
USD	400,000	CAD	421,836	Deutsche Bank	1/23/14	3,083
USD	700,000	CAD	751,051	Deutsche Bank	1/23/14	(6,684)
USD	896,720	CAD	942,399	HSBC Holdings plc	1/23/14	9,991
CHF	356,012	USD	400,000	Barclays Bank plc	1/23/14	(849)
CHF	624,018	USD	700,000	Deutsche Bank	1/23/14	(368)
CHF	355,820	USD	400,000	Deutsche Bank	1/23/14	(1,065)
USD	1,000,000	CHF	907,580	Barclays Bank plc	1/23/14	(17,553)

USD	700,000	CHF	638,110	Deutsche Bank	1/23/14	(15,431)
USD	400,000	CHF	355,796	Deutsche Bank	1/23/14	1,092
EUR	1,000,000	USD	1,379,130	Barclays Bank plc	1/23/14	(3,443)
EUR	500,000	USD	687,460	Barclays Bank plc	1/23/14	383
EUR	650,000	USD	892,359	Barclays Bank plc	1/23/14	1,837
EUR	500,026	USD	688,901	Barclays Bank plc	1/23/14	(1,022)
USD	947,144	EUR	700,000	Barclays Bank plc	1/23/14	(15,836)
USD	1,276,373	EUR	950,000	Barclays Bank plc	1/23/14	(30,530)
USD	677,503	EUR	500,000	Barclays Bank plc	1/23/14	(10,341)
USD	687,545	EUR	500,000	Barclays Bank plc	1/23/14	(298)
GBP	450,000	USD	739,094	Barclays Bank plc	1/23/14	5,985
GBP	300,035	USD	491,285	HSBC Holdings plc	1/23/14	5,492
USD	483,974	GBP	300,000	Barclays Bank plc	1/23/14	(12,745)
JPY	87,224,450	USD	850,000	Deutsche Bank	1/23/14	(21,674)
USD	450,000	JPY	45,080,325	Barclays Bank plc	1/23/14	21,895
USD	300,000	JPY	30,281,400	Barclays Bank plc	1/23/14	12,433
USD	550,000	JPY	56,631,850	Barclays Bank plc	1/23/14	12,196
USD	752,394	JPY	75,161,128	Westpac Group	1/23/14	38,627
USD	650,000	JPY	66,663,610	Westpac Group	1/23/14	16,930
KRW	2,387,916,346	USD	2,220,904	Westpac Group	1/23/14	45,028
KRW	477,900,000	USD	450,000	Westpac Group	1/23/14	3,487
KRW	902,700,000	USD	850,000	Westpac Group	1/23/14	6,587
USD	760,906	KRW	818,126,497	Westpac Group	1/23/14	(15,427)
USD	950,000	KRW	1,012,225,000	Westpac Group	1/23/14	(10,517)
USD	950,000	KRW	1,008,425,000	Westpac Group	1/23/14	(6,911)
NOK	4,570,258	USD	750,000	Deutsche Bank	1/23/14	2,945
NOK	3,377,193	USD	550,000	Deutsche Bank	1/23/14	6,389
USD	950,000	NOK	5,847,345	Deutsche Bank	1/23/14	(13,344)
USD	550,000	NOK	3,341,085	Deutsche Bank	1/23/14	(440)
NZD	1,200,000	USD	989,112	Westpac Group	1/23/14	(3,412)
NZD	2,850,000	USD	2,344,239	Westpac Group	1/23/14	(3,202)
USD	1,662,376	NZD	2,050,000	Westpac Group	1/23/14	(21,528)
SEK	8,935,295	USD	1,350,000	Deutsche Bank	1/23/14	38,748
SEK	3,283,200	USD	500,000	Deutsche Bank	1/23/14	10,284
SEK	2,611,920	USD	400,000	Deutsche Bank	1/23/14	5,952
USD	450,000	SEK	2,936,795	Deutsche Bank	1/23/14	(6,445)
USD	400,000	SEK	2,617,780	Deutsche Bank	1/23/14	(6,863)
USD	350,000	SEK	2,329,804	UBS AG	1/23/14	(12,105)
SGD	808,451	USD	650,000	Deutsche Bank	1/23/14	(9,367)
SGD	1,377,235	USD	1,100,000	Deutsche Bank	1/23/14	(8,651)
SGD	1,187,616	USD	950,000	Deutsche Bank	1/23/14	(8,909)
SGD	779,889	USD	624,586	HSBC Holdings plc	1/23/14	(6,586)
USD	350,000	SGD	437,682	Barclays Bank plc	1/23/14	3,172
USD	1,350,000	SGD	1,698,238	Barclays Bank plc	1/23/14	4,281
USD	1,600,000	SGD	2,010,558	Westpac Group	1/23/14	6,793
TWD	15,816,600	USD	534,887	Westpac Group	1/23/14	(4,530)
TWD	20,960,550	USD	709,565	Westpac Group	1/23/14	(6,724)
USD	695,029	TWD	20,552,000	Westpac Group	1/23/14	5,887
USD	550,000	TWD	16,239,850	Westpac Group	1/23/14	5,451
USD	650,000	TWD	19,236,750	Westpac Group	1/23/14	4,961
						(37,980)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
280	U.S. Treasury 2-Year Notes	March 2014	61,547,500	(114,290)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
424	U.S. Treasury 5-Year Notes	March 2014	50,588,500	585,513

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)

Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $27,198,716, which represented 6.0% of total net assets.

(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $460,333.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Corporate Bonds	—	236,695,734	—
U.S. Treasury Securities	—	117,924,343	—
Collateralized Mortgage Obligations	—	34,077,974	—
Commercial Mortgage-Backed Securities	—	20,685,970	—
U.S. Government Agency Mortgage-Backed Securities	—	19,073,170	—
Municipal Securities	—	11,539,895	—
Asset-Backed Securities	—	3,057,638	—
U.S. Government Agency Securities	—	2,803,517	—
Sovereign Governments and Agencies	—	408,325	—
Temporary Cash Investments	3,050,538	4,289,679	—

Total Value of Investment Securities	3,050,538	450,556,245	—

Other Financial Instruments
Futures Contracts	471,223	—	—
Forward Foreign Currency Exchange Contracts	—	(37,980)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	471,223	(37,980)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$452,352,953
Gross tax appreciation of investments	$3,345,270
Gross tax depreciation of investments	(2,091,440)
Net tax appreciation (depreciation) of investments	$1,253,830

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Inflation Protection Bond Fund

December 31, 2013

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

Shares/ Principal Amount ($)			Value ($)
U.S. TREASURY SECURITIES — 70.7%

U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)		44,074,249	45,077,952
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15		87,764,591	92,577,952
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16		45,905,439	48,959,207
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)		156,339,182	160,638,510
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16		96,246,988	105,672,455
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17		95,328,206	104,969,034
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17		72,589,508	74,656,639
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17		38,238,067	43,038,741
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18		111,834,675	114,106,261
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18		37,903,950	41,113,960

TOTAL U.S. TREASURY SECURITIES (Cost $828,758,006)			830,810,711

SOVEREIGN GOVERNMENTS AND AGENCIES — 11.1%

GERMANY — 11.1%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	27,560,000	39,468,874
Deutsche Bundesrepublik Inflation Linked Bond, 1.50%, 4/15/16	EUR	52,169,850	74,837,050
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	12,393,000	16,667,451

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $129,560,923)			130,973,375

CORPORATE BONDS — 8.7%

AEROSPACE AND DEFENSE†
L-3 Communications Corp., 5.20%, 10/15/19		$200,000	216,316

AUTOMOBILES — 0.3%
American Honda Finance Corp., 1.85%, 9/19/14(2)		500,000	505,003
American Honda Finance Corp., 2.125%, 10/10/18		475,000	473,331
Daimler Finance North America LLC, 1.30%, 7/31/15(2)		750,000	754,694
Ford Motor Credit Co. LLC, 5.625%, 9/15/15		930,000	1,003,256
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		300,000	334,350
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(2)		390,000	390,463

			3,461,097

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15		1,000,000	1,005,360

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 1.875%, 11/15/14		750,000	758,521

BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16		750,000	843,750

CHEMICALS — 0.1%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		200,000	208,750
LyondellBasell Industries NV, 5.00%, 4/15/19		400,000	444,528

			653,278

COMMERCIAL BANKS — 0.2%
Capital One Financial Corp., 2.125%, 7/15/14		650,000	655,239
PNC Funding Corp., 3.625%, 2/8/15		140,000	144,859
Royal Bank of Canada, MTN, 1.45%, 10/30/14		700,000	706,709

Wachovia Bank N.A., 5.00%, 8/15/15	750,000	800,128
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	500,000	547,820

		2,854,755

COMPUTERS AND PERIPHERALS — 0.2%
Dell, Inc., 2.30%, 9/10/15	550,000	554,812
Dell, Inc., 3.10%, 4/1/16	1,485,000	1,505,419
Hewlett-Packard Co., 2.65%, 6/1/16	600,000	618,552

		2,678,783

CONSUMER FINANCE — 0.2%
CIT Group, Inc., 5.00%, 5/15/17	1,500,000	1,608,750
Credit Suisse (New York), 5.50%, 5/1/14	390,000	396,390
HSBC Finance Corp., 5.50%, 1/19/16	300,000	325,387

		2,330,527

CONTAINERS AND PACKAGING — 0.4%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)	1,390,000	1,501,200
Ball Corp., 6.75%, 9/15/20	2,610,000	2,851,425

		4,352,625

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Ally Financial, Inc., 8.30%, 2/12/15	950,000	1,023,625
Bank of America Corp., 6.50%, 8/1/16	390,000	440,581
Bank of America Corp., 2.00%, 1/11/18	600,000	599,245
Citigroup, Inc., 6.01%, 1/15/15	650,000	684,652
Citigroup, Inc., 2.50%, 9/26/18	250,000	251,412
General Electric Capital Corp., 2.25%, 11/9/15	950,000	979,525
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	200,000	204,250
Union Bank N.A., 2.625%, 9/26/18	390,000	397,234

		4,580,524

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 5.50%, 2/1/18	500,000	563,119
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	529,590
Virgin Media Finance plc, 8.375%, 10/15/19	585,000	640,575
Windstream Corp., 7.875%, 11/1/17	1,100,000	1,262,250

		2,995,534

ELECTRIC UTILITIES†
AES Corp. (The), 7.75%, 10/15/15	283,000	314,130
AES Corp. (The), 8.00%, 10/15/17	30,000	35,400

		349,530

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	536,975

ENERGY EQUIPMENT AND SERVICES†
Weatherford International Ltd., 9.625%, 3/1/19	70,000	89,992

FOOD AND STAPLES RETAILING — 0.2%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,232,143
Walgreen Co., 1.00%, 3/13/15	750,000	753,306

		1,985,449

FOOD PRODUCTS — 0.2%
Del Monte Corp., 7.625%, 2/15/19	850,000	885,062

TreeHouse Foods, Inc., 7.75%, 3/1/18	850,000	892,500

		1,777,562

GAS UTILITIES — 0.2%
El Paso Corp., 7.25%, 6/1/18	200,000	229,227
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	400,000	440,131
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	319,706
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,120,000	1,220,800
TransCanada PipeLines Ltd., 0.875%, 3/2/15	450,000	451,439

		2,661,303

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Biomet, Inc., 6.50%, 8/1/20	1,515,000	1,598,325

HEALTH CARE PROVIDERS AND SERVICES — 0.7%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,520,000	1,573,200
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	1,140,000	1,199,138
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,515,000	1,541,512
Express Scripts Holding Co., 3.50%, 11/15/16	230,000	243,308
HCA, Inc., 7.875%, 2/15/20	1,100,000	1,183,875
HCA, Inc., 7.69%, 6/15/25	100,000	105,000
Tenet Healthcare Corp., 6.25%, 11/1/18	1,370,000	1,522,413
Universal Health Services, Inc., 7.125%, 6/30/16	520,000	588,250

		7,956,696

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Carnival Corp., 1.20%, 2/5/16	350,000	349,193
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	350,000	394,625

		743,818

HOUSEHOLD DURABLES — 0.3%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,510,337
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,509,600

		3,019,937

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(2)	1,220,000	1,216,950

INSURANCE — 0.2%
American International Group, Inc., 4.125%, 2/15/24	20,000	19,892
American International Group, Inc., MTN, 5.85%, 1/16/18	475,000	545,613
International Lease Finance Corp., 4.875%, 4/1/15	930,000	966,038
Lincoln National Corp., 6.25%, 2/15/20	120,000	138,371
MetLife, Inc., 6.75%, 6/1/16	300,000	341,282
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	230,000	282,543
XLIT Ltd., 2.30%, 12/15/18	100,000	98,280

		2,392,019

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	950,925

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	280,000	292,876
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	400,000	398,529

		691,405

MEDIA — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	920,000	976,350

Comcast Corp., 5.90%, 3/15/16	250,000	276,226
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	250,000	257,486
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	400,000	413,308
Discovery Communications LLC, 3.70%, 6/1/15	500,000	520,456
DISH DBS Corp., 7.125%, 2/1/16	1,080,000	1,198,800
Lamar Media Corp., 7.875%, 4/15/18	180,000	190,575
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,085,000	1,169,087
Time Warner, Inc., 3.15%, 7/15/15	750,000	777,286
Univision Communications, Inc., 6.875%, 5/15/19(2)	1,030,000	1,105,962
Viacom, Inc., 4.375%, 9/15/14	500,000	513,130
Virgin Media Secured Finance plc, 6.50%, 1/15/18	250,000	259,688

		7,658,354

METALS AND MINING — 0.3%
ArcelorMittal, 4.25%, 2/25/15	900,000	927,000
Barrick Gold Corp., 2.90%, 5/30/16	470,000	487,064
FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15(2)	618,000	642,334
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(2)	755,000	805,962
Rio Tinto Finance USA plc, 1.375%, 6/17/16	230,000	233,723
Xstrata Canada Financial Corp., 2.85%, 11/10/14(2)	550,000	557,737

		3,653,820

MULTI-UTILITIES — 0.5%
CMS Energy Corp., 4.25%, 9/30/15	160,000	168,644
CMS Energy Corp., 8.75%, 6/15/19	615,000	778,368
Dominion Gas Holdings LLC, 1.05%, 11/1/16(2)	480,000	478,770
DPL, Inc., 6.50%, 10/15/16	1,310,000	1,424,625
GenOn Energy, Inc., 7.875%, 6/15/17	1,525,000	1,685,125
NRG Energy, Inc., 7.625%, 1/15/18	1,140,000	1,305,300
Sempra Energy, 6.50%, 6/1/16	130,000	146,350

		5,987,182

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	257,000	288,445

OIL, GAS AND CONSUMABLE FUELS — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	630,000	546,525
Anadarko Petroleum Corp., 5.75%, 6/15/14	350,000	357,381
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	423,583
Arch Coal, Inc., 7.25%, 10/1/20	250,000	196,250
BP Capital Markets plc, 0.70%, 11/6/15	230,000	230,678
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,508,500
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	909,500
Marathon Petroleum Corp., 3.50%, 3/1/16	200,000	208,941
Newfield Exploration Co., 6.875%, 2/1/20	500,000	538,125
Peabody Energy Corp., 7.375%, 11/1/16	1,450,000	1,638,500
Peabody Energy Corp., 6.50%, 9/15/20	835,000	883,013
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	279,000
SandRidge Energy, Inc., 8.75%, 1/15/20	250,000	270,625

		7,990,621

PERSONAL PRODUCTS — 0.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21	1,490,000	1,631,550

PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.20%, 11/6/15	300,000	303,187

Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	1,155,000	1,241,625
Mylan, Inc., 1.35%, 11/29/16	300,000	299,640
Perrigo Co. plc, 1.30%, 11/8/16(2)	500,000	498,576
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	582,000	600,915

		2,943,943

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 4.625%, 4/1/15	600,000	627,751
Boston Properties LP, 5.00%, 6/1/15	280,000	296,349
HCP, Inc., 3.75%, 2/1/16	600,000	630,765
HCP, Inc., 6.00%, 1/30/17	75,000	84,087
Health Care REIT, Inc., 3.625%, 3/15/16	350,000	366,869
Simon Property Group LP, 5.75%, 12/1/15	400,000	433,438

		2,439,259

ROAD AND RAIL — 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(2)	800,000	806,616
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(2)	210,000	215,252
Union Pacific Corp., 4.875%, 1/15/15	400,000	417,933

		1,439,801

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(2)	1,455,000	1,495,012

SPECIALTY RETAIL — 0.4%
Hertz Corp. (The), 6.75%, 4/15/19	1,525,000	1,650,813
Home Depot, Inc. (The), 2.25%, 9/10/18	230,000	233,300
Rent-A-Center, Inc., 6.625%, 11/15/20	1,620,000	1,725,300
United Rentals North America, Inc., 5.75%, 7/15/18	1,395,000	1,497,881

		5,107,294

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	428,025
L Brands, Inc., 6.90%, 7/15/17	1,050,000	1,212,750
Polymer Group, Inc., 7.75%, 2/1/19	1,130,000	1,210,512

		2,851,287

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Sprint Communications, 6.00%, 12/1/16	2,600,000	2,843,750
T-Mobile USA, Inc., 6.46%, 4/28/19	2,630,000	2,800,950

		5,644,700

TOTAL CORPORATE BONDS (Cost $99,588,669)		101,833,224

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 4.2%

ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	220,205	228,461
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	188,298	193,147
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	1,466,798	1,504,796
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	1,037,769	943,394
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 1/1/14	1,239,332	1,221,153

Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.38%, 1/1/14	1,143,195	1,133,694
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	221,582	216,411
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.26%, 1/1/14	1,583,638	1,556,343
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,591,499	1,643,970
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.22%, 1/1/14	1,419,980	1,397,001
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 1/1/14	1,539,259	1,532,710
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	212,888	215,050
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.70%, 1/1/14	2,473,265	2,372,415
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.79%, 1/1/14	1,280,122	1,280,111
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/14(2)	1,253,675	1,216,865
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	343,385	366,588
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 1/1/14	487,080	480,487
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 1/1/14	367,666	381,799
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 1/1/14(2)	1,980,115	1,995,754
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	521,694	550,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 1/1/14	666,804	674,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	2,302,142	2,314,289
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	243,231	249,638
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.63%, 1/1/14	2,223,329	2,250,487
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.66%, 1/1/14	1,145,791	1,166,302
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.65%, 1/1/14	1,653,891	1,684,307
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,990,999	2,059,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	2,185,449	2,117,608
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,636,909	1,664,994
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,222,263	1,256,550
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/14	738,673	658,197
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.63%, 1/1/14	2,104,923	2,084,712
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	493,042	478,707
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	1,037,078	986,042
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	692,350	691,758
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	534,650	557,024

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,113,281	1,165,364
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	4,361,938	4,491,895
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	201,554	208,382
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.05%, 1/1/14	522,084	516,170
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,586,584	1,635,716

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,854,231)		49,342,919

MUNICIPAL SECURITIES — 1.3%

Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	3,120,000	2,475,470
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	605,000	495,967
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	600,000	491,868
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	3,015,000	2,498,380
Puerto Rico Electric Power Authority Rev., Series 2012 B, 5.00%, 7/1/16	2,985,000	2,693,425
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/18	3,360,000	2,814,067
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	1,160,000	1,005,813
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	1,665,000	1,394,471
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/18	665,000	556,951
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	1,025,000	807,720

TOTAL MUNICIPAL SECURITIES (Cost $16,585,706)		15,234,132

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.1%

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 1/1/14	1,725,000	1,847,136
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	171,692	171,709
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 1/1/14	675,000	681,624
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/14	1,549,565	1,565,577
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	1,761,845	1,826,656
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.49%, 1/11/14	365,649	368,157
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/11/14	350,000	360,966
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,267,144	1,281,325
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	1,356,170	1,410,128
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/14	407,000	431,427
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 1/11/14	825,000	884,679
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, Series 2012-C6, Class C, VRN, 4.54%, 1/1/14	1,000,000	974,234

VNO Mortgage Trust, Series 2013-PENN, Class D, VRN, 3.95%, 1/1/14(2)	1,600,000	1,531,478

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,554,079)		13,335,096

TEMPORARY CASH INVESTMENTS — 3.5%

CRC Funding LLC, 0.01%, 1/2/14(2)(4)	3,150,000	3,149,981
Govco LLC, 0.01%, 1/2/14(2)(4)	7,200,000	7,200,000
SSgA U.S. Government Money Market Fund	30,443,994	30,443,994

TOTAL TEMPORARY CASH INVESTMENTS (Cost $40,793,991)		40,793,975

TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,177,695,605)		1,182,323,432

OTHER ASSETS AND LIABILITIES — (0.6)%		(7,242,235)

TOTAL NET ASSETS — 100.0%		$1,175,081,197

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	1,550,000	USD	1,443,836	Deutsche Bank	1/23/14	(61,652)
AUD	2,200,452	USD	2,042,350	Westpac Group	1/23/14	(80,137)
AUD	1,600,000	USD	1,413,584	Westpac Group	1/23/14	13,187
AUD	1,800,000	USD	1,607,742	Westpac Group	1/23/14	(2,625)
USD	844,173	AUD	900,000	Barclays Bank plc	1/23/14	41,615
USD	1,061,170	AUD	1,163,500	Westpac Group	1/23/14	23,640
CAD	1,154,076	USD	1,100,000	Deutsche Bank	1/23/14	(14,099)
USD	2,600,000	CAD	2,789,618	Deutsche Bank	1/23/14	(24,827)
USD	1,300,000	CAD	1,366,417	Deutsche Bank	1/23/14	14,301
USD	800,000	CAD	843,672	Deutsche Bank	1/23/14	6,166
USD	1,685,436	CAD	1,771,292	HSBC Holdings plc	1/23/14	18,779
CHF	979,033	USD	1,100,000	Barclays Bank plc	1/23/14	(2,336)
CHF	802,309	USD	900,000	Deutsche Bank	1/23/14	(474)
CHF	978,505	USD	1,100,000	Deutsche Bank	1/23/14	(2,928)
CHF	885,444	USD	1,000,000	UBS AG	1/23/14	(7,265)
USD	2,200,000	CHF	1,996,676	Barclays Bank plc	1/23/14	(38,617)
USD	900,000	CHF	805,432	Barclays Bank plc	1/23/14	(3,027)
USD	1,400,000	CHF	1,276,220	Deutsche Bank	1/23/14	(30,862)
USD	1,100,000	CHF	978,439	Deutsche Bank	1/23/14	3,002
EUR	2,100,000	USD	2,896,173	Barclays Bank plc	1/23/14	(7,231)
EUR	1,500,000	USD	2,062,380	Barclays Bank plc	1/23/14	1,150
EUR	1,900,000	USD	2,608,434	Barclays Bank plc	1/23/14	5,370
EUR	1,266,694	USD	1,745,162	Barclays Bank plc	1/23/14	(2,589)
EUR	800,000	USD	1,102,976	Deutsche Bank	1/23/14	(2,427)
USD	1,490,506	EUR	1,100,000	Barclays Bank plc	1/23/14	(22,750)
USD	1,219,874	EUR	900,000	Barclays Bank plc	1/23/14	(18,244)
USD	17,102,373	EUR	12,607,572	Barclays Bank plc	1/23/14	(241,693)
USD	2,029,595	EUR	1,500,000	Barclays Bank plc	1/23/14	(33,935)
USD	2,552,745	EUR	1,900,000	Barclays Bank plc	1/23/14	(61,059)
USD	113,639,286	EUR	83,867,684	Barclays Bank plc	1/23/14	(1,736,352)
USD	2,062,635	EUR	1,500,000	Barclays Bank plc	1/23/14	(895)
GBP	500,000	USD	814,690	Barclays Bank plc	1/23/14	13,175
GBP	1,400,000	USD	2,299,402	Barclays Bank plc	1/23/14	18,621
USD	1,129,274	GBP	700,000	Barclays Bank plc	1/23/14	(29,738)

JPY	215,495,700	USD	2,100,000	Deutsche Bank	1/23/14	(53,547)
USD	1,000,000	JPY	102,433,300	Barclays Bank plc	1/23/14	27,243
USD	800,000	JPY	80,924,000	Barclays Bank plc	1/23/14	31,506
USD	1,200,000	JPY	120,214,200	Barclays Bank plc	1/23/14	58,387
USD	1,500,000	JPY	154,450,500	Barclays Bank plc	1/23/14	33,262
USD	1,100,000	JPY	112,815,340	Westpac Group	1/23/14	28,650
USD	1,327,262	JPY	132,588,124	Westpac Group	1/23/14	68,140
KRW	3,422,964,153	USD	3,183,560	Westpac Group	1/23/14	64,546
KRW	1,488,200,000	USD	1,400,000	Westpac Group	1/23/14	12,177
KRW	1,062,000,000	USD	1,000,000	Westpac Group	1/23/14	7,749
KRW	1,911,600,000	USD	1,800,000	Westpac Group	1/23/14	13,948
USD	2,400,000	KRW	2,557,200,000	Westpac Group	1/23/14	(26,568)
USD	2,500,000	KRW	2,653,750,000	Westpac Group	1/23/14	(18,186)
USD	221,456	KRW	238,109,997	Westpac Group	1/23/14	(4,490)
NOK	9,140,516	USD	1,500,000	Deutsche Bank	1/23/14	5,890
NOK	7,368,420	USD	1,200,000	Deutsche Bank	1/23/14	13,939
USD	1,700,000	NOK	10,463,670	Deutsche Bank	1/23/14	(23,879)
USD	1,600,000	NOK	9,719,520	Deutsche Bank	1/23/14	(1,281)
NZD	6,900,000	USD	5,675,526	Westpac Group	1/23/14	(7,753)
NZD	1,950,000	USD	1,607,307	Westpac Group	1/23/14	(5,545)
USD	3,000,386	NZD	3,700,000	Westpac Group	1/23/14	(38,855)
SEK	7,223,040	USD	1,100,000	Deutsche Bank	1/23/14	22,625
SEK	18,532,464	USD	2,800,000	Deutsche Bank	1/23/14	80,367
USD	750,000	SEK	4,992,437	UBS AG	1/23/14	(25,939)
SGD	3,123,425	USD	2,500,000	Barclays Bank plc	1/23/14	(24,934)
SGD	3,130,080	USD	2,500,000	Deutsche Bank	1/23/14	(19,661)
SGD	3,125,306	USD	2,500,000	Deutsche Bank	1/23/14	(23,444)
SGD	1,865,655	USD	1,500,000	Deutsche Bank	1/23/14	(21,617)
SGD	1,383,449	USD	1,107,956	HSBC Holdings plc	1/23/14	(11,683)
USD	2,500,000	SGD	3,127,805	Barclays Bank plc	1/23/14	21,464
USD	3,500,000	SGD	4,402,840	Barclays Bank plc	1/23/14	11,100
USD	700,000	SGD	875,364	Barclays Bank plc	1/23/14	6,344
USD	3,300,000	SGD	4,146,777	Westpac Group	1/23/14	14,010
TWD	26,885,600	USD	909,219	Westpac Group	1/23/14	(7,701)
TWD	54,148,651	USD	1,833,062	Westpac Group	1/23/14	(17,370)
USD	900,000	TWD	26,563,500	Westpac Group	1/23/14	9,283
USD	1,700,000	TWD	50,311,500	Westpac Group	1/23/14	12,974
USD	1,141,833	TWD	33,764,000	Westpac Group	1/23/14	9,671
USD	700,000	TWD	20,545,000	Westpac Group	1/23/14	11,093
						(2,034,841)

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
100	U.S. Treasury Long Bonds	March 2014	12,831,250	199,775

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(299,805)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(329,076)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97	12/21/16	(204,912)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	5/17/18	(195,646)
Barclays Bank plc	8,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(110,959)
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(83,908)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(85,138)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(103,638)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22	5/20/18	(174,869)
Morgan Stanley Capital Services LLC	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	10/9/15	(303,001)
						(1,890,952)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar

SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,874,607.

(2)

Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $27,109,655, which represented 2.3% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	830,810,711	—
Sovereign Governments and Agencies	—	130,973,375	—
Corporate Bonds	—	101,833,224	—
Collateralized Mortgage Obligations	—	49,342,919	—
Municipal Securities	—	15,234,132	—
Commercial Mortgage-Backed Securities	—	13,335,096	—
Temporary Cash Investments	30,443,994	10,349,981	—

Total Value of Investment Securities	30,443,994	1,151,879,438	—

Other Financial Instruments
Futures Contracts	199,775	—	—
Swap Agreements	—	(1,890,952)	—
Forward Foreign Currency Exchange Contracts	—	(2,034,841)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	199,775	(3,925,793)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,177,835,343
Gross tax appreciation of investments	$9,730,443
Gross tax depreciation of investments	(5,242,354)
Net tax appreciation (depreciation) of investments	$4,488,089

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2014